UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04615
HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31, 2007
Date of reporting period: September 30, 2007
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Item 1. Schedule of Investments.
Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 65.6%
	Basic Materials – 2.8%
1,230	Alcoa, Inc.	$48,129
845	Cameco Corp.	39,068
875	E.I. DuPont de Nemours & Co.	43,385
429	Freeport-McMoRan Copper & Gold, Inc. ▼ Θ	44,945
1,938	Mitsubishi Rayon Co., Ltd. †	13,666
47	Rio Tinto plc ADR ▼	16,002
999	Uranium One, Inc. ●	13,214

		218,409

	Consumer Cyclical – 3.3%
827	Best Buy Co., Inc. ▼	38,049
11,241	Buck Holdings L.P. † ● ⌂	10,117
2,004	Circuit City Stores, Inc. ▼	15,848
2,320	D.R. Horton, Inc. ▼	29,722
1,030	Kohl’s Corp. ●	59,033
3,033	Lowe's Cos., Inc. ▼	84,990
662	Supervalu, Inc.	25,832

		263,591

	Consumer Staples – 4.5%
330	Bunge Ltd. Finance Corp. ▼	35,458
213	Clorox Co.	12,994
8	Japan Tobacco, Inc. †	43,622
1,441	PepsiCo, Inc.	105,538
2,300	Procter & Gamble Co.	161,761

		359,373

	Energy – 5.5%
755	Chesapeake Energy Corp. ▼	26,607
367	ConocoPhillips Holding Co.	32,194
712	EnCana Corp. ▼	44,062
1,348	Exxon Mobil Corp. ▼	124,799
1,052	Halliburton Co.	40,397
1,770	OAO Gazprom ADR	78,059
1,436	Occidental Petroleum Corp.	91,993

		438,111

	Finance – 14.4%
4,104	Akbank T.A.S. †	31,158
1,754	American International Group, Inc. ▼ ‡	118,624
7,251	Amvescap plc †	97,958
2,092	Bank of America Corp.	105,170
1,492	Capital One Financial Corp.	99,127
2,184	Citigroup, Inc.	101,925
814	Commerce Bancorp, Inc. ▼	31,582
1,804	Countrywide Financial Corp. ▼	34,300
2,298	Discover Financial Services ●	47,796
1,993	E*Trade Financial Corp. ●	26,029
391	Goldman Sachs Group, Inc.	84,680
1,094	ING Groep N.V. ADR	48,475
398	Julius Baer Holding Ltd. †	29,728
2	Mitsubishi UFJ Financial Group, Inc.	15,127
1,035	State Street Corp. ▼	70,512
1,025	UBS AG	54,561
1,872	UnitedHealth Group, Inc.	90,666
2,514	Western Union Co.	52,717

		1,140,135

	Health Care – 8.6%
922	Amgen, Inc. ● ▼	52,143
560	Astellas Pharma, Inc. †	26,753
517	AstraZeneca plc †	25,887
905	Daiichi Sankyo Co., Ltd. †	27,132
585	Eisai Co., Ltd. †	27,596
3,390	Elan Corp. plc ADR ● ▼	71,315
1,416	Eli Lilly & Co.	80,602
668	Genentech, Inc. ●	52,078
1,674	Sanofi-Aventis S.A. ADR	70,994
2,328	Schering-Plough Corp.	73,647
2,723	Shionogi & Co., Ltd. †	41,865
445	UCB S.A. †	26,212
737	Walgreen Co.	34,797
1,575	Wyeth	70,162

		681,183

	Services – 6.4%
4,477	Comcast Corp. Class A ● ▼	108,259
648	Monster Worldwide, Inc. ●	22,061
5,205	Time Warner, Inc. ▼	95,565
1,451	United Parcel Service, Inc. Class B	109,000
1,161	Viacom, Inc. Class B ●	45,225
1,767	Waste Management, Inc.	66,690
4,297	XM Satellite Radio Holdings, Inc. Class A ● ▼	60,890

		507,690

	Technology – 19.7%
160	Akamai Technologies, Inc. ● ▼	4,585
560	Apple, Inc. ● ▼	85,998
2,141	AT&T, Inc. ‡	90,595
4,947	Cisco Systems, Inc. ● ‡	163,808
505	Citrix Systems, Inc. ● ▼	20,374
2,001	Corning, Inc.	49,317
558	Electronic Arts, Inc. ●	31,242
2,482	EMC Corp. ● ‡	51,628
3,629	Flextronics International Ltd. ● ▼	40,573
6,205	General Electric Co.	256,879
243	Google, Inc. ●	137,563
4,317	Intel Corp.	111,643
2,373	Maxim Integrated Products, Inc.	69,653
1,753	Medtronic, Inc.	98,909
2,749	Network Appliance, Inc. ●	73,962
673	Qualcomm, Inc.	28,437
302	Research In Motion Ltd. ● Θ	29,742
4,156	Sprint Nextel Corp. ▼	78,960
1,292	Texas Instruments, Inc.	47,282
541	Whirlpool Corp. ▼	48,168
1,371	Yahoo!, Inc. ● ▼	36,806

		1,556,124

	Utilities – 0.4%
174	E.On AG †	32,035

	Total common stock (Cost $4,863,740)	$5,196,651

PREFERRED STOCK – 0.4%
	Finance – 0.4%
603	Banco Itau Holding	$30,457

	Total preferred stock (Cost $26,645)	$30,457

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 4.1%
	Finance – 4.1%
	Asset Securitization Corp.
$17,200	6.93%, 02/14/2043	$18,404
	Banc of America Commercial Mortgage, Inc.
4,590	5.35%, 09/10/2047 Δ	4,536
15,000	5.45%, 01/15/2049	14,808
	Bear Stearns Commercial Mortgage Securities, Inc.
9,575	5.30%, 10/12/2042 Δ	9,434
22,350	5.54%, 09/11/2041 – 10/12/2041	22,362
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	11,865
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,000	5.40%, 07/15/2044 Δ	14,864
	Commercial Mortgage Pass-Through Certificates
15,000	5.12%, 06/10/2044	14,659
	Countrywide Home Loans
3,444	5.26%, 11/25/2035 Δ	3,431
	Credit Suisse Mortgage Capital Certificates
7,365	5.47%, 09/15/2039	7,313
10,445	5.61%, 02/15/2039 Δ	10,477
	Greenwich Capital Commercial Funding Corp.
10,385	5.22%, 04/10/2037 Δ	10,236
6,020	5.44%, 03/10/2039 ▼ Δ	5,949
	GSR Mortgage Loan Trust
7,472	5.80%, 05/25/2047 Δ	7,457
	Harley-Davidson Motorcycle Trust
6,114	2.53%, 11/15/2011	5,987
	Household Automotive Trust
9,125	5.28%, 09/17/2011	9,137
	JP Morgan Chase Commercial Mortgage Security Corp.
6,305	5.34%, 12/15/2044 Δ	6,233
15,000	5.44%, 06/12/2047 Δ	14,794
7,755	5.48%, 12/12/2044 Δ	7,739
6,500	6.07%, 04/15/2045 Δ	6,683
	Marriott Vacation Club Owner Trust
1,962	5.36%, 10/20/2028 ■	1,973
	Merrill Lynch Mortgage Trust
15,000	5.05%, 07/12/2038	14,592
	Morgan Stanley Capital I
9,580	5.23%, 09/15/2042 ▼	9,421
6,655	5.45%, 02/12/2044 Δ	6,567
	Morgan Stanley Capital Investments
14,985	5.51%, 11/12/2049 Δ	14,894
	Residential Accredit Loans, Inc.
9,566	5.26%, 02/25/2035 Δ	9,561
	Sequoia Mortgage Trust
11,557	5.83%, 02/20/2047 Δ	11,590
	Susquehanna Auto Lease Trust
12,910	5.21%, 03/16/2009 ■	12,878
	Wachovia Bank Commercial Mortgage Trust
10,000	5.12%, 07/15/2042	9,777
	Wells Fargo Mortgage Backed Securities Trust
8,811	4.55%, 03/25/2035 Δ	8,716
12,348	5.53%, 04/25/2036 Δ	12,403
6,091	6.03%, 09/25/2036 Δ	6,152

	Total asset & commercial mortgage backed securities (Cost $325,644)	$324,892

CORPORATE BONDS: INVESTMENT GRADE – 13.6%
	Capital Goods – 0.1%
	Pitney Bowes, Inc.
$4,775	5.75%, 09/15/2017	$4,782
	Xerox Corp.
6,000	5.50%, 05/15/2012	5,943

		10,725

	Consumer Cyclical – 0.9%
	DaimlerChrysler NA Holdings Corp.
5,400	5.88%, 03/15/2011	5,478
9,550	6.50%, 11/15/2013	9,903
4,600	8.50%, 01/18/2031 ▼	5,702
	Federated Retail Holdings, Inc.
3,084	5.90%, 12/01/2016	2,951
	Lowe’s Co., Inc.
6,475	6.65%, 09/15/2037	6,542
	SCL Term Aereo Santiago S.A.
11,315	6.95%, 07/01/2012 ■	11,550
	Target Corp.
14,200	5.88%, 11/01/2008 ‡	14,352
	Wal-Mart Stores, Inc.
15,000	6.88%, 08/10/2009 ‡	15,505

		71,983

	Consumer Staples – 1.1%
	Cargill, Inc.
6,015	5.60%, 09/15/2012 ■	6,061
	Coca-Cola Enterprises, Inc.
6,500	6.75%, 09/15/2028	6,932
500	8.50%, 02/01/2022	617
	Colgate-Palmolive Co.
13,140	5.58%, 11/06/2008	13,212
	ConAgra Foods, Inc.
6,537	7.88%, 09/15/2010	7,038
	Diageo Capital plc
9,825	4.38%, 05/03/2010	9,693
	Kraft Foods, Inc.
12,275	6.25%, 06/01/2012	12,673
	PepsiAmericas, Inc.
13,400	6.38%, 05/01/2009	13,750
	Procter & Gamble Co.
12,180	9.36%, 01/01/2021	15,160
	Weyerhaeuser Co.
2,975	7.38%, 03/15/2032	2,985

		88,121

	Energy – 0.2%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	5,968
	Weatherford International Ltd.
11,000	5.95%, 06/15/2012 ■	11,215

		17,183

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance – 7.0%
	Ace INA Holdings, Inc.
$16,800	5.88%, 06/15/2014 ▼	$16,910
	AMBAC Financial Group, Inc.
7,085	5.95%, 12/05/2035	6,221
	American Express Centurion Bank
12,670	6.00%, 09/13/2017	12,606
	American International Group, Inc.
1,200	6.25%, 03/15/2037	1,130
	AXA Financial, Inc.
15,000	7.00%, 04/01/2028	16,317
	Bank of America Corp.
20,000	5.88%, 02/15/2009	20,195
	BB&T Corp.
4,830	4.90%, 06/30/2017	4,455
	Berkshire Hathaway Finance Corp.
10,500	4.85%, 01/15/2015	10,079
	Brandywine Operating Partnership
9,585	6.00%, 04/01/2016	9,261
	Capital One Bank
3,750	6.50%, 06/13/2013	3,801
	Capital One Capital IV
4,125	6.75%, 02/17/2037	3,678
	Capital One Financial Corp.
3,900	5.70%, 09/15/2011	3,906
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	10,642
	Citigroup, Inc.
6,500	3.63%, 02/09/2009	6,386
8,800	6.00%, 10/31/2033	8,573
1,000	6.50%, 01/18/2011	1,040
	Credit Suisse First Boston USA, Inc.
8,920	4.88%, 01/15/2015	8,501
	Developers Diversified Realty Corp.
7,900	5.38%, 10/15/2012	7,695
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017 ■	7,004
	Eaton Vance Corp.
3,180	6.50%, 10/02/2017	3,176
	ERAC USA Finance Co.
16,355	7.35%, 06/15/2008 ■	16,533
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,439
	General Electric Capital Corp.
12,000	6.75%, 03/15/2032	13,212
	Genworth Financial, Inc.
8,000	6.15%, 11/15/2066	7,481
	Goldman Sachs Group, Inc.
11,000	5.30%, 02/14/2012	10,933
6,000	5.63%, 01/15/2017	5,821
8,000	6.45%, 05/01/2036	7,806
	Health Care Property Investors, Inc.
9,780	6.00%, 01/30/2017	9,340
	HSBC Bank USA
11,550	3.88%, 09/15/2009	11,325
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	12,138
	International Lease Finance Corp.
10,500	5.00%, 09/15/2012	10,246
	International Lease Finance Corp.
6,350	5.63%, 09/15/2010	6,322
	Jackson National Life Insurance Co.
12,650	8.15%, 03/15/2027 ■	15,032
	John Deere Capital Corp.
8,320	4.88%, 10/15/2010	8,275
	JP Morgan Chase & Co.
14,375	5.13%, 09/15/2014	14,021
	KeyCorp Capital II
750	6.88%, 03/17/2029	738
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	7,687
	Lehman Brothers Holdings, Inc.
11,000	5.25%, 02/06/2012	10,772
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ▼ ■	8,558
	Liberty Property L.P.
1,325	6.63%, 10/01/2017	1,323
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	10,541
6,000	6.40%, 08/28/2017	6,191
	Morgan Stanley
13,000	5.38%, 10/15/2015	12,477
6,000	5.45%, 01/09/2017	5,786
	National City Corp.
4,250	6.88%, 05/15/2019	4,476
	New England Mutual Life Insurance Co.
30,000	7.88%, 02/15/2024 ■ ‡	34,819
	Prologis Trust
6,500	5.63%, 11/15/2016	6,161
	Prudential Financial, Inc.
11,000	5.50%, 03/15/2016	10,751
3,500	5.80%, 06/15/2012	3,579
	Realty Income Corp.
4,830	6.75%, 08/15/2019	4,838
	Regions Bank
10,000	6.45%, 06/26/2037	10,206
	Republic New York Capital I
500	7.75%, 11/15/2026	518
	Santander Central Hispano Issuances Ltd.
1,250	7.63%, 11/03/2009	1,314
	Simon Property Group L.P.
15,100	6.10%, 05/01/2016	15,059
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	7,651
	Torchmark Corp.
14,600	8.25%, 08/15/2009 ‡	15,445
	Toyota Motor Credit Corp.
9,000	5.50%, 12/15/2008 ‡	9,045
	U.S. Bank NA
21,400	4.95%, 10/30/2014	20,462
	UnitedHealth Group, Inc.
5,500	4.75%, 02/10/2014	5,225
	Wachovia Corp.
10,000	5.25%, 08/01/2014	9,801
	Wells Fargo Bank NA
13,000	4.75%, 02/09/2015	12,345
1,000	6.45%, 02/01/2011	1,038

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Willis North America, Inc.
$2,760	5.63%, 07/15/2015	$2,630
2,910	6.20%, 03/28/2017	2,887

		556,823

	Health Care – 0.5%
	Astrazeneca plc
6,330	5.40%, 09/15/2012	6,380
	Becton, Dickinson & Co.
9,000	6.70%, 08/01/2028 ‡	9,371
	CVS Corp.
7,725	6.13%, 08/15/2016	7,722
	Schering-Plough Corp.
9,000	5.55%, 12/01/2013	8,939
	Wyeth
8,000	7.25%, 03/01/2023 ‡	8,869

		41,281

	Services – 0.6%
	COX Communications, Inc.
9,000	5.45%, 12/15/2014	8,731
	FedEx Corp.
15,000	3.50%, 04/01/2009	14,627
	Time Warner, Inc.
5,530	5.50%, 11/15/2011	5,522
	Viacom, Inc.
15,020	6.88%, 04/30/2036	14,958
	Wyndham Worldwide
3,100	6.00%, 12/01/2016	3,002

		46,840

	Technology – 1.9%
	AT&T, Inc.
9,510	6.80%, 05/15/2036	10,178
	BellSouth Corp.
8,960	6.55%, 06/15/2034	9,144
	Bellsouth Telecommunications
10,000	6.38%, 06/01/2028	10,087
650	7.00%, 12/01/2095	660
	Comcast Cable Communications, Inc.
15,000	6.88%, 06/15/2009	15,412
1,000	8.50%, 05/01/2027	1,196
	Deutsche Telekom International Finance B.V.
8,500	8.25%, 06/15/2030	10,405
	General Electric Co.
12,925	5.00%, 02/01/2013 ‡	12,812
	Hewlett-Packard Co.
6,000	5.25%, 03/01/2012 ▼	6,025
	Intuit, Inc.
7,900	5.40%, 03/15/2012	7,860
	SBC Communications
4,825	6.45%, 06/15/2034	4,894
	Siemens Finance
14,325	5.75%, 10/17/2016 ■	14,446
	Sprint Capital Corp.
3,370	8.75%, 03/15/2032	3,865
	Telecom Italia Capital
15,000	5.25%, 10/01/2015	14,240
	Time Warner Cable, Inc.
4,580	5.85%, 05/01/2017 ■	4,453
	Nerizon Communications, Inc.
5,000	5.35%, 02/15/2011 ▼	5,043
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	531
14,500	7.75%, 12/01/2030	16,772

		148,023

	Transportation – 0.2%
	Continental Airlines, Inc.
4,140	5.98%, 04/19/2022	4,011
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	8,487
3,510	6.15%, 08/01/2022 *	3,512

		16,010

	Utilities – 1.1%
	Alabama Power Co.
1,000	7.13%, 10/01/2007	1,000
	Consolidated Edison Co. of New York
4,605	5.30%, 12/01/2016	4,465
	Enel Finance International
4,045	6.80%, 09/15/2037 ■	4,119
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	8,170
	Kinder Morgan Energy Partners
10,000	6.95%, 01/15/2038	10,138
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,108
	Midamerican Energy Holdings Co.
7,800	6.13%, 04/01/2036	7,572
	Northern Border Pipeline Co.
17,285	7.75%, 09/01/2009	18,089
	Northern States Power Co.
11,750	6.20%, 07/01/2037	11,928
	Southern Cal Edison Co.
8,000	5.55%, 01/15/2037	7,384
	Taqa Abu Dhabi National
3,335	5.88%, 10/27/2016 ■	3,325
	TransCanada Pipelines Ltd.
750	6.49%, 01/21/2009	766

		83,064

	Total corporate bonds: investment grade (Cost $1,075,581)	$1,080,053
CORPORATE BONDS: NON-INVESTMENT GRADE – 0.1%
	Services – 0.1%
	Times Mirror Co.
$10,400	7.50%, 07/01/2023	$6,834

	Total corporate bonds: non-investment grade (Cost $11,128)	$6,834

MUNICIPAL BONDS – 0.2%
	General Obligations – 0.2%
	Oregon School Boards Association, Taxable Pension
$10,000	4.76%, 06/30/2028	$9,113
	State of Illinois, Taxable Pension
10,000	5.10%, 06/01/2033	9,372

	Total municipal bonds (Cost $19,888)	$18,485

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES – 4.2%
	Federal Home Loan Mortgage Corporation – 0.7%
	Mortgage Backed Securities:
$50,902	6.50%, 2035 – 2036	$51,828

	Remic – Pac’s:
5,509	2.50%, 2013	5,442

		57,270

	Federal National Mortgage Association – 1.9%
	Mortgage Backed Securities:
26,163	5.50%, 2036 – 2037	25,629
120,000	6.00%, 2037 *	120,150
117	6.50%, 2036	119

		145,898

	Government National Mortgage Association – 1.1%
	Mortgage Backed Securities:
61,732	5.50%, 2036 – 2037	60,874
9,083	6.00%, 2024 – 2035	9,166
3,223	6.50%, 2026 – 2035	3,309
11,944	7.00%, 2031 – 2033	12,493
1,876	8.00%, 2026 – 2031	1,995
176	9.00%, 2016 – 2023	189

	Remic – Pac’s:
112	7.50%, 2035	117

		88,143

	Other Government Agencies – 0.5%
	Small Business Administration Participation Certificates:
34,484	8.95%, 2022	42,481

	Total U.S. government agencies (Cost $330,063)	$333,792

U.S. GOVERNMENT SECURITIES – 9.1%
	Other Direct Federal Obligations – 2.4%
	Federal Financing Corporation:
$17,617	4.40%, 2013 o	$13,241

	Federal Home Loan Bank:
61,000	4.88%, 2011 ▼	61,657

	Tennessee Valley Authority:
64,300	4.38%, 2015 ‡	61,877
50,000	6.00%, 2013 ‡	53,099

		114,976

		189,874

	U.S. Treasury Securities – 6.7%
	U.S. Treasury Bonds:
25,200	5.38%, 2031 ▼	26,976
38,650	6.25%, 2023 ▼	44,402

		71,378

	U.S. Treasury Notes:
171,300	3.50%, 2010 ▼	169,346
201,225	3.88%, 2010 ▼	200,643
53,000	4.50%, 2017 ▼	52,702
6,425	4.63%, 2016 ▼	6,457
25,000	4.75%, 2012 ▼	25,569

		454,717

		526,095

	Total U.S. government securities (Cost $709,085)	$715,969

	Total long-term investments (Cost $7,361,774)	$7,707,133

SHORT-TERM INVESTMENTS – 16.1%
	Repurchase Agreements – 1.8%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $25,599, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $26,100)
$25,588	5.10% dated 09/28/2007	$25,588
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $36,533, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $37,248)
36,518	5.10% dated 09/28/2007	36,518
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $24,651, collateralized by FNMA 6.00% 2037, value of $25,133)
24,640	5.10% dated 09/28/2007	24,640
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $51, collateralized by U.S. Treasury Bond 3.875% 2029, value of $52)
51	5.10% dated 09/28/2007	51

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $53,536, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $54,584)

53,513	5.10% dated 09/28/2007	53,513

		140,310

Shares
	Securities Purchased with Proceeds from Security Lending – 14.3%
	Cash Collateral Reinvestment Fund:
1,132,904	BNY Institutional Cash Reserve Fund		1,132,904

	Total short-term investments (Cost $1,273,214)		$1,273,214

	Total investments (Cost $8,634,988) ▼	113.4%	$8,980,347
	Other assets and liabilities	(13.4)%	(1,063,088)

	Total net assets	100.0%	$7,917,259

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.75% of total net assets at September 30, 2007.

▼	At September 30, 2007, the cost of securities for federal income tax purposes was $8,665,641 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$601,844
Unrealized Depreciation	(287,138)

Net Unrealized Appreciation	$314,706

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $433,729, which represents 5.48% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $160,136, which represents 2.02% of total net assets.

o	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $124,335.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	11,241	Buck Holdings L.P.	$11,253

The aggregate value of these securities at September 30, 2007 was $10,117 which represents 0.13% of total net assets.

Θ	At September 30, 2007, securities valued at $26,733 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Freeport McMoRan Copper & Gold, Inc.	1,084	$120.00	Nov, 2007	$246	$299
Research In Motion Ltd.	1,525	90.00	Oct, 2007	1,784	563

				$2,030	$862

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Euro (Buy)	$2,992	$2,964	10/01/07	$28
Euro (Buy)	6,005	5,959	10/02/07	46
Japanese Yen (Buy)	6,375	6,349	10/01/07	26
Japanese Yen (Buy)	7,092	7,130	10/01/07	(38)
Japanese Yen (Buy)	6,468	6,447	10/02/07	21
Japanese Yen (Buy)	5,299	5,282	10/03/07	17
Turkish Lira (Sell)	1,303	1,292	10/01/07	(11)
Turkish Lira (Sell)	6,846	6,838	10/02/07	(8)

				$81

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 96.1%
	Basic Materials – 18.3%
46	Advanced Metallurgical Group N.V. ●	$2,518
61	Agnico Eagle Mines Ltd.	3,038
154	Agrium, Inc.	8,369
107	Alcoa, Inc.	4,194
13	Allegheny Technologies, Inc.	1,428
386	Antofagasta †	6,016
1,033	Aracruz Celulose S.A. ADR ▼	76,039
193	Arch Coal, Inc. ▼	6,508
5,870	Cameco Corp. ▼	271,438
42	Celanese Corp.	1,651
204	Chemtura Corp. ▼	1,812
28	Cleveland-Cliffs, Inc. ▼	2,419
14,622	Companhia Vale do Rio Doce ADR ▼	496,122
55	Consol Energy, Inc.	2,582
31	Cytec Industries, Inc.	2,113
5,333	Dow Chemical Co.	229,626
50	Duratex S.A.	1,496
39	E.I. DuPont de Nemours & Co.	1,948
60	Evraz Group S.A.	3,814
21	FMC Corp.	1,098
2,312	Freeport-McMoRan Copper & Gold, Inc. ▼	242,514
46	Greif, Inc. ▼	2,791
157	Hercules, Inc. ▼	3,290
619	Holcim Ltd. †	68,306
123	Impala Platinum Holdings Ltd. †	4,283
265	Kingboard Chemical Holdings Ltd. †	1,683
599	Lihir Gold Ltd. ●	2,131
87	Lihir Gold Ltd. ADR	3,145
410	Mitsubishi Rayon Co., Ltd. †	2,891
35	MMX Mineracao E Metalicos S.A. ●	12,302
32	Nucor Corp.	1,873
159	Owens-Illinois, Inc. ●	6,599
589	Paladin Resources Ltd. † ●	4,013
6	Potash Corp. of Saskatchewan	581
2,924	Praxair, Inc.	244,924
2,500	Rio Tinto plc †	215,167
21	Select Comfort Corp. ● ▼	298
153	Smurfit-Stone Container Corp. ● ▼	1,781
4,093	Teck Cominco Ltd. Class B	194,292
60	Tempur-Pedic International, Inc. ▼	2,127
87	TMK OAO GDR ■	3,533
896	Ube Industries, Ltd. †	3,162
898	United States Steel Corp.	95,113
5,425	Uranium One, Inc. ●	71,720
479	USEC, Inc. ●	4,908
5,694	Vedanta Resources plc †	235,427
4,459	Xstrata plc †	296,101

		2,849,184

	Capital Goods – 5.9%
1,583	ABB Ltd. ADR ‡	41,514
26	Alliant Techsystems, Inc. ● ▼	2,809
19	Alstom RGPT †	3,759
11,428	Applied Materials, Inc. ▼	236,556
1,200	Atlas Copco Ab †	20,674
2,086	Boeing Co. ▼	218,957
41	Cameron International Corp. ● ▼	3,793
69	Caterpillar, Inc.	5,443
773	Deere & Co.	114,714
382	Flowserve Corp. ▼	29,052
62	Gamesa Corporacion Tecnologica S.A. †	2,532
60	Goodrich Corp.	4,107
1,752	ITT Corp.	118,979
83	Kennametal, Inc.	6,996
125	Lam Research Corp. ● ▼	6,652
302	Marvel Entertainment, Inc. ●	7,074
82	Parker-Hannifin Corp.	9,192
247	Progressive Gaming International Corp. ● ▼	1,236
1,032	Rockwell Automation, Inc. ▼	71,762
56	Terex Corp. ●	4,958
193	Trina Solar Ltd. ADR ● ▼	10,972
243	Xerox Corp. ●	4,214

		925,945

	Consumer Cyclical – 9.3%
124	Aker Kvaerner †	3,958
173	Altria Group, Inc.	12,008
55	American Axle & Manufacturing Holdings, Inc. ▼	1,381
534	American Eagle Outfitters, Inc.	14,058
182	Arcandor AG † ●	6,084
390	Ariba, Inc. ●	4,200
42	Arris Group, Inc. ● ▼	513
50	Best Buy Co., Inc. ▼	2,278
104	BorgWarner, Inc. ‡	9,519
29,056	Buck Holdings L.P. † ● ⌂	26,150
184	Bulgari S.p.A. †	2,897
2,198	China Communications Construction Co., Ltd. †	5,214
968	Chow Sang Sang Holdings †	1,356
317	Circuit City Stores, Inc. ▼	2,509
44	Coach, Inc. ●	2,075
59	Copart, Inc. ●	2,039
39	Costco Wholesale Corp. ▼	2,394
2,042	D.R. Horton, Inc. ▼	26,159
57	Dick’s Sporting Goods, Inc. ●	3,834
91	Dollar Tree Stores, Inc. ●	3,705
50	Dufry South America Ltd. ●	1,301
196	eBay, Inc. ●	7,644
27,717	Ford Motor Co. ● ▼	235,320
724	Foster Wheeler Ltd. ●	95,007
54	Fuel-Technology N.V. ● ▼	1,186
77	GameStop Corp. Class A ●	4,350
125	Home Depot, Inc.	4,058
3,652	Honda Motor Co., Ltd. †	121,596
648	Industrial Enterprises of America, Inc. ● ▼	2,759
254	Kohl’s Corp. ●	14,579
3,171	Limited Brands, Inc. ▼	72,582
706	Liz Claiborne, Inc.	24,237
3,957	Lowe’s Cos., Inc.	110,882
4,293	Macy’s, Inc.	138,750
45	MDC Holdings, Inc. ▼	1,847
1,971	Newell Rubbermaid, Inc.	56,801
4	Nintendo Co., Ltd. †	2,065
120	Office Depot, Inc. ●	2,476
10	Panera Bread Co. Class A ● ▼	396

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
25	Polo Ralph Lauren Corp.	$1,928
178	Quanta Services, Inc. ● ▼	4,708
299	Staples, Inc.	6,417
142	Tata Motors Ltd. ADR	2,720
346	Tesco plc †	3,103
5,227	TJX Cos., Inc. ▼	151,937
57	Tod’s S.p.A. †	4,782
4,056	Toyota Motor Corp. †	237,262
46	UbiSoft Entertainment S.A. † ●	3,138

		1,446,162

	Consumer Staples – 2.7%
103	Avon Products, Inc.	3,881
1,294	Bunge Ltd. Finance Corp. ▼	139,029
1,554	China Resources Enterprise †	6,584
2,985	Cosan Ltd. ● ▼	38,505
3,537	Cosan S.A. Industria E Comercio	48,245
111	Dean Foods Co.	2,829
190	Imperial Tobacco Group plc †	8,686
4,923	Marine Harvest † ●	6,266
346	Nestle S.A. †	154,754
193	PepsiCo, Inc.	14,154
125	Unilever N.V. NY Shares	3,841

		426,774

	Energy – 11.8%
61	Apache Corp.	5,458
312	Brasil EcoDiesel Industria ●	2,026
124	Canadian Natural Resources Ltd.	9,412
2,530	Chesapeake Energy Corp. ▼	89,214
48	Chevron Corp.	4,492
51	ConocoPhillips Holding Co.	4,450
69	Diamond Offshore Drilling, Inc. ▼	7,828
657	EnCana Corp. ▼	40,635
244	Exxon Mobil Corp.	22,622
262	GlobalSantaFe Corp.	19,899
7,299	Halliburton Co.	280,292
29	Hercules Offshore, Inc. ● ▼	765
56	Holly Corp.	3,368
54	Nabors Industries Ltd. ● ▼	1,666
124	Newfield Exploration Co. ● ▼	5,977
59	Noble Energy, Inc.	4,111
4,636	OAO Gazprom ADR	204,450
1,485	OMV AG †	99,277
55	Penn Virginia Corp.	2,419
48	Petro-Canada	2,777
125	Petroleo Brasileiro S.A. ADR ▼	9,445
4,362	Pride International, Inc. ● ▼	159,420
1,837	Sasol Ltd. ADR ▼	78,964
120	Talisman Energy, Inc. ▼	2,358
85	Tesoro Corp. ▼	3,912
73	Total S.A. ADR ▼	5,923
1,387	Transocean, Inc. ● ▼	156,778
35	UGI Corp.	899
1,041	Valero Energy Corp.	69,956
3,373	Weatherford International Ltd. ●	226,598
81	Woodside Petroleum-SP	3,601
5,082	XTO Energy, Inc. ▼	314,258

		1,843,250

	Finance – 15.1%
4,801	ACE Ltd. ▼	290,761
210	Aercap Holdings N.V. ●	5,235
72	Aetna, Inc.	3,902
61	Affiliated Managers Group, Inc. ● ▼	7,816
64	Aircastle Ltd.	2,149
23,030	Akbank T.A.S. †	174,850
379	Ambac Financial Group, Inc. ▼	23,861
1,462	American International Group, Inc. ‡	98,877
35	Ameriprise Financial, Inc.	2,177
590	Amvescap plc †	7,972
130	Apollo Investment Corp. ▼	2,712
551	Asya Katilim Bankasi AS † ●	4,490
209	Augsburg Re AG † ● ⌂	—
25	Axis Capital Holdings Ltd.	980
1,206	Babcock and Brown Wind Partners †	1,935
193	Banco Bradesco S.A. ▼	5,660
350	Bank of America Corp.	17,607
7	Bank of New York Mellon Corp.	305
1,956	Capital One Financial Corp. ‡	129,910
1,393	China Merchants Bank Co., Ltd. †	6,099
1,119	CIT Group, Inc. ▼	44,977
5,056	Citigroup, Inc.	235,959
4	CME Group, Inc. ▼	2,056
105	Commerce Bancorp, Inc. ▼	4,064
333	Countrywide Financial Corp. ▼	6,337
141	Covanta Holding Corp. ● ▼	3,449
111	Cyrela Brazil Realty S.A.	1,491
455	Deutsche Boerse AG †	61,851
3,800	Discover Financial Services ●	79,037
65	Dollar Financial Corp. ● ▼	1,860
767	E*Trade Financial Corp. ● ▼	10,018
975	Eurocastle Investment Ltd. †	33,688
4,400	European Capital Ltd.	54,334
45	Everest Re Group Ltd.	4,928
259	Freedom Acquisition Holdings, Inc. ● ▼	2,914
203	Genesis Lease Ltd.	5,046
1,133	Goldman Sachs Group, Inc.	245,675
162	Hong Kong Exchanges & Clearing Ltd. †	4,940
3,359	Julius Baer Holding Ltd. †	250,713
46	Lehman Brothers Holdings, Inc.	2,833
15	MGIC Investment Corp. ▼	468
99	Oaktree Capital ● ■	3,638
314	ORIX Corp. †	71,252
205	PennantPark Investment Corp.	2,750
68	Platinum Underwriters Holdings Ltd.	2,445
79	PNC Financial Services Group, Inc.	5,386
78	Raiffeisen International Bank Holding AG †	11,469
62	Redecard S.A. ●	1,148
704	Royal Bank of Scotland Group plc †	7,598
2,116	Shun Tak Holdings Ltd. †	3,396
4,203	Standard Chartered plc †	137,655
62	State Street Corp. ▼	4,225
8	TD Ameritrade Holding Corp. ●	148
122	Thornburg Mortgage, Inc. ▼	1,564
201	UBS AG	10,728
623	Uniao de Bancos Brasileiros S.A. GDR	81,969
534	UniCredito Italiano S.p.A. †	4,572

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
2,000	Wellpoint, Inc. ●	$157,840

		2,351,719

	Health Care – 6.6%
1,272	Abbott Laboratories ▼	68,194
138	Alkermes, Inc. ● ▼	2,543
98	Amylin Pharmaceuticals, Inc. ● ▼	4,885
291	Arena Pharmaceuticals, Inc. ● ▼	3,185
33	Astellas Pharma, Inc. †	1,596
371	Bristol-Myers Squibb Co.	10,681
135	Cardinal Health, Inc.	8,435
57	Charles River Laboratories International, Inc. ● ▼	3,189
116	Cie Generale d’Optique Essilor International S.A. † •	7,266
61	Cooper Co., Inc. ▼	3,203
89	Coventry Health Care, Inc. ● ▼	5,549
5,006	CVS/Caremark Corp. ‡	198,404
98	Eisai Co., Ltd. †	4,607
605	Elan Corp. plc ADR ● ▼	12,725
3,179	Eli Lilly & Co.	180,999
127	Emergency Medical Services ● ▼	3,833
123	Forest Laboratories, Inc. ●	4,602
1,018	Hengan International Group Co., Ltd. †	3,818
280	Impax Laboratories, Inc. ● ▼	3,278
218	McKesson Corp.	12,787
191	Merck & Co., Inc.	9,873
138	MGI Pharma, Inc. ● ▼	3,828
33	Mindray Medical International Ltd. ▼	1,422
1,637	Novavax, Inc. ● ▼	5,877
933	Sanofi-Aventis S.A. †	79,067
155	Sanofi-Aventis S.A. ADR	6,586
235	Savient Pharmaceuticals, Inc. ●	3,418
397	Schering-Plough Corp.	12,541
416	Shionogi & Co., Ltd. †	6,402
3,237	Teva Pharmaceutical Industries Ltd. ADR ▼	143,940
62	UCB S.A. †	3,657
11	Vertex Pharmaceuticals, Inc. ● ▼	403
4,576	Wyeth	203,883

		1,024,676

	Services – 2.9%
127	Accenture Ltd. Class A ▼	5,120
618	Allied Waste Industries, Inc. ● ▼	7,873
147	Avis Budget Group, Inc. ●	3,374
47	Bare Escentuals, Inc. ●	1,159
334	BearingPoint, Inc. ● ▼	1,354
87	CACI International, Inc. Class A ● ▼	4,424
399	Cadence Design Systems, Inc. ●	8,849
409	Comcast Corp. Class A ●	9,892
400	Comcast Corp. Special Class A ● ▼	9,575
28	Digital River, Inc. ●	1,258
488	DreamWorks Animation SKG, Inc. ●	16,310
60	Entercom Communications Corp. ▼	1,164
1,525	Focus Media Holding Ltd. ADR ● ▼	88,457
30	Harvey Weinstein Master L.P. † ● ⌂	29,872
18	ITT Educational Services, Inc. ●	2,239
513	JumpTV, Inc. ●	1,583
199	Live Nation, Inc. ● ▼	4,227
66	Manpower, Inc.	4,215
110	MoneyGram International, Inc.	2,478
1	Monster Worldwide, Inc. ● ▼	44
4,500	News Corp. Class A	98,955
59	Nice Systems Ltd. ●	2,097
85	R.H. Donnelley Corp. ● ▼	4,773
6,488	Shangri-La Asia Ltd. †	21,815
11,377	Sun Microsystems, Inc. ● ▼	63,826
97	TeleTech Holdings, Inc. ● ▼	2,329
28	Time Warner Cable, Inc. ●	902
139	Time Warner, Inc.	2,558
59	United Parcel Service, Inc. Class B	4,446
141	Viacom, Inc. Class B ●	5,483
1,165	Walt Disney Co. ▼	40,054
242	XM Satellite Radio Holdings, Inc. Class A ● ▼	3,426

		454,131

	Technology – 22.1%
323	Activision, Inc. ●	6,982
28	Adobe Systems, Inc. ● ▼	1,236
640	Altera Corp.	15,409
3,054	Amdocs Ltd. ●	113,560
33	Apple, Inc. ●	5,051
106	Arrow Electronics, Inc. ●	4,511
179	ASML Holding N.V. † ●	5,892
34	ASML Holding N.V. ADR ●	1,130
2,935	AT&T, Inc. ‡	124,178
41	BMC Software, Inc. ●	1,280
106	Canon, Inc. †	5,758
263	Cinram International Income Fund	4,936
6,796	Cisco Systems, Inc. ●	225,037
102	Clearwire Corp. ● ▼	2,481
3,603	CMGI, Inc. ● ▼	4,900
134	Cogent Communication Group, Inc. ● ▼	3,137
1,599	Cognex Corp. ▼	28,396
4,954	Corning, Inc.	122,117
49	Cree, Inc. ● ▼	1,525
23	Ctrip.com International Ltd.	1,186
99	Danaher Corp.	8,197
652	Dover Corp.	33,237
4	Embarq Corp. ▼	211
247	EMC Corp. ● ▼	5,138
111	Emerson Electric Co.	5,886
139	Emulex Corp. ●	2,655
108	Energy Conversion Devices, Inc. ● ▼	2,459
545	Energy Focus, Inc. ●	4,080
44	Equinix, Inc. ● ▼	3,920
842	Evergreen Solar, Inc. ● ▼	7,521
50	F5 Networks, Inc. ●	1,852
112	Fairchild Semiconductor International, Inc. ● ▼	2,100
576	Flextronics International Ltd. ● ▼	6,442
46	FLIR Systems, Inc. ●	2,531
54	Fossil, Inc. ● ▼	2,025
6,078	General Electric Co.	251,635
834	Google, Inc. ● ▼	472,675
4,741	Hewlett-Packard Co.	236,051
99	Hologic, Inc. ● ▼	6,051
17,809	Hon Hai Precision Industry Co., Ltd. †	134,145

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
COMMON STOCK (continued)
		Technology (continued)
	2,500	Intel Corp.	$64,650
	2,536	International Business Machines Corp. ▼	298,623
	15	International Rectifier Corp. ● ▼	508
	440	JDS Uniphase Corp. ● ▼	6,585
	184	Koninklijke Philips Electronics N.V. †	8,278
	74	LDK Solar Co., Ltd ● ▼	5,119
	57	Leap Wireless International, Inc. ●	4,622
	2,657	McAfee, Inc. ●	92,639
	3,687	Medtronic, Inc. ▼	207,984
	700	MEMC Electronic Materials, Inc. ●	41,202
	203	MetroPCS Communications, Inc. ● ▼	5,532
	171	Microsoft Corp.	5,049
	390	Mitsubishi Electric Corp. †	4,865
	8,997	MTN Group Ltd. † *	136,405
	372	NaviSite, Inc. ●	3,273
	65	NAVTEQ Corp. ●	5,029
	295	Network Appliance, Inc. ● ▼	7,930
	778	Nokia Corp.	29,491
	330	Nokia Oyj †	12,516
	7,088	Nortel Networks Corp. ● ▼	120,356
	34	NVIDIA Corp. ● ▼	1,245
	229	O2Micro International Ltd. ADR ●	3,543
	11,692	Oracle Corp. ● ▼	253,117
	102	Orascom Telecom Holding SAE GDR	6,677
	63	Perfect World Co., Ltd. ADR ●	1,721
	1,263	Qualcomm, Inc.	53,358
	1,096	Raytheon Co. ▼	69,921
	153	Red Hat, Inc. ●	3,032
	158	Renesola Ltd. † ●	1,129
	53	Research In Motion Ltd. ●	5,174
	103	Rockwell Collins, Inc.	7,523
	54	Roper Industries, Inc.	3,530
	86	SAVVIS, Inc. ● ▼	3,335
	170	Seagate Technology ▼	4,344
	75	Solar Cayman Ltd. † ● ⌂	1,007
	589	Sonus Networks, Inc. ● ▼	3,592
	421	Sprint Nextel Corp. ▼	8,003
	88	Starent Networks Corp. ●	1,858
	292	Symantec Corp. ● ▼	5,653
	1,092	Telefonaktiebolaget LM Ericsson †	4,347
	140	Telefonaktiebolaget LM Ericsson ADR	5,552
	49	Telefonica S.A. ADR	4,139
	105	Thomas & Betts Corp. ● ▼	6,140
	5,500	Turkcell Iletisim Hizmetleri A.S. †	46,859
	215	Turkcell Iletisim Hizmetleri ADR	4,565
	97	VeriFone Holdings, Inc. ● ▼	4,304
	145	Virgin Media, Inc.	3,514
	10	Vodafone Group plc ADR	363
	53	Whirlpool Corp.	4,705

			3,450,419

		Transportation – 0.7%
	461	All America Latina Logistica S.A.	6,504
	972	Burlington Northern Santa Fe Corp. ‡	78,881
	522	Cathay Pacific Airways Ltd. †	1,427
	25	General Dynamics Corp.	2,129
	108	GOL Linhas Aereas Inteligentes S.A. ADR ▼	2,580
	143	Grupo Aeroportuario Del ADR	4,121
	63	Kirby Corp. ●	2,790
	331	Navios Maritime Holdings, Inc.	4,345
	323	Northwest Airlines Corp. ●	5,746
	160	UAL Corp. ● ▼	7,454
	12	US Airways Group, Inc. ● ▼	307

			116,284

		Utilities – 0.7%
	178	American Electric Power Co., Inc.	8,196
	149	MDU Resources Group, Inc.	4,145
	60	Renewable Energy Corp. AS † ●	2,743
	104	Sunpower Corp. ● ▼	8,605
	2,135	Suntech Power Holdings Co., Ltd. ADR ● ▼	85,179
	100	Theolia S.A. † ●	2,674

			111,542

		Total common stock (Cost $11,949,652)	$15,000,086

WARRANTS – 0.7%
		Basic Materials – 0.3%
	2,545	TATA Steel Ltd. Warrants ⌂	$54,311

		Finance – 0.4%
	1,070	Reliance Zero ● ⌂	61,725

		Total warrants (Cost $71,981)	$116,036

EXCHANGE TRADED FUNDS – 0.1%
		Finance – 0.1%
	73	S & P Mid-Cap 400 Depositary Receipts ▼	$11,810

		Total exchange traded funds (Cost $11,475)	$11,810

PREFERRED STOCK – 0.0%
		Finance – 0.0%
	59	Thornburg Mortgage, Inc. ۞	$1,636

		Total preferred stock (Cost $1,475)	$1,636

Principal
Amount ╬
CORPORATE BONDS: INVESTMENT GRADE – 0.2%
		Finance – 0.2%
GBP	412	Augsburg Re AG 0.00%, 12/31/2049 † ⌂ ۞	$139
	26,500	UBS Luxembourg S.A. 6.23%, 02/11/2015	26,436

		Total corporate bonds: investment grade (Cost $27,584)	$26,575

		Total long-term investments (Cost $12,062,167)	$15,156,143
SHORT-TERM INVESTMENTS – 12.7%

		Repurchase Agreements – 2.4%
		Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $67,770, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $69,096)
	$ 67,741	5.10% dated 09/28/2007	$67,741

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $96,718, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $98,610)
$96,677	5.10% dated 09/28/2007	$96,677
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $65,260, collateralized by FNMA 6.00% 2037, value of $66,537)
65,232	5.10% dated 09/28/2007	65,232
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $135, collateralized by U.S. Treasury Bond 3.875% 2029, value of $138)
135	5.10% dated 09/28/2007	135

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $141,731, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $144,504)

141,670	5.10% dated 09/28/2007	141,670

		371,455

Shares
	Securities Purchased with Proceeds from Security Lending – 10.3%
	Cash Collateral Reinvestment Fund:
1,608,287	Mellon GSL DBT II Collateral Fund		1,607,339

	Total short-term investments (Cost $1,978,794)		$1,978,794

	Total investments (Cost $14,040,961) ▲	109.8%	$17,134,937
	Other assets and liabilities	(9.8)%	(1,522,397)

	Total net assets	100.0%	$15,612,540

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 33.87% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $14,066,488 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,431,526
Unrealized Depreciation	(363,077)

Net Unrealized Appreciation	$3,068,449

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $2,868,081, which represents 18.37% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $7,171, which represents 0.05% of total net assets.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $20,642.

۞	Convertible debt security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. GBP-British Pound

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2006	412	Augsburg Re AG, 0.00%, 12/31/2049 - 144A	$766
06/2006	209	Augsburg Re AG - 144A	67
06/2007	29,056	Buck Holdings L.P.	27,630
10/2005	30	Harvey Weinstein Master L.P.-Reg D	27,951
10/2006	1,070	Reliance Zero - 144A	28,505
03/2007	75	Solar Cayman Ltd.	1,121
07/2007 - 08/2007	2,545	TATA Steel Ltd. Warrants-144A	43,476

The aggregate value of these securities at September 30, 2007 was $173,204 which represents 1.11% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.3%
	Basic Materials – 3.2%
392	Church & Dwight Co., Inc.	$18,426
526	Kimberly-Clark Corp.	36,971
168	Owens-Illinois, Inc. ●	6,980

		62,377

	Capital Goods – 7.4%
657	Applied Materials, Inc.	13,591
79	Eaton Corp. Θ	7,854
518	KLA-Tencor Corp. ▼	28,883
756	Lam Research Corp. ● ▼	40,243
311	Parker-Hannifin Corp. Θ	34,813
1,100	Xerox Corp. ● ▼	19,074

		144,458

	Consumer Cyclical – 7.5%
437	Altria Group, Inc.	30,376
351	Coach, Inc. ● Θ	16,601
406	Kohl’s Corp. ●	23,276
594	Kroger Co.	16,930
509	Lowe’s Cos., Inc.	14,271
402	Newell Rubbermaid, Inc.	11,591
270	NIKE, Inc. Class B	15,844
571	Safeway, Inc.	18,889

		147,778

	Consumer Staples – 2.1%
646	Reynolds American, Inc. ▼	41,086

	Energy – 10.2%
238	Chevron Corp.	22,235
667	ConocoPhillips Holding Co.	58,578
366	Exxon Mobil Corp.	33,858
74	Marathon Oil Corp.	4,231
722	Occidental Petroleum Corp.	46,259
525	Valero Energy Corp.	35,248

		200,409

	Finance – 25.2%
658	ACE Ltd.	39,855
179	Aetna, Inc.	9,731
451	Allied World Assurance Holdings Ltd.	23,396
687	Assurant, Inc. ▼	36,744
579	Axis Capital Holdings Ltd.	22,521
1,114	Bank of America Corp.	56,021
90	Blackrock, Inc. ▼	15,607
88	Capital One Financial Corp.	5,872
693	Citigroup, Inc.	32,345
385	Everest Re Group Ltd.	42,464
228	Goldman Sachs Group, Inc.	49,330
64	MBIA, Inc. ▼	3,889
343	Medco Health Solutions, Inc. ●	30,986
234	Metlife, Inc.	16,282
328	Reinsurance Group of America, Inc. ▼	18,611
95	Ryder System, Inc.	4,640
201	Travelers Cos., Inc.	10,098
760	UnitedHealth Group, Inc.	36,812
496	Wellpoint, Inc. ●	39,152

		494,356

	Health Care – 13.5%
340	Amylin Pharmaceuticals, Inc. ● ▼	17,001
1,590	Bristol-Myers Squibb Co.	45,812
144	Cardinal Health, Inc.	8,973
232	Cephalon, Inc. ● ▼	16,957
154	Coventry Health Care, Inc. ●	9,587
639	Eli Lilly & Co.	36,390
753	Forest Laboratories, Inc. ●	28,079
193	Gilead Sciences, Inc. ●	7,880
499	LifePoint Hospitals, Inc. ●	14,981
583	McKesson Corp.	34,292
1,401	Schering-Plough Corp.	44,323

		264,275

	Services – 5.0%
425	Accenture Ltd. Class A	17,098
128	Apollo Group, Inc. Class A ●	7,705
485	Autodesk, Inc. ●	24,236
220	Manpower, Inc.	14,170
200	Time Warner, Inc.	3,670
926	Walt Disney Co. ▼	31,852

		98,731

	Technology – 19.7%
101	Apple, Inc. ●	15,446
1,415	AT&T, Inc.	59,879
295	CenturyTel, Inc. ▼	13,621
287	Danaher Corp. ▼	23,705
347	Dover Corp.	17,670
94	Embarq Corp. ▼	5,238
1,137	Hewlett-Packard Co.	56,631
343	International Business Machines Corp.	40,417
42	L-3 Communications Holdings, Inc. ▼	4,321
428	Lockheed Martin Corp.	46,390
1,876	Oracle Corp. ●	40,620
476	Qualcomm, Inc.	20,107
1,087	Symantec Corp. ●	21,060
39	Telephone and Data Systems, Inc.	2,632
216	Whirlpool Corp. ▼	19,201

		386,938

	Transportation – 0.2%
58	General Dynamics Corp.	4,865

	Utilities – 4.3%
50	Constellation Energy Group, Inc.	4,307
417	Duke Energy Corp. ▼	7,790
231	Entergy Corp.	24,961
130	Exelon Corp.	9,774
173	FirstEnergy Corp.	10,983
306	FPL Group, Inc.	18,611
181	NRG Energy, Inc. ●	7,671

		84,097

	Total common stock (Cost $1,701,030)	$1,929,370

Principal
Amount
SHORT-TERM INVESTMENTS – 12.0%
Repurchase Agreements – 1.9%
Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,959, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $7,096)
$6,957	5.10% dated 09/28/2007	$6,956

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $9,932, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $10,127)
$9,928	5.10% dated 09/28/2007	$9,928
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,702, collateralized by FNMA 6.00% 2037, value of $6,833)
6,699	5.10% dated 09/28/2007	6,699
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $14, collateralized by U.S. Treasury Bond 3.875% 2029, value of $14)
14	5.10% dated 09/28/2007	14

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $14,555, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $14,840)

14,549	5.10% dated 09/28/2007	14,549

		38,146

Shares
	Securities Purchased with Proceeds from Security Lending – 10.0%
	Cash Collateral Reinvestment Fund:
196,028	BNY Institutional Cash Reserve Fund	196,028

Principal
Amount
	U.S. Treasury Bills – 0.1%
700	4.82%, 10/11/2007 ○ □		699
260	4.88%, 11/01/2007 ○ □		259

			958

	Total short-term investments (Cost $235,132)		$235,132

	Total investments (Cost $1,936,162) ▲	110.3%	$2,164,502
	Other assets and liabilities	(10.3)%	(202,129)

	Total net assets	100.0%	$1,962,373

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,937,470 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$262,955
Unrealized Depreciation	(35,923)

Net Unrealized Appreciation	$227,032

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Index	171	Long	Dec, 2007	$447

*	The number of contracts does not omit 000’s.

Θ	At September 30, 2007, securities valued at $7,905 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Coach, Inc.	410	$50.00	Oct, 2007	$24	$35
Eaton Corp.	184	100.00	Oct, 2007	51	22
Parker-Hannifin Corp.	365	110.00	Oct, 2007	175	81

				$250	$138

*	The number of contracts does not omit 000’s.

At September 30, 2007, cash of $6,651 was designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Citigroup, Inc.	826	$40.00	Oct, 2007	$5	$38

				$5	$38

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.0%
	Basic Materials – 7.7%
1,338	Agrium, Inc.	$72,750
1,848	Alcoa, Inc.	72,286
454	Bowater, Inc. ▼	6,769
789	Companhia Vale do Rio Doce ADR ▼	26,773
2,654	E.I. DuPont de Nemours & Co.	131,543
1,900	International Paper Co.	68,167
702	Kimberly-Clark Corp.	49,330
948	Newmont Mining Corp.	42,413
1,157	Pentair, Inc.	38,373
520	Rhodia S.A. ● ▼	18,841
1,181	Rohm & Haas Co. ▼	65,730

		592,975

	Capital Goods – 4.9%
439	3M Co.	41,054
1,975	Applied Materials, Inc.	40,887
332	Caterpillar, Inc.	25,999
971	Deere & Co.	144,056
379	Illinois Tool Works, Inc.	22,592
212	Parker-Hannifin Corp.	23,686
856	Spirit Aerosystems Holdings, Inc. ●	33,325
2,678	Xerox Corp. ●	46,431

		378,030

	Consumer Cyclical – 7.4%
1,390	Altria Group, Inc.	96,633
927	Avery Dennison Corp.	52,829
926	Home Depot, Inc. ▼	30,036
1,742	Honda Motor Co., Ltd. ADR	58,126
1,447	McDonald’s Corp.	78,796
2,217	Staples, Inc.	47,648
2,133	Sysco Corp.	75,903
3,060	Wal-Mart Stores, Inc.	133,552

		573,523

	Consumer Staples – 6.8%
566	Bunge Ltd. Finance Corp. ▼	60,763
716	Coca-Cola Co.	41,160
598	Hormel Foods Corp.	21,378
804	Nestle S.A. ADR	89,945
1,549	PepsiCo, Inc.	113,480
2,033	Procter & Gamble Co.	142,981
1,924	Tyson Foods, Inc. Class A	34,336
691	Unilever N.V. NY Shares	21,305

		525,348

	Energy – 17.9%
1,501	Anadarko Petroleum Corp.	80,684
3,315	Chevron Corp.	310,199
1,773	ConocoPhillips Holding Co.	155,651
1,700	EnCana Corp.	105,124
3,267	Exxon Mobil Corp.	302,372
912	Royal Dutch Shell plc	74,924
680	Schlumberger Ltd.	71,410
2,397	Total S.A. ADR ▼	194,237
1,540	XTO Energy, Inc.	95,234

		1,389,835

	Finance – 16.7%
1,111	ACE Ltd.	67,299
1,390	Allstate Corp.	79,511
1,609	American International Group, Inc.	108,869
4,167	Bank of America Corp.	209,489
225	Capital One Financial Corp.	14,940
3,715	Citigroup, Inc.	173,377
818	Federal Home Loan Mortgage Corp.	48,294
963	ING Groep N.V. ADR	42,653
589	Lincoln National Corp.	38,850
970	MBIA, Inc.	59,243
775	Merrill Lynch & Co., Inc.	55,256
333	Metlife, Inc.	23,227
509	PNC Financial Services Group, Inc.	34,629
484	Prudential Financial, Inc.	47,248
1,389	State Street Corp.	94,702
1,269	Synovus Financial Corp.	35,604
1,937	UBS AG	103,145
463	Ventas, Inc.	19,152
767	Wachovia Corp.	38,465

		1,293,953

	Health Care – 9.4%
2,574	Abbott Laboratories	137,996
869	AstraZeneca plc ADR	43,511
2,859	Bristol-Myers Squibb Co.	82,399
2,825	Eli Lilly & Co.	160,833
1,406	Sanofi-Aventis S.A. ADR	59,660
4,924	Schering-Plough Corp.	155,743
944	Teva Pharmaceutical Industries Ltd. ADR	41,958
1,099	Wyeth	48,969

		731,069

	Services – 7.0%
1,325	Accenture Ltd. Class A	53,347
1,151	Automatic Data Processing, Inc.	52,865
1,114	CBS Corp. Class B ▼	35,077
2,737	Comcast Corp. Class A ● ▼	66,173
1,455	Comcast Corp. Special Class A ●	34,867
1,319	New York Times Co. Class A ▼	26,069
2,898	Time Warner, Inc.	53,213
1,064	United Parcel Service, Inc. Class B	79,906
1,253	Viacom, Inc. Class B ●	48,812
2,360	Waste Management, Inc.	89,048

		539,377

	Technology – 15.2%
1,428	ASML Holding N.V. ●	46,927
7,905	AT&T, Inc.	334,451
5,010	General Electric Co.	207,401
1,730	International Business Machines Corp.	203,817
641	Lockheed Martin Corp.	69,531
2,099	Maxim Integrated Products, Inc.	61,600
2,158	Medtronic, Inc.	121,750
1,461	Microsoft Corp.	43,053
1,992	Verizon Communications, Inc.	88,190

		1,176,720

	Transportation – 0.8%
494	Royal Caribbean Cruises Ltd.	19,265
3,034	Southwest Airlines Co.	44,897

		64,162

	Utilities – 5.2%
1,081	Dominion Resources, Inc.	91,137
2,023	Exelon Corp.	152,440
1,599	FPL Group, Inc.	97,359
538	Progress Energy, Inc.	25,182

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
472	Veolia Environment ADR ▼	$40,641

		406,759

	Total common stock (Cost $5,860,828)	$7,671,751

Principal
Amount
SHORT-TERM INVESTMENTS – 6.4%
	Repurchase Agreements – 0.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $12,518, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $12,763)
$12,513	5.10% dated 09/28/2007	$12,513
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $17,865, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $18,215)
17,858	5.10% dated 09/28/2007	17,858
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $12,054, collateralized by FNMA 6.00% 2037, value of $12,290)
12,049	5.10% dated 09/28/2007	12,049
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $25, collateralized by U.S. Treasury Bond 3.875% 2029, value of $25)
25	5.10% dated 09/28/2007	25

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $26,180, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $26,692)

26,168	5.10% dated 09/28/2007	26,168

		68,613

Shares
	Securities Purchased with Proceeds from Security Lending – 5.5%
	Cash Collateral Reinvestment Fund:
427,337	BNY Institutional Cash Reserve Fund		427,337

	Total short-term investments (Cost $495,950)		$495,950

	Total investments (Cost $6,356,778) ▲	105.4%	$8,167,701
	Other assets and liabilities	(5.4)%	(420,328)

	Total net assets	100.0%	$7,747,373

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.68% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $6,361,773 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,885,787
Unrealized Depreciation	(79,859)

Net Unrealized Appreciation	$1,805,928

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Equity Income HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.2%
	Basic Materials – 7.8%
81	Air Products and Chemicals, Inc.	$7,909
37	Alcoa, Inc.	1,466
220	Dow Chemical Co.	9,479
121	E.I. DuPont de Nemours & Co.	5,997
53	International Paper Co.	1,888
85	Kimberly-Clark Corp.	5,959
66	PPG Industries, Inc.	5,002

		37,700

	Capital Goods – 4.8%
53	3M Co.	4,960
145	American Standard Cos., Inc.	5,158
33	Deere & Co.	4,942
181	Pitney Bowes, Inc.	8,230

		23,290

	Consumer Cyclical – 2.9%
172	Altria Group, Inc.	11,968
43	McDonald’s Corp.	2,342

		14,310

	Consumer Staples – 7.8%
68	Colgate-Palmolive Co.	4,821
198	ConAgra Foods, Inc.	5,163
49	Diageo plc ADR	4,255
105	General Mills, Inc.	6,111
124	Kellogg Co.	6,919
119	Kraft Foods, Inc.	4,109
87	PepsiCo, Inc.	6,388

		37,766

	Energy – 16.0%
267	Chevron Corp.	24,995
260	ConocoPhillips Holding Co.	22,831
275	Exxon Mobil Corp.	25,480
50	Royal Dutch Shell plc ADR	4,109

		77,415

	Finance – 25.4%
112	ACE Ltd.	6,760
96	Allstate Corp.	5,490
411	Bank of America Corp.	20,677
115	Bank of New York Mellon Corp.	5,060
146	Chubb Corp.	7,857
264	Citigroup, Inc.	12,334
306	Host Hotels & Resorts, Inc.	6,860
200	JP Morgan Chase & Co.	9,150
102	Lloyd’s TSB Group plc ADR	4,553
41	National City Corp. ▼	1,031
137	PNC Financial Services Group, Inc.	9,322
199	UBS AG	10,613
395	US Bancorp	12,840
65	Wachovia Corp.	3,282
204	Wells Fargo & Co.	7,276

		123,105

	Health Care – 7.4%
123	Abbott Laboratories	6,617
108	Baxter International, Inc.	6,081
158	Bristol-Myers Squibb Co.	4,553
78	Eli Lilly & Co.	4,446
83	GlaxoSmithKline plc ADR	4,416
217	Wyeth	9,655
		35,768
	Services – 1.4%
59	R.R. Donnelley & Sons Co.	2,142
122	Waste Management, Inc.	4,597

		6,739

	Technology – 16.1%
596	AT&T, Inc.	25,227
110	Chunghwa Telecom Co., Ltd. ADR ▼	2,037
619	General Electric Co.	25,631
218	Intel Corp.	5,638
214	Nokia Corp.	8,128
255	Verizon Communications, Inc.	11,280

		77,941

	Utilities – 9.6%
110	American Electric Power Co., Inc.	5,059
98	Consolidated Edison, Inc.	4,547
65	Dominion Resources, Inc.	5,466
23	Entergy Corp.	2,480
119	Exelon Corp.	8,969
213	FPL Group, Inc.	12,964
85	SCANA Corp.	3,286
99	Southern Co. ▼	3,588

		46,359

	Total common stock (Cost $403,863)	$480,393

Principal
Amount
SHORT-TERM INVESTMENTS – 2.0%
	Repurchase Agreements – 0.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $499, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $509)
$499	5.10% dated 09/28/2007	$499
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $712, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $726)
712	5.10% dated 09/28/2007	712
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $481, collateralized by FNMA 6.00% 2037, value of $490)
480	5.10% dated 09/28/2007	480
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1, collateralized by U.S. Treasury Bond 3.875% 2029, value of $1)
1	5.10% dated 09/28/2007	1

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,044, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $1,064)

1,043	5.10% dated 09/28/2007	1,043

		2,735

Hartford Equity Income HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 1.4%
	Cash Collateral Reinvestment Fund:
$6,688	BNY Institutional Cash Reserve Fund		$6,688

	Total short-term investments (Cost $9,423)		$9,423

	Total investments (Cost $413,286) ▲	101.2%	$489,816
	Other assets and liabilities	(1.2)%	(5,753)

	Total net assets	100.0%	$484,063

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.87% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $413,393 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,001
Unrealized Depreciation	(2,578)

Net Unrealized Appreciation	$76,423

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Fundamental Growth HLS Fund (formerly Hartford Focus HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 96.5%
	Basic Materials – 4.8%
66	Companhia Vale do Rio Doce ADR	$2,236
19	Freeport-McMoRan Copper & Gold, Inc.	1,961
5	Potash Corp. of Saskatchewan	476

		4,673

	Capital Goods – 9.9%
56	Applied Materials, Inc.	1,161
11	Boeing Co.	1,176
22	Caterpillar, Inc.	1,686
11	Deere & Co.	1,588
29	Grant Prideco, Inc. ●	1,576
37	Lam Research Corp. ●	1,944
9	Trina Solar Ltd. ADR ● ▼	490

		9,621

	Consumer Cyclical – 12.4%
53	American Eagle Outfitters, Inc.	1,400
30	Best Buy Co., Inc.	1,390
25	Coach, Inc. ●	1,187
16	eBay, Inc. ●	620
29	Kohl’s Corp. ●	1,657
28	NIKE, Inc. Class B	1,666
23	Oshkosh Truck Corp.	1,419
73	Staples, Inc.	1,560
19	Target Corp.	1,214

		12,113

	Consumer Staples – 2.6%
18	PepsiCo, Inc.	1,296
17	Procter & Gamble Co.	1,217

		2,513

	Energy – 6.5%
22	Apache Corp.	1,982
15	Devon Energy Corp.	1,256
20	GlobalSantaFe Corp.	1,543
15	Schlumberger Ltd.	1,596

		6,377

	Finance – 11.9%
25	Aflac, Inc.	1,426
23	American International Group, Inc.	1,542
5	Goldman Sachs Group, Inc.	997
71	Invesco plc ADR	1,944
20	MBIA, Inc.	1,233
11	Merrill Lynch & Co., Inc.	813
14	NYSE Euronext	1,085
26	UnitedHealth Group, Inc.	1,254
16	Wellpoint, Inc. ●	1,278

		11,572

	Health Care – 10.5%
28	Amgen, Inc. ●	1,561
18	Celgene Corp. ●	1,291
35	CVS/Caremark Corp.	1,399
15	Eli Lilly & Co.	865
22	Genentech, Inc. ●	1,693
11	Genzyme Corp. ●	657
24	St. Jude Medical, Inc. ●	1,075
38	Teva Pharmaceutical Industries Ltd. ADR	1,686

		10,227

	Services – 4.2%
35	Manpower, Inc.	2,265
20	Priceline.com, Inc. ● ▼	1,802

		4,067

	Technology – 32.2%
43	Akamai Technologies, Inc. ●	1,232
28	America Movil S.A.B. de C.V. ADR	1,773
5	Apple, Inc. ●	768
31	AT&T, Inc.	1,295
12	China Mobile Ltd. ADR	1,001
68	Cisco Systems, Inc. ●	2,265
52	Corning, Inc.	1,284
36	Dover Corp.	1,829
40	General Electric Co.	1,656
4	Google, Inc. ●	2,156
36	Hewlett-Packard Co.	1,802
34	Infosys Technologies Ltd. ADR	1,626
38	Intel Corp.	975
14	International Business Machines Corp.	1,661
26	Medtronic, Inc.	1,472
64	Microsoft Corp.	1,891
16	NII Holdings, Inc. Class B ●	1,339
43	Nokia Corp.	1,642
88	Oracle Corp. ●	1,899
16	Qualcomm, Inc.	655
12	Research In Motion Ltd. ●	1,212

		31,433

	Utilities – 1.5%
19	Exelon Corp.	1,447

	Total common stock (Cost $84,476)	$94,043

Principal
Amount
SHORT-TERM INVESTMENTS – 4.8%
	Repurchase Agreements – 2.7%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $489, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $498)
$489	5.10% dated 09/28/2007	$489
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $698, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $711)
697	5.10% dated 09/28/2007	697
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $471, collateralized by FNMA 6.00% 2037, value of $480)
470	5.10% dated 09/28/2007	470
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1, collateralized by U.S. Treasury Bond 3.875% 2029, value of $1)
1	5.10% dated 09/28/2007	1

Hartford Fundamental Growth HLS Fund (formerly Hartford Focus HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,022, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $1,042)

$1,022	5.10% dated 09/28/2007	$1,022

		2,679

Shares
	Securities Purchased with Proceeds from Security Lending – 2.1%
	Cash Collateral Reinvestment Fund:
2,032	BNY Institutional Cash Reserve Fund		2,032

	Total short-term investments (Cost $4,711)		$4,711

	Total investments (Cost $89,187) ▲	101.3%	$98,754
	Other assets and liabilities	(1.3)%	(1,265)

	Total net assets	100.0%	$97,489

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.45% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $89,281 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,338
Unrealized Depreciation	(1,865)

Net Unrealized Appreciation	$9,473

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 59.2%
	Basic Materials – 4.0%
67	BHP Billiton plc †	$2,379
48	Cameco Corp. ▼	2,197
128	Companhia Vale do Rio Doce ADR	4,326
28	Praxair, Inc.	2,320
57	Xstrata plc †	3,815

		15,037

	Capital Goods – 2.7%
17	Alstom RGPT †	3,449
35	Boeing Co. ‡	3,633
82	Gamesa Corporacion Tecnologica S.A. †	3,352

		10,434

	Consumer Cyclical – 4.9%
83	Arcandor AG † ●	2,789
740	China Communications Construction Co., Ltd. †	1,756
20	Hyundai Motor Co., Ltd. †	1,627
27	LG Electronics, Inc. † ●	2,477
9	Nintendo Co., Ltd. †	4,750
12	Pinault-Printemps-Redoute S.A. †	2,208
355	Tesco plc †	3,182

		18,789

	Consumer Staples – 2.6%
—	Japan Tobacco, Inc. †	2,539
9	Nestle S.A. †	3,840
63	Reckitt Benckiser plc †	3,666

		10,045

	Energy – 4.1%
23	Diamond Offshore Drilling, Inc. ▼	2,571
46	Noble Corp.	2,266
42	Schlumberger Ltd. ‡	4,431
40	Suncor Energy, Inc.	3,799
39	Ultra Petroleum Corp. ●	2,432

		15,499

	Finance – 8.2%
330	Amvescap plc †	4,457
606	China Merchants Bank Co., Ltd. †	2,654
19	Deutsche Boerse AG † ‡	2,610
29	Erste Bank Der Oesterreichischen Sparkassen AG † ‡	2,203
11	Goldman Sachs Group, Inc. ‡	2,341
46	Julius Baer Holding Ltd. †	3,458
413	Man Group plc †	4,678
85	MF Global Ltd. ●	2,462
37	National Bank of Greece †	2,331
8	ORIX Corp. †	1,881
57	Sumitomo Realty & Development Co., Ltd. †	1,995

		31,070

	Health Care – 6.7%
35	Celgene Corp. ●	2,467
124	Elan Corp. plc ADR ●	2,603
39	Eli Lilly & Co.	2,198
65	Gilead Sciences, Inc. ● ▼	2,665
55	Monsanto Co. ‡	4,707
136	Schering-Plough Corp. ‡	4,314
97	St. Jude Medical, Inc. ●	4,253
26	Zimmer Holdings, Inc. ●	2,138

		25,345

	Services – 3.8%
26	Accor S.A. †	2,325
198	Comcast Corp. Class A ● ‡	4,780
46	Focus Media Holding Ltd. ADR ● ▼	2,663
34	Las Vegas Sands Corp. ● ▼	4,576

		14,344

	Technology – 18.9%
137	ABB Ltd. †	3,587
115	Activision, Inc. ●	2,472
26	Adobe Systems, Inc. ● ‡	1,144
39	Akamai Technologies, Inc. ● ▼	1,121
33	America Movil S.A.B. de C.V. ADR ‡	2,125
54	American Tower Corp. Class A ● ‡	2,364
22	Apple, Inc. ●	3,316
82	ASML Holding N.V. † ●	2,700
63	Broadcom Corp. Class A ●	2,303
147	Cisco Systems, Inc. ● ‡	4,880
148	Corning, Inc. ‡	3,658
41	Danaher Corp. ▼	3,416
88	Electronic Arts, Inc. ●	4,916
12	Google, Inc. ● ‡	6,977
50	Hewlett-Packard Co. ‡	2,509
427	Hon Hai Precision Industry Co., Ltd. †	3,215
69	MetroPCS Communications, Inc. ● ▼	1,869
33	Millicom International Cellular S.A. ●	2,727
114	Nokia Corp.	4,305
189	Oracle Corp. ● ‡	4,088
27	Qualcomm, Inc.	1,158
40	Research In Motion Ltd. ●	3,942
22	Siemens AG †	2,986

		71,778

	Transportation – 1.4%
39	General Dynamics Corp.	3,311
50	Ryanair Holdings plc ADR ● ▼	2,072

		5,383

	Utilities – 1.9%
61	Suntech Power Holdings Co., Ltd. ADR ●	2,422
54	Veolia Environment S.A. †	4,603

		7,025

	Total common stock (Cost $167,361)	$224,749

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 6.3%
	Finance – 6.3%
	Advanta Business Card Master Trust
$445	5.15%, 10/20/2010	$445
900	5.57%, 04/20/2011 ê ‡	900
	American Express Credit Account Master Trust
521	5.75%, 01/18/2011 ê ‡	520
	ARMS II
94	5.95%, 09/10/2034 ê	94
	Arran Residential Mortgages Funding
545	5.83%, 04/12/2036 ■ ê	545
	Banc of America Commercial Mortgage, Inc.
660	5.35%, 09/10/2047 ê	652

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Finance (continued)
		Bank One Issuance Trust
	$500	5.86%, 06/15/2011 ê	$500
		Bear Stearns Commercial Mortgage Securities, Inc.
	595	4.68%, 08/13/2039 ‡	576
	450	5.61%, 11/15/2033 ‡	458
		Capital Automotive Receivables Asset Trust
	339	5.23%, 02/15/2009 ‡	338
		Capital One Prime Automotive Receivables Trust
	620	5.77%, 04/15/2011 ê ‡	617
		Caterpillar Financial Asset Trust
	315	5.59%, 02/25/2009 ‡	315
		Chase Issuance Trust
	265	5.77%, 07/15/2010 ê	265
		Chase Manhattan Automotive Owner Trust
	26	5.37%, 01/15/2009	26
		Collegiate Funding Services Education Loan Trust I
	354	5.37%, 09/28/2017 ê	354
	78	5.38%, 09/29/2014 ê	78
		Crusade Global Trust
	52	5.51%, 01/16/2035 ê	51
	67	5.56%, 01/17/2034 ê	67
	173	5.75%, 06/17/2037 ê ‡	171
	119	5.84%, 09/18/2034 ê ‡	120
		CS First Boston Mortgage Securities Corp.
	450	3.94%, 05/15/2038 ‡	421
		DaimlerChrysler Automotive Trust
	276	2.58%, 04/08/2009 ‡	276
		Discover Card Master Trust I
	400	5.77%, 05/15/2010 ê ‡	400
	285	5.78%, 04/16/2010 ê ‡	285
	645	5.89%, 04/16/2010 ê ‡	645
		European Loan Conduit
GBP	90	5.96%, 11/01/2029 ■ ê	182
		Ford Credit Floorplan Master Owner Trust
	700	5.90%, 05/15/2010 ê ‡	699
		GE Commercial Loan Trust
	924	5.42%, 07/19/2015 ■ ê ‡	921
	566	5.42%, 04/19/2015 ■ ê	565
		Goldman Sachs Mortgage Securities Corp. II
	110	6.32%, 03/06/2020 ■ ê	108
		Gracechurch Mortgage Financing plc
	1,145	5.54%, 08/20/2032 ■ ê	1,139
		Granite Master Issuer plc
	216	5.53%, 12/20/2030 ê	215
		Greenwich Capital Commercial Funding Corp.
	835	5.22%, 04/10/2037 ê	823
		Harley-Davidson Motorcycle Trust
	203	5.06%, 06/15/2010 ■	203
		Household Affinity Credit Card Master Note Trust I
	1,340	5.87%, 02/15/2010 ê ‡	1,341
		Household Automotive Trust
	52	5.61%, 06/17/2009	52
		Hyundai Automotive Receivables Trust
	566	5.25%, 09/15/2009	566
		Kildare Securities Ltd.
	301	5.74%, 06/10/2014 ■ ê	300
		Lanark Master Issuer plc
	795	5.41%, 07/22/2032 ■ ê	794
		MBNA Credit Card Master Note Trust
	904	5.75%, 12/15/2010 ê ‡	903
		Medallion Trust
	125	5.43%, 12/21/2033 ê	124
	283	5.55%, 02/27/2039 ê	280
	116	5.64%, 05/25/2035 ê	115
		Merrill Lynch Mortgage Backed Securities
	987	5.80%, 08/25/2036 ê *	993
		Morgan Stanley Capital I
	375	5.23%, 09/15/2042 ‡	369
		Morgan Stanley Dean Witter Capital I
	143	6.20%, 07/15/2033	143
		National RMBS Trust
	365	5.70%, 03/20/2034 ê	358
		New Century Home Equity Loan Trust
	20	5.42%, 03/25/2035 ê	20
		Nissan Automotive Receivables Owner Trust
	6	5.18%, 08/15/2008 ‡	6
		Nomura Asset Securities Corp.
	441	6.59%, 03/15/2030 ‡	442
		Prudential Commercial Mortgage Trust
	570	4.49%, 02/11/2036 ‡	549
		USAA Automotive Owner Trust
	1,050	4.90%, 04/15/2010 ê *	1,050
		Volkswagen Credit Automotive Master Trust
	895	5.56%, 07/20/2010 ê ‡	892
		Wachovia Automotive Loan Owner Trust
	32	5.41%, 04/20/2009 ‡	32
		Wachovia Bank Commercial Mortgage Trust
	500	5.12%, 07/15/2042 ‡	489
		Westpac Securitization Trust
	268	5.28%, 03/23/2036 ê	268

		Total asset & commercial mortgage backed securities (Cost $24,089)	$24,060

CORPORATE BONDS: INVESTMENT GRADE – 22.2%
		Basic Materials – 0.6%
		Bayer AG
EUR	550	4.94%, 05/25/2009 ê	$786
GBP	350	5.63%, 05/23/2018	675
		Vale Overseas Ltd.
	770	6.25%, 01/23/2017 ‡	778

			2,239

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Capital Goods – 0.2%
		United Technologies Corp.
	$595	5.69%, 06/01/2009 ê ‡	$595
		Xerox Corp.
	215	5.50%, 05/15/2012 ‡	213

			808

		Consumer Cyclical – 0.7%
		D.R. Horton, Inc.
	670	7.50%, 12/01/2007 ‡	669
	295	8.00%, 02/01/2009 ‡	293
		DaimlerChrysler NA Holdings Corp.
	485	4.88%, 06/15/2010 ‡	480
		Enterprise Inns plc
GBP	340	6.50%, 12/06/2018	703
		Honda Canada Finance, Inc.
CAD	530	5.68%, 09/26/2012	533

			2,678

		Consumer Staples – 0.1%
		Cia Brasileira de Bebidas
	130	8.75%, 09/15/2013 ‡	149
	300	10.50%, 12/15/2011 ‡	353

			502

		Energy – 0.8%
		Anadarko Petroleum Corp.
	510	6.09%, 09/15/2009 ê ‡	507
		ConocoPhillips Australia Funding Co.
	900	5.46%, 04/09/2009 ê ‡	897
		Marathon Oil Corp.
	235	6.60%, 10/01/2037 ‡	240
		Pemex Project Funding Master Trust
	1,350	8.50%, 02/15/2008 ‡	1,364

			3,008

		Finance – 9.3%
		Abbey National Treasury Service
EUR	500	4.79%, 03/07/2008 ê	713
		Ace INA Holdings
	435	5.70%, 02/15/2017 ‡	429
		AIG Sunamerica
GBP	345	5.63%, 02/01/2012	690
		American Express Credit Corp.
	1,375	5.83%, 12/12/2007 ê ‡	1,375
		Australian Sovreign Government
AUD	460	6.00%, 02/15/2017	404
		Avalon Properties, Inc.
	660	6.88%, 12/15/2007 ‡	661
		AXA S.A.
GBP	160	7.13%, 12/15/2020	343
		Bank of America Corp.
EUR	785	4.70%, 11/20/2008 ê ‡	1,119
		Berkshire Hathaway Finance Corp.
	500	5.41%, 01/11/2008 ▼ ê	500
		BNP Paribas
	1,390	5.66%, 10/03/2007 ê ‡	1,390
		Boeing Capital Corp.
	450	4.75%, 08/25/2008 ‡	450
		Caisse Eparg ECR
EUR	1,050	4.21%, 07/17/2008 ê	1,494
EUR	1,050	4.73%, 03/28/2008 ê	1,495
		Citigroup, Inc.
	750	6.00%, 08/15/2017 ‡	767
		Credit Agricole
EUR	1,000	4.20%, 10/17/2007 ê	1,426
		Eaton Vance Corp.
	125	6.50%, 10/02/2017	125
		ERAC USA Finance Co.
	425	5.61%, 04/30/2009 ■ ê ‡	422
		General Electric Capital Corp.
	575	5.63%, 09/15/2017 ‡	575
		HBOS Treasury Services plc
	1,150	4.00%, 09/15/2009 ■ ‡	1,130
		HSBC Bank USA
	250	5.88%, 11/01/2034 ‡	236
		International Lease Finance Corp.
	920	5.40%, 02/15/2012 ‡	912
	640	5.65%, 06/01/2014 ‡	633
	650	5.72%, 05/24/2010 ê ‡	644
		J.P. Morgan Chase Bank
	555	6.00%, 10/01/2017 ‡	560
		John Deere Bank S.A.
EUR	1,005	4.84%, 09/08/2008 ê	1,433
		Korea Development Bank
	430	4.63%, 09/16/2010 ‡	426
		Lloyds TSB Bank plc
EUR	800	5.25%, 07/14/2008 ‡	1,144
		Merrill Lynch & Co., Inc.
	670	6.40%, 08/28/2017 ‡	691
		Met Life Global Funding I
	300	3.38%, 10/05/2007 ■ ‡	300
		Metlife Global Funding
GBP	250	5.25%, 01/09/2014 ‡	488
		Mizuho Financial Group, Inc.
	525	5.79%, 04/15/2014 ■ ‡	521
		Morgan Stanley
EUR	570	5.13%, 05/29/2008 ê ‡	812
	665	5.39%, 04/25/2008 ê ‡	663
	1,135	5.55%, 04/27/2017 ‡	1,101
		New York Life Global Funding
EUR	535	3.75%, 10/19/2009	751
		Nordea Bank Finland plc
EUR	225	5.83%, 03/26/2014 ê	324
		Northern Trust Co.
GBP	350	5.38%, 03/11/2015	668
		Royal Bank of Canada
EUR	1,000	4.72%, 02/27/2008 ê ‡	1,425
		Royal Bank of Scotland Group plc
EUR	1,050	4.75%, 09/29/2008 ê	1,495
		Simon Property Group L.P.
	680	6.38%, 11/15/2007 ‡	680
		Southern Capital Corp.
	106	5.70%, 06/30/2022 ■ ‡	107
		Standard Chartered Bank
	195	6.40%, 09/26/2017 ■ ‡	195
		Temasek Financial I Ltd.
	1,145	4.50%, 09/21/2015 ■ ‡	1,080
		Travelers Property Casualty Corp.
	1,350	3.75%, 03/15/2008 ‡	1,338

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		Unicredito Italiano Bank of Ireland
EUR	300	4.25%, 01/25/2008 ê	$428
		VTB Capital (Vneshtorgbank)
	795	5.96%, 08/01/2008 ■ ê ‡	787

			35,350

		Foreign Governments – 6.3%
		Belgium Government
EUR	3,145	4.05%, 11/15/2007 ○	4,461
		Canadian Government
CAD	825	5.75%, 06/01/2033 ‡	991
		Chile (Republic of)
	470	5.76%, 01/28/2008 ê ‡	470
		Denmark (Kingdom of)
DKK	3,676	6.00%, 11/15/2009	727
		Deutschland Bundesrepublic
EUR	4,775	5.00%, 01/04/2012	7,024
		French Government
EUR	1,045	3.50%, 07/12/2011	1,455
EUR	400	4.00%, 04/25/2013 ‡	563
EUR	685	5.00%, 10/25/2016 ‡	1,020
		Hellenic Republic
EUR	2,335	4.10%, 08/20/2012	3,288
		Japanese Government
JPY	34,437	1.00%, 06/10/2016	294
JPY	178,700	1.40%, 09/20/2011	1,574
		Poland Government
PLN	580	6.25%, 10/24/2015	227
		South Africa (Republic of)
ZAR	2,750	8.25%, 09/15/2017	397
		Swedish Government
SEK	2,545	4.50%, 08/12/2015	400
		United Mexican States
	132	5.63%, 01/15/2017 ‡	132
	1,000	6.06%, 01/13/2009 ê ‡	1,004

			24,027

		Health Care – 1.1%
		Amgen, Inc.
	1,390	5.59%, 11/28/2008 ■ ê ‡	1,391
		Astrazeneca plc
	710	5.40%, 09/15/2012 ‡	715
		CVS Caremark Corp.
	675	5.75%, 06/01/2017 ‡	659
	375	5.92%, 06/01/2010 ê ‡	374
		Schering-Plough Corp.
EUR	450	5.38%, 10/01/2014	641
	350	6.00%, 09/15/2017 ‡	351

			4,131

		Services – 0.6%
		Comcast Corp.
	530	5.45%, 11/15/2010 ‡	535
	800	5.66%, 07/14/2009 ê ‡	796
		COX Communications, Inc.
	440	4.63%, 06/01/2013	415
		News America, Inc.
	235	6.15%, 03/01/2037 ‡	219
	430	6.63%, 01/09/2008 ‡	431

			2,396

		Technology – 1.7%
		Cingular Wireless Services, Inc.
	475	7.88%, 03/01/2011 ‡	514
		France Telecom S.A.
EUR	510	4.75%, 02/21/2017	699
		General Electric Co.
	630	5.00%, 02/01/2013 ‡	625
		IBM Corp.
	230	5.70%, 09/14/2017 ‡	231
		Siemens Finance
	1,330	5.63%, 08/14/2009 ▼ ■ ê	1,330
		Telecom Italia
EUR	300	5.38%, 01/29/2019 ‡	413
		Telecom Italia Finance S.A.
EUR	445	6.58%, 07/30/2009 ‡	653
		Telefonica Emisiones SAU
	590	6.22%, 07/03/2017 ‡	596
		Time Warner Cable, Inc.
	935	5.85%, 05/01/2017 ■ ‡	909
		Verizon New England, Inc.
	375	6.50%, 09/15/2011 ‡	389

			6,359

		Transportation – 0.2%
		CSX Corp.
	355	5.75%, 03/15/2013 ‡	356
		DP World, Ltd.
	210	6.85%, 07/02/2037 ■ ‡	209

			565

		Utilities – 0.6%
		Enel Finance Internation
	855	5.70%, 01/15/2013 ■ ‡	861
		National Grid Gas plc
GBP	340	5.63%, 12/07/2007	695
		Nstar
	300	8.00%, 02/15/2010 ‡	319
		Virginia Electric & Power Co.
	185	5.95%, 09/15/2017 ‡	185

			2,060

		Total corporate bonds: investment grade (Cost $81,429)	$84,123

CORPORATE BONDS: NON-INVESTMENT GRADE – 0.2%
		Health Care – 0.2%
		Alliance Boots plc
EUR	520	4.57%, 10/19/2007 ê	$741

		Total corporate bonds: non-investment grade (Cost $691)	$741

U.S. GOVERNMENT AGENCIES – 10.8%
		Federal Home Loan Mortgage Corporation – 1.8%
		Mortgage Backed Securities:
	$369	5.50%, 2019 – 2020 ‡	$368
	4,201	5.50%, 2037 *	4,113
	362	7.11%, 2029 ê ‡	371

			4,852

		Remic – Pac’s:
	1,807	6.10%, 2036 ê ‡	1,792

			6,644

		Federal National Mortgage Association – 8.4%
		Mortgage Backed Securities:
	1,095	4.72%, 2014 ê ‡	1,063
	1,582	4.98%, 2013 ‡	1,554

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$1,628	5.00%, 2019 - 2036	$1,573
3,096	5.00%, 2019 - 2035 ‡	3,017
555	5.00%, 2037 *	529
984	5.50%, 2034 - 2036	964
3,771	5.50%, 2034 - 2036 ‡	3,695
15,547	5.50%, 2037 *	15,226
2,048	5.50%, 2036 □	2,007
100	6.50%, 2013	103
1,879	6.50%, 2036 ‡	1,913
7	7.00%, 2029	8

		31,652

	Remic – Pac’s:
407	5.53%, 2036 ê	403

		32,055

	Government National Mortgage Association – 0.6%
	Mortgage Backed Securities:
1,208	5.00%, 2035 ‡	1,169
397	6.00%, 2028 - 2035 ‡	399
56	6.50%, 2028 ‡	58
50	8.00%, 2029 - 2030 ‡	52

		1,678

	Remic – Pac’s:
410	7.50%, 2035	434

		2,112

	Total U.S. government agencies (Cost $41,048)	$40,811

U.S. GOVERNMENT SECURITIES – 1.4%
	Other Direct Federal Obligations – 0.4%
	Federal Home Loan Bank:
$1,430	4.50%, 2009 ‡	$1,433

	U.S. Treasury Securities – 1.0%
	U.S. Treasury Notes:
835	4.13%, 2012 ‡	832
400	4.63%, 2016 ‡	402
1,035	4.88%, 2011 ‡	1,062
1,580	5.00%, 2011 ▼	1,627

		3,923

	Total U.S. government securities (Cost $5,315)	$5,356

	Total long-term investments (Cost $319,933)	$379,840

SHORT-TERM INVESTMENTS – 11.9%
	Finance – 0.9%
	Abbey National Treasury Service
$695	5.29%, 10/26/2007	$695
	Allied Irish Banks NA
1,390	5.38%, 11/26/2007 ○	1,379
	Barclays Bank plc
1,385	5.31%, 10/19/2007 ê	1,385

		3,459

	Repurchase Agreements – 5.3%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,654, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $3,726)
3,653	5.10% dated 09/28/2007	3,653
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $5,215, collateralized by FHLMC 5.00% – 6.50% 2033 – 2037, value of $5,317)
5,213	5.10% dated 09/28/2007	5,213
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,519, collateralized by FNMA 6.00% 2037, value of $3,588)
3,518	5.10% dated 09/28/2007	3,518
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $7, collateralized by U.S. Treasury Bond 3.875% 2029, value of $7)
7	5.10% dated 09/28/2007	7

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $7,643, collateralized by FHLMC 4.00% – 10.50% 2008 – 2047, FNMA 4.00% – 8.00% 2007 – 2047, value of $7,792)

7,639	5.10% dated 09/28/2007	7,639

		20,030

Shares
	Securities Purchased with Proceeds from Security Lending – 5.7%
	Cash Collateral Reinvestment Fund:
21,836	Mellon GSL DBT II Collateral Fund		21,823

	Total short-term investments (Cost $45,312)		$45,312

	Total investments (Cost $365,245) ▲	112.0%	$425,152
	Other assets and liabilities	(12.0)%	(45,554)

	Total net assets	100.0%	$379,598

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 47.32% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $367,672 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,957
Unrealized Depreciation	(1,477)

Net Unrealized Appreciation	$57,480

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $87,512, which represents 23.05% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $13,999, which represents 3.69% of total net assets.

ê	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $22,026.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD-Australian Dollar
CAD-Canadian dollar

DKK-Danish Krone

EUR-EURO

GBP-British Pound

JPY-Japanese Yen

PLN-Poland New Zloty

SEK-Swedish Krona

ZAR-South Africa Rand

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.
     Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	4	Long	Dec, 2007	$2
3 Year Australian Bond	126	Short	Dec, 2007	31
5 Year U.S. Treasury Note	233	Short	Dec, 2007	15
10 Year Australian Bond	56	Long	Dec, 2007	(1)
10 Year Canadian Bond	35	Short	Dec, 2007	(3)
10 Year Japanese Bond	7	Short	Dec, 2007	34
10 Year U.S. Treasury Bond	40	Short	Dec, 2007	(10)
90 Day Euro	22	Short	Dec, 2007	6
DJ Euro STOXX 50	10	Short	Dec, 2007	1
Eurex EURO-BOBL	23	Short	Dec, 2007	5
Eurex EURO-BUND	30	Long	Dec, 2007	(1)
Eurex EURO-BUXL	21	Long	Dec, 2007	(4)
Eurex EURO-SCHATZ	2	Short	Dec, 2007	—
FTSE 100 Index	4	Short	Dec, 2007	3
Long Gilt	33	Short	Dec, 2007	15
S&P500 Index	24	Short	Dec, 2007	5
S&P/TSE 60 Index	1	Short	Dec, 2007	—
Topix Index	4	Short	Dec, 2007	(1)
U.S. Long Bond	42	Short	Dec, 2007	(8)

				$89

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$4,094	$3,851	12/19/07	$243
Australian Dollar (Sell)	2,662	2,494	12/19/07	(168)
British Pound (Buy)	141	140	10/02/07	1
British Pound (Buy)	6,449	6,355	12/19/07	94
British Pound (Sell)	9,745	9,637	12/19/07	(108)
British Pound (Buy)	1,699	1,659	12/21/07	40
British Pound (Sell)	2,229	2,181	12/21/07	(48)
Canadian Dollar (Sell)	246	244	10/01/07	(2)
Canadian Dollar (Buy)	2,513	2,375	12/19/07	138
Canadian Dollar (Sell)	7,271	6,923	12/19/07	(348)
Canadian Dollar (Buy)	324	317	12/20/07	7
Canadian Dollar (Sell)	490	478	12/20/07	(12)
Chinese Yuan Renminbi (Buy)	2,943	2,899	06/18/08	44
Chinese Yuan Renminbi (Sell)	750	741	06/18/08	(9)
Czech Republic Koruna (Buy)	144	143	12/19/07	1
Czech Republic Koruna (Sell)	345	331	12/19/07	(14)
Danish Krone (Sell)	814	782	12/19/07	(32)
Euro (Buy)	641	638	10/01/07	3
Euro (Sell)	397	394	10/01/07	(3)
Euro (Buy)	411	408	10/02/07	3
Euro (Sell)	139	139	10/02/07	—
Euro (Buy)	17,826	17,367	12/19/07	459
Euro (Sell)	54,762	52,597	12/19/07	(2,165)
Euro (Buy)	2,309	2,261	12/21/07	48
Euro (Sell)	2,934	2,869	12/21/07	(65)
Hungarian Forint (Sell)	426	424	12/19/07	(2)
Israeli Smekel (Buy)	740	725	12/19/07	15
Israeli Smekel (Sell)	656	639	12/19/07	(17)
Japanese Yen (Buy)	2,870	2,850	12/13/07	20
Japanese Yen (Sell)	2,870	2,899	12/13/07	29
Japanese Yen (Sell)	556	553	12/13/07	(3)
Japanese Yen (Buy)	1,225	1,223	12/19/07	2
Japanese Yen (Buy)	4,423	4,455	12/19/07	(32)
Japanese Yen (Sell)	2,136	2,163	12/19/07	27
Japanese Yen (Sell)	6,419	6,393	12/19/07	(26)
Malaysian Ringgit (Buy)	2,962	2,883	12/19/07	79
Malaysian Ringgit (Buy)	713	713	12/19/07	—
Malaysian Ringgit (Sell)	805	800	12/19/07	(5)
Mexican Peso (Buy)	358	354	12/19/07	4
Mexican Peso (Sell)	1,216	1,201	12/19/07	(15)
New Zealand Dollar (Buy)	1,894	1,760	12/19/07	134
New Zealand Dollar (Sell)	1,894	1,727	12/19/07	(167)
Norwegian Krone (Buy)	1,534	1,427	12/19/07	107
Norwegian Krone (Sell)	1,534	1,495	12/19/07	(39)
Poland Zloty (Buy)	243	237	12/19/07	6
Poland Zloty (Sell)	237	225	12/19/07	(12)
Republic of Korea Won (Buy)	2,592	2,557	12/18/07	35
Republic of Korea Won (Sell)	3,533	3,447	12/18/07	(86)
Singapore Dollar (Buy)	1,455	1,418	12/19/07	37
South African Rand (Sell)	413	394	12/19/07	(19)
Swedish Krona (Buy)	2,325	2,206	12/19/07	119
Swedish Krona (Sell)	800	762	12/19/07	(38)
Swiss Franc (Buy)	5,640	5,501	12/19/07	139
Swiss Franc (Sell)	5,640	5,506	12/19/07	(134)
Taiwan Dollar (Sell)	430	424	10/19/07	(6)
Taiwan Dollar (Buy)	433	427	12/19/07	6

				$(1,735)

Hartford Global Advisors HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)
Forward Bonds Outstanding at September 30, 2007

						Unrealized
		Market	Contract	Delivery	Maturity	Appreciation/
Description	Transaction	Value	Amount	Date	Date	(Depreciation)
Canadian Government, 4.00%	Sell	$1,732	1,609	10/15/07	06/01/16	$(123)
Canadian Government, 4.50%	Buy	905	845	10/15/07	06/01/15	60
Canadian Government, 5.75%	Sell	5,352	5,190	10/15/07	06/01/33	(162)
Deutscheland Bundesrepublic, 3.75%	Buy	14,524	13,848	10/29/07	01/04/17	676
Deutscheland Bundesrepublic, 4.00%	Buy	6,518	6,426	11/26/07	01/04/37	92
Deutscheland Bundesrepublic, 5.00%	Buy	1,993	1,892	10/29/07	01/04/12	101
Deutscheland Bundesrepublic, 5.50%	Buy	368	352	10/26/07	01/04/31	16
French Treasury Note, 3.50%	Buy	7,739	7,364	10/29/07	07/12/11	375
Japan Bond Forward, 1.10%	Buy	1,653	1,641	10/10/07	12/10/16	12
Japan Bond Forward, 1.70%	Sell	1,699	1,687	10/12/07	12/20/16	(12)
Japanese Government CPI Linked, 1.00%	Buy	3,593	3,575	10/10/07	06/10/16	18
Japanese Government, 1.20%	Buy	2,917	2,907	11/09/07	09/20/11	10
Japanese Government, 1.20%	Buy	3,316	3,311	12/05/07	03/20/12	5
Japanese Government, 1.40%	Buy	6,655	6,622	11/09/07	06/22/09	33
Japanese Government, 1.50%	Buy	8,745	8,721	11/09/07	03/20/14	24
Japanese Government, 1.80%	Sell	740	740	11/09/07	06/20/17	—
Japanese Government, 1.90%	Sell	3,529	3,520	12/05/07	06/20/16	(9)
Japanese Government, 2.10%	Buy	2,383	2,417	11/09/07	09/20/25	(34)
U.S. Treasury, 3.50%	Sell	6,351	6,335	10/30/07	01/15/11	(16)
U.S. Treasury, 4.38%	Sell	11,126	11,053	10/26/07	08/15/12	(73)
U.S. Treasury, 4.50%	Buy	6,238	6,213	10/26/07	11/15/15	25
U.S. Treasury, 4.50%	Sell	1,223	1,228	10/26/07	02/15/36	5
U.S. Treasury, 4.88%	Buy	6,757	6,750	10/26/07	08/15/09	7
U.S. Treasury, 4.88%	Buy	6,356	6,399	10/26/07	08/15/16	(43)
U.S. Treasury, 5.00%	Buy	6,330	6,310	10/30/07	02/15/11	20
U.S. Treasury, 5.38%	Buy	2,312	2,272	10/26/07	02/15/31	40
UK Gilt Forward, 4.00%	Buy	1,984	1,947	11/09/07	09/07/16	37
UK Gilt Forward, 4.25%	Buy	2,164	2,199	11/14/07	03/07/36	(35)
United Kingdom Treasury, 5.00%	Buy	583	568	10/16/07	03/07/12	15

						$1,064

Hartford Global Communications HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 92.8%
	Brazil – 5.6%
40	Brasil Telecom S.A. ADR ▼	$1,120
22	Tele Norte Leste Participacoes S.A. ADR	496

		1,616

	Canada – 6.3%
94	Nortel Networks Corp. ●	1,588
4	Telus Corp.	248

		1,836

	China – 2.7%
1,038	China Telecom Corp. Ltd. †	790

	Egypt – 2.7%
8	Mobinil-Egyptian Mobile Service	261
8	Orascom Telecom Holding SAE GDR	517

		778

	France – 8.4%
60	France Telecom S.A. † ▼	2,019
2	Iliad S.A. †	189
5	Neuf Cegtel †	228

		2,436

	Hong Kong – 5.7%
101	China Mobile Ltd. †	1,649

	Indonesia – 2.6%
16	P.T. Telekomunikasi Indonesia ADR	771

	Israel – 3.4%
11	Cellcom Israel Ltd.	258
44	Partner Communications Co., Ltd.
	ADR ▼	735

		993

	Luxembourg – 3.7%
13	Millicom International Cellular S.A. ●	1,091

	Morocco – 0.0%
1	Maroc Telecom †	12

	Norway – 4.7%
69	Telenor ASA †	1,370

	Russia – 12.0%
29	AFK Sistema GDR	978
14	Mobile Telesystems OJSC ADR	977
56	Vimpel-Communications ADR	1,522

		3,477

	South Africa – 4.8%
72	MTN Group Ltd. †	1,098
3	Telkom South Africa Ltd. ADR ▼	304

		1,402

	Spain – 3.6%
12	Telefonica S.A. ADR	1,039

	Turkey – 5.0%
68	Turkcell Iletisim Hizmetleri ADR ▼	1,449

	United Kingdom – 1.7%
48	Cable & Wireless plc †	181
97	Thus Group plc † ●	304

		485

	United States – 19.9%
103	Arris Group, Inc. ●	1,273
14	Atlantic Tele-Network, Inc.	509
58	Comcast Corp. Class A ●	1,400
26	NII Holdings, Inc. Class B ●	2,161
20	Time Warner Telecom, Inc. Class A ●	435

		5,778

	Total common stock (Cost $20,980)	$26,972

WARRANTS – 2.9%
	India – 2.9%
36	Citigroup Global Certificate — Bharti Televentures ⌂	$847

	Total warrants (Cost $273)	$847

PREFERRED STOCK – 2.5%
	Brazil – 2.5%
20	Telemar Norte Leste S.A.	$727

	Total preferred stock (Cost $444)	$727

	Total long-term investments (Cost $21,697)	$28,546

Principal
Amount
SHORT-TERM INVESTMENTS – 10.7%
	Repurchase Agreements – 1.7%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $88, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $90)
$88	5.10% dated 09/28/2007	$88
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $126, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $128)
126	5.10% dated 09/28/2007	126
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $85, collateralized by FNMA 6.00% 2037, value of $87)
85	5.10% dated 09/28/2007	85
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 rounds to $0, collateralized by U.S. Treasury Bond 3.875% 2029, value rounds to $0)
—	5.10% dated 09/28/2007	—
	UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $185, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $188)
185	5.10% dated 09/28/2007	185

		484

Hartford Global Communications HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 9.0%
	Cash Collateral Reinvestment Fund:
$2,617	BNY Institutional Cash Reserve Fund		$2,617

	Total short-term investments (Cost $3,101)		$3,101

	Total investments (Cost $24,798) ▲	108.9%	$31,647
	Other assets and liabilities	(8.9)%	(2,578)

	Total net assets	100.0%	$29,069

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 78.32% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $24,831 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,074
Unrealized Depreciation	(1,258)

Net Unrealized Appreciation	$6,816

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $7,840, which represents 26.97% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
08/2005	36	Citigroup Global Certificate — Bharti Televentures - 144A	$273

The aggregate value of these securities at September 30, 2007 was $847 which represents 2.91% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Global Financial Services HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.5%
	Australia – 2.7%
35	Westpac Banking Corp. †	$876

	Brazil – 1.7%
11	Banco Itau Holding	551

	Canada – 9.1%
16	Bank of Montreal	1,013
10	Bank of Nova Scotia	515
4	Canadian Imperial Bank of Commerce	380
20	Canadian Western Bank	569
21	First National Financial, Inc.	339
5	Gluskin Sheff Associates, Inc.	156

		2,972

	France – 4.3%
22	Axa S.A. †	990
30	Fimatex S.A. † ●	415

		1,405

	Germany – 2.3%
4	Muenchener
	Rueckversicherungs-Gesellschaft
	AG †	756

	Italy – 7.2%
115	Intesa Sanpaolo †	888
170	UniCredito Italiano S.p.A. †	1,455

		2,343

	Japan – 1.5%
157	Shinsei Bank Ltd. †	492

	Liechtenstein – 2.1%
3	Verwalt & Privat-Bank AG †	673

	Netherlands – 7.6%
34	Aegon N.V. †	645
31	ING Groep N.V. †	1,371
20	SNS Reaal †	458

		2,474

	Norway – 1.1%
28	Sparebanken Midt-Norge †	358

	South Africa – 1.6%
112	African Bank Investments, Ltd. †	511

	Switzerland – 12.6%
24	Julius Baer Holding Ltd. †	1,756
12	Paris RE Holdings, Ltd. ●	296
1	Swiss Life Holding †	329
32	UBS AG †	1,721

		4,102

	United Kingdom – 12.3%
174	Aberdeen Asset Management plc †	650
97	Amvescap plc †	1,307
29	Investec plc †	309
45	Lloyds TSB Group plc †	496
226	Old Mutual plc †	739
15	Standard Chartered plc †	494

		3,995

	United States – 32.4%
11	ACE Ltd.	642
2	Alleghany Corp. ●	788
32	Bank of America Corp.	1,609
18	Capital One Financial Corp.	1,188
32	Citigroup, Inc.	1,472
12	Citizens Republic Bancorp, Inc.	198
17	Commerce Bancorp, Inc.	659
13	Countrywide Financial Corp. ▼	253
58	Discover Financial Services ●	1,213
35	E*Trade Financial Corp. ● ▼	458
6	PNC Financial Services Group, Inc.	374
45	Sterling Financial Corp. ▼	779
18	Unum Group	443
11	Webster Financial Corp.	472

		10,548

	Total common stock (Cost $28,192)	$32,056

Principal
Amount
SHORT-TERM INVESTMENTS – 3.7%
	Repurchase Agreements – 1.4%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $84, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $86)
$84	5.10% dated 09/28/2007	$84
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $121, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $123)
121	5.10% dated 09/28/2007	121
	JP Morgan Chase TriParty Joint Repurchase Agreements (maturing on 10/01/2007 in the amount of $81, collateralized by FNMA 6.00% 2037, value of $83)
81	5.10% dated 09/28/2007	81
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 rounds to $0, collateralized by U.S. Treasury Bond 3.875% 2029, value rounds to $0)
—	5.10% dated 09/28/2007	—
	UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $177, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $180)
177	5.10% dated 09/28/2007	177

		463

Hartford Global Financial Services HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 2.3%
	Cash Collateral Reinvestment Fund:
$727	Mellon GSL DBT II Collateral Fund		$726

	Total short-term investments (Cost $1,189)		$1,189

	Total investments (Cost $29,381) ▲	102.2%	$33,245
	Other assets and liabilities	(2.2)%	(700)

	Total net assets	100.0%	$32,545

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 66.08% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $29,458 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,863
Unrealized Depreciation	(1,076)

Net Unrealized Appreciation	$3,787

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $17,689, which represents 54.35% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Global Growth HLS Fund (formerly Hartford Global Leaders HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.2%
	Basic Materials – 6.8%
381	BHP Billiton plc †	$13,630
325	Cameco Corp.	15,023
781	Companhia Vale do Rio Doce ADR	26,492
158	Praxair, Inc.	13,226
335	Xstrata plc †	22,250

		90,621

	Capital Goods – 4.8%
95	Alstom RGPT † ▼	19,257
236	Boeing Co.	24,767
480	Gamesa Corporacion Tecnologica S.A. † ▼	19,530

		63,554

	Consumer Cyclical – 8.1%
471	Arcandor AG † • ▼	15,770
4,215	China Communications Construction Co., Ltd. †	9,999
117	Hyundai Motor Co., Ltd. † ▼	9,433
154	LG Electronics, Inc. † • ▼	14,329
53	Nintendo Co., Ltd. † ▼	27,364
67	Pinault-Printemps-Redoute S.A. † ▼	12,652
2,043	Tesco plc †	18,315

		107,862

	Consumer Staples – 4.5%
3	Japan Tobacco, Inc. †	14,489
49	Nestle S.A. †	21,744
392	Reckitt Benckiser plc †	22,996

		59,229

	Energy – 6.7%
129	Diamond Offshore Drilling, Inc. ▼	14,637
264	Noble Corp.	12,930
246	Schlumberger Ltd.	25,798
233	Suncor Energy, Inc. ▼	22,099
224	Ultra Petroleum Corp. •	13,872

		89,336

	Finance – 13.7%
1,890	Amvescap plc †	25,536
3,455	China Merchants Bank Co., Ltd. † ▼	15,132
112	Deutsche Boerse AG † ▼	15,195
198	Erste Bank Der Oesterreichischen Sparkassen AG † ▼	15,118
63	Goldman Sachs Group, Inc.	13,611
268	Julius Baer Holding Ltd. †	20,015
2,366	Man Group plc †	26,799
505	MF Global Ltd. •	14,639
212	National Bank of Greece †	13,518
47	ORIX Corp. †	10,720
327	Sumitomo Realty & Development Co., Ltd. † ▼	11,448

		181,731

	Health Care – 10.9%
201	Celgene Corp. • ▼	14,333
703	Elan Corp. plc ADR •	14,787
224	Eli Lilly & Co.	12,775
364	Gilead Sciences, Inc. •	14,889
313	Monsanto Co.	26,845
773	Schering-Plough Corp.	24,453
566	St. Jude Medical, Inc. •	24,922
155	Zimmer Holdings, Inc. •	12,578

		145,582

	Services – 6.1%
150	Accor S.A. † ▼	13,317
1,095	Comcast Corp. Class A • ▼	26,481
261	Focus Media Holding Ltd. ADR • ▼	15,149
194	Las Vegas Sands Corp. • ▼	25,883

		80,830

	Technology – 31.2%
832	ABB Ltd. †	21,816
670	Activision, Inc. •	14,457
149	Adobe Systems, Inc. •	6,488
223	Akamai Technologies, Inc. • ▼.	6,418
192	America Movil S.A.B. de C.V. ADR .	12,275
306	American Tower Corp. Class A •	13,325
124	Apple, Inc. •	18,962
458	ASML Holding N.V. † •	15,113
367	Broadcom Corp. Class A •	13,373
850	Cisco Systems, Inc. •	28,134
864	Corning, Inc.	21,293
243	Danaher Corp.	20,107
520	Electronic Arts, Inc. •	29,092
70	Google, Inc. •	39,425
277	Hewlett-Packard Co.	13,772
2,457	Hon Hai Precision Industry Co., Ltd. †	18,505
380	MetroPCS Communications, Inc. • ▼	10,377
192	Millicom International Cellular S.A.• ▼	16,084
654	Nokia Corp.	24,791
1,084	Oracle Corp. •	23,471
157	Qualcomm, Inc.	6,643
229	Research In Motion Ltd. •	22,578
129	Siemens AG † ▼	17,695

		414,194

	Transportation – 2.4%
231	General Dynamics Corp.	19,471
289	Ryanair Holdings plc ADR • ▼	11,992

		31,463

	Utilities – 3.0%
354	Suntech Power Holdings Co., Ltd. ADR •	14,133
305	Veolia Environment S.A. † ▼	26,205

		40,338

	Total common stock (Cost $963,455)	$1,304,740

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 17.8%
	Repurchase Agreements – 1.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,931, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $4,008)
$3,929	5.10% dated 09/28/2007	$3,929
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $5,610, collateralized by FHLMC 5.00% - 6.50% 2033 – 2037, value of $5,720)
5,608	5.10% dated 09/28/2007	5,608

Hartford Global Growth HLS Fund (formerly Hartford Global Leaders HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT—TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,785, collateralized by FNMA 6.00% 2037, value of $3,859)
$3,784	5.10% dated 09/28/2007	$3,784
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $8, collateralized by U.S. Treasury Bond 3.875% 2029, value of $8)
8	5.10% dated 09/28/2007	8

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $8,221, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $8,382)

8,217	5.10% dated 09/28/2007	8,217

		21,546

Shares
	Securities Purchased with Proceeds from Security Lending – 16.2%
	Cash Collateral Reinvestment Fund:
214,879	Navigator Prime Portfolio		214,879

	Total short-term investments (Cost $236,425)		$236,425

	Total investments (Cost $1,199,880) ▲	116.0%	$1,541,165
	Other assets and liabilities	(16.0)%	(212,336)

	Total net assets	100.0%	$1,328,829

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.97% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,212,225 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$332,339
Unrealized Depreciation	(3,399)

Net Unrealized Appreciation	$328,940

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $507,890, which represents 38.22% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

†	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
British Pound (Buy)	$955	$946	10/02/07	$9
Euro (Sell)	2,234	2,217	10/01/07	(17)
Euro (Buy)	2,463	2,444	10/02/07	19
Euro (Sell)	786	787	10/02/07	1

				$12

Hartford Global Health HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
COMMON STOCK – 99.2%
	Agencies, Brokerages, Other Insurance Activities – 2.0%
93	Medco Health Solutions, Inc. •		$8,406

	Drugs & Druggists Sundries Wholesalers – 1.8%
57	Cardinal Health, Inc.		3,583
72	McKesson Corp.		4,209

			7,792

	General Medical and Surgical Hospitals – 1.8%
575	Health Management Associates, Inc. Class A		3,991
62	Universal Health Services, Inc. Class B		3,390

			7,381

	Health and Personal Care Stores – 1.0%
86	Longs Drug Stores Corp.		4,291

	Insurance Carriers – 7.9%
153	Aetna, Inc.		8,276
159	Health Net, Inc. •		8,616
163	UnitedHealth Group, Inc.		7,889
109	Wellpoint, Inc. •		8,602

			33,383

	Medical and Diagnostic Laboratories – 0.7%
151	DiaSorin S.p.A. •		2,768

	Medical Equipment & Supplies Manufacturing – 6.9%
149	Baxter International, Inc.		8,363
166	Fresenius Medical Care AG ADR		8,824
207	St. Jude Medical, Inc. •		9,123
24	Synthes, Inc. †		2,735

			29,045

	Navigate, Measure, Control Instruments – 8.6%
145	Beckman Coulter, Inc.		10,666
452	Medtronic, Inc.		25,486

			36,152

	Other Ambulatory Health Care Services – 0.0%
4	Odontoprev S.A.		137

	Pharmaceutical & Medicine Manufacturing – 57.5%
455	Abbott Laboratories		24,386
162	Amylin Pharmaceuticals, Inc. • ▼		8,090
249	Astellas Pharma, Inc. †		11,919
198	AstraZeneca plc ADR		9,914
130	AtheroGenics, Inc. • ▼		216
107	Barr Pharmaceuticals, Inc. •		6,095
236	Bristol-Myers Squibb Co.		6,796
130	Cephalon, Inc. • ▼		9,512
447	Cytokinetics, Inc. •		2,286
413	Daiichi Sankyo Co., Ltd. †		12,376
267	Eisai Co., Ltd. † ▼		12,608
410	Elan Corp. plc ADR •		8,618
144	Eli Lilly & Co.		8,198
164	Forest Laboratories, Inc. •		6,101
211	Gilead Sciences, Inc. •		8,615
91	H. Lundbeck A/S †		2,466
138	Hospira, Inc. •		5,728
61	Ipsen †		3,544
110	Laboratorios Almiral S.A. •		2,399
321	MGI Pharma, Inc. •		8,909
107	NPS Pharmaceuticals, Inc. •		616
114	OSI Pharmaceuticals, Inc. •		3,861
110	PharMerica Corp. • ▼		1,641
2	Profarma Distribuidora		48
357	Progenics Pharmaceuticals, Inc. • ▼		7,896
276	Sanofi-Aventis S.A. ADR		11,722
778	Schering-Plough Corp.		24,592
591	Shionogi & Co., Ltd. †		9,086
140	Teva Pharmaceutical Industries Ltd. ADR		6,208
147	UCB S.A. †		8,659
146	Vertex Pharmaceuticals, Inc. • ▼		5,589
85	Wyeth		3,787

			242,481

	Professional Services – Computer System Design and Related – 1.4%
170	Eclipsys Corp. •		3,974
66	IMS Health, Inc.		2,025

			5,999

	Scientific Research & Development Services – 9.6%
98	American Oriental Bioengineering, Inc. • ▼		1,096
375	Applera Corp. – Celera Group •		5,277
235	CV Therapeutics, Inc. • ▼		2,107
250	Exelixis, Inc. •		2,642
611	Human Genome Sciences, Inc. • ▼		6,284
276	Incyte Corp. •		1,976
222	Medicines Co. •		3,950
847	Millennium Pharmaceuticals, Inc. •		8,597
134	Regeneron Pharmaceuticals, Inc. • ▼		2,392
725	Vermillion, Inc. •		725
7	WuXi PharmaTech Cayman, Inc. •		200
385	Zymogenetics, Inc. • ▼		5,022

			40,268

	Total common stock (Cost $358,851)		$418,103

SHORT-TERM INVESTMENTS – 12.9%
	Securities Purchased with Proceeds from Security Lending – 12.9%
	Cash Collateral Reinvestment Fund:
$54,431	BNY Institutional Cash Reserve Fund		$54,431

	Total short-term investments (Cost $54,431)		$54,431

	Total investments (Cost $413,282) ▲	112.1%	$472,534
	Other assets and liabilities	(12.1)%	(50,911)

	Total net assets	100.0%	$421,623

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 26.44% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $414,755 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,937
Unrealized Depreciation	(13,158)

Net Unrealized Appreciation	$57,779

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $63,393, which represents 15.04% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Global Technology HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 96.7%
	Activities Related to Credit Banking – 2.6%
200	Western Union Co.	$4,202

	Business Support Services – 1.1%
56	Iron Mountain, Inc. • ▼	1,716

	Communications Equipment – 13.3%
189	Cisco Systems, Inc. •	6,271
228	Nokia Corp.	8,641
152	Qualcomm, Inc.	6,419

		21,331

	Computer and Peripheral – 19.1%
56	Apple, Inc. •	8,598
120	Hewlett-Packard Co.	5,970
886	Hon Hai Precision Industry Co., Ltd. †	6,672
68	International Business Machines Corp.	8,058
44	Network Appliance, Inc. •	1,189

		30,487

	Electrical Equipment Manufacturing – Component Other – 3.4%
221	Corning, Inc. ▼	5,440

	Employment Services – 3.1%
34	Manpower, Inc.	2,169
92	Robert Half International, Inc.	2,747

		4,916

	Industrial Machinery – 3.6%
146	Applied Materials, Inc.	3,030
50	Varian Semiconductor Equipment Associates, Inc. •	2,687

		5,717

	Industrial Machinery and Equipment Rental and Leasing – 0.5%
39	Comverse Technology, Inc. •	770

	Industrial Machinery Manufacturing – 3.7%
111	Lam Research Corp. •	5,885

	Internet Publishing and Broadcasting – 1.1%
20	Equinix, Inc. • ▼	1,765

	Management, Scientific, and Technical Consulting Services – 2.4%
59	Accenture Ltd. Class A	2,363
45	Monster Worldwide, Inc. •	1,539

		3,902

	On Line Information Services – 8.1%
23	Google, Inc. •	12,991

	Professional Services – Accounting, Tax Prep, Payroll – 0.8%
29	Paychex, Inc.	1,189

	Professional Services – Computer System Design and Related – 4.6%
80	Automatic Data Processing, Inc.	3,688
43	DST Systems, Inc. • ▼	3,681

		7,369

	Securities and Commodity Exchanges – 0.5%
22	Mercadolibre, Inc. • ▼	806

	Semiconductor, Electronic Component Manufacturing – 11.4%
16	Applied Micro Circuits Corp. •	52
128	ASML Holding N.V. † •	4,227
31	Austriamicrosystems •	1,611
89	Intel Corp.	2,294
140	JDS Uniphase Corp. • ▼	2,096
131	Maxim Integrated Products, Inc.	3,836
66	S.O.I. Tec S.A. † •	1,238
66	Semtech Corp. • ▼	1,352
94	Trident Microsystems, Inc. • ▼	1,492

		18,198

	Semiconductor, Electronic Components – 5.4%
86	Altera Corp. ▼	2,076
127	Fairchild Semiconductor International, Inc. •	2,374
58	Texas Instruments, Inc.	2,104
81	Xilinx, Inc. ▼	2,104

		8,658

	Software Publishers – 11.3%
90	Activision, Inc. •	1,941
144	Electronic Arts, Inc. •	8,063
148	Microsoft Corp.	4,345
69	Oracle Corp. •	1,496
110	Red Hat, Inc. • ▼	2,182

		18,027

	Wireless Communications Services – 0.7%
189	Sonus Networks, Inc. • ▼	1,150

	Total common stock (Cost $129,894)	$154,519

EXCHANGE TRADED FUNDS – 1.7%
	Other Investment Pools and Funds – 1.7%
46	Ishares Goldman Sachs Tech I Index Fund	$2,756

	Total exchange traded funds (Cost $2,708)	$2,756

	Total long-term investments (Cost $132,602)	$157,275

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 15.7%
	Repurchase Agreements – 0.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $189, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $192)
$189	5.10% dated 09/28/2007	$189
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $269, collateralized by FHLMC 5.00% - 6.50% 2033 – 2037, value of $274)
269	5.10% dated 09/28/2007	269

Hartford Global Technology HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT—TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreements (maturing on 10/01/2007 in the amount of $182, collateralized by FNMA 6.00% 2037, value of $185)
$182	5.10% dated 09/28/2007	$182
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 rounds to $0, collateralized by U.S. Treasury Bond 3.875% 2029, value rounds to $0)
	-5.10% dated 09/28/2007	—
	UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $395, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $402)
394	5.10% dated 09/28/2007	394

		1,034

Shares
	Securities Purchased with Proceeds from Security Lending - 15.1%
	Cash Collateral Reinvestment Fund:
24,082	BNY Institutional Cash Reserve Fund		24,082

	Total short-term investments (Cost $25,116)		$25,116

	Total investments (Cost $157,718) ▲	114.1%	$182,391
	Other assets and liabilities	(14.1)%	(22,497)

	Total net assets	100.0%	$159,894

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.00% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $158,568 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,660
Unrealized Depreciation	(2,837)

Net Unrealized Appreciation	$23,823

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $12,137, which represents 7.59% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.8%
	Basic Materials – 7.7%
142	Agrium, Inc.	$7,734
198	Cameco Corp. ▼	9,133
264	Companhia Vale do Rio Doce ADR	8,969
83	Freeport-McMoRan Copper & Gold, Inc. ▼	8,713
46	Potash Corp. of Saskatchewan	4,820
137	Vedanta Resources plc †	5,657

		45,026

	Capital Goods – 6.8%
373	ABB Ltd. ADR	9,783
133	Boeing Co.	13,993
24	Deere & Co.	3,553
149	Gamesa Corporacion Tecnologica S.A. †	6,068
57	Parker-Hannifin Corp.	6,378

		39,775

	Consumer Cyclical – 6.5%
154	American Eagle Outfitters, Inc.	4,040
97	Coach, Inc. •	4,583
49	Foster Wheeler Ltd. •	6,463
135	Kohl’s Corp. •	7,761
162	NIKE, Inc. Class B	9,497
243	Staples, Inc.	5,220

		37,564

	Consumer Staples – 2.5%
12	Nestle S.A. †	5,514
73	PepsiCo, Inc.	5,340
55	Procter & Gamble Co.	3,836

		14,690

	Energy – 5.1%
103	ConocoPhillips Holding Co.	9,035
19	Diamond Offshore Drilling, Inc.	2,100
96	EOG Resources, Inc.	6,921
103	Transocean, Inc. •	11,654

		29,710

	Finance – 7.2%
84	Banco Itau Holding Financeira S.A. ▼	4,263
2	CME Group, Inc.	1,445
68	Franklin Resources, Inc.	8,681
36	Goldman Sachs Group, Inc.	7,837
291	Invesco plc ADR ▼	7,933
234	MF Global Ltd. • ▼	6,796
220	Western Union Co.	4,606

		41,561

	Health Care – 11.2%
145	Abbott Laboratories	7,792
209	Elan Corp. plc ADR • ▼	4,393
87	Gilead Sciences, Inc. •	3,575
165	Merck & Co., Inc.	8,515
88	Monsanto Co.	7,530
547	Schering-Plough Corp.	17,296
123	St. Jude Medical, Inc. •	5,406
172	Teva Pharmaceutical Industries Ltd. ADR	7,627
77	Vertex Pharmaceuticals, Inc. • ▼	2,956

		65,090

	Services – 12.9%
227	Accenture Ltd. Class A	9,150
146	Apollo Group, Inc. Class A • ▼	8,777
112	Autodesk, Inc. •	5,589
147	Automatic Data Processing, Inc.	6,774
307	Cadence Design Systems, Inc. •	6,806
300	Comcast Corp. Class A •	7,248
115	Equifax, Inc. • ▼	4,384
64	Fluor Corp. ▼	9,197
154	Focus Media Holding Ltd. ADR • ▼	8,963
120	Manpower, Inc.	7,704
11	Waste Management, Inc.	426

		75,018

	Technology – 34.5%
93	Adobe Systems, Inc. •	4,050
347	Altera Corp. ▼	8,364
67	America Movil S.A.B. de C.V. ADR .	4,290
72	Apple, Inc. •	11,013
138	AT&T, Inc.	5,840
680	Cisco Systems, Inc. •	22,527
128	Danaher Corp. ▼	10,548
155	Electronic Arts, Inc. •	8,665
30	Google, Inc. •	16,831
153	Hewlett-Packard Co.	7,636
272	Intel Corp.	7,047
82	International Business Machines Corp. ▼	9,704
203	Linear Technology Corp. ▼	7,087
165	McAfee, Inc. •	5,765
113	Medtronic, Inc.	6,346
109	MetroPCS Communications, Inc. •	2,961
100	Network Appliance, Inc. •	2,702
103	NII Holdings, Inc. Class B •	8,493
130	Nokia Corp.	4,914
962	Oracle Corp. •	20,829
142	Qualcomm, Inc.	5,984
78	Siemens AG ▼	10,726
444	Symantec Corp. •	8,610

		200,932

	Transportation – 2.7%
188	General Dynamics Corp.	15,863

	Utilities – 0.7%
101	Suntech Power Holdings Co., Ltd. ADR •	4,023

	Total common stock (Cost $473,939)	$569,252

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 13.0%
	Repurchase Agreements – 1.2%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,271, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $1,295)
$1,270	5.10% dated 09/28/2007	$1,270
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,813, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $1,849)
1,812	5.10% dated 09/28/2007	1,812

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,223, collateralized by FNMA 6.00% 2037, value of $1,247)
$1,223	5.10% dated 09/28/2007	$1,223
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3, collateralized by U.S. Treasury Bond 3.875% 2029, value of $3)
3	5.10% dated 09/28/2007	3

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,657, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $2,709)

2,656	5.10% dated 09/28/2007	2,656
		6,964

Shares
	Securities Purchased with Proceeds from Security Lending - 11.8%
	Cash Collateral Reinvestment Fund:
68,817	Mellon GSL DBT II Collateral Fund		68,776

	Total short-term investments (Cost $75,740)		$75,740

	Total investments (Cost $549,679) ▲	110.8%	$644,992
	Other assets and liabilities	(10.8)%	(63,101)

	Total net assets	100.0%	$581,891

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.73% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $549,974 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$100,913
Unrealized Depreciation	(5,895)
Net Unrealized Appreciation	$95,018

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $17,239, which represents 2.96% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.6%
	Basic Materials – 12.1%
429	Cameco Corp.	$19,828
668	Companhia Vale do Rio Doce ADR	22,652
160	FMC Corp.	8,310
217	Freeport-McMoRan Copper & Gold, Inc.	22,772
759	Hercules, Inc.	15,954
649	Jarden Corp. ●	20,093
1,361	Kingboard Chemical Holdings Ltd. †	8,659
2,660	Mitsubishi Rayon Co., Ltd. †	18,755
548	Owens-Illinois, Inc. ●	22,706
137	Potash Corp. of Saskatchewan	14,502
77	Rio Tinto plc ADR ▼	26,373

		200,604

	Capital Goods – 2.1%
237	Flowserve Corp.	18,043
194	Kennametal, Inc.	16,292

		34,335

	Consumer Cyclical – 11.1%
242	Abercrombie & Fitch Co. Class A	19,529
311	American Eagle Outfitters, Inc.	8,182
335	Coach, Inc. ●	15,817
216	Crocs, Inc. ● ▼	14,533
340	Dick’s Sporting Goods, Inc. ● ▼	22,844
396	Dollar Tree Stores, Inc. ●	16,066
105	Foster Wheeler Ltd. ●	13,771
216	GameStop Corp. Class A ●	12,143
372	Kohl’s Corp. ●	21,338
146	Liz Claiborne, Inc.	5,016
379	Mosaic Co. ●	20,263
282	Tiffany & Co.	14,758

		184,260

	Consumer Staples – 1.0%
19	Bunge Ltd. Finance Corp.	2,020
481	Unilever N.V. NY Shares	14,839

		16,859

	Energy – 5.6%
715	Chesapeake Energy Corp. ▼	25,211
197	ConocoPhillips Holding Co.	17,256
224	EOG Resources, Inc.	16,202
148	Transocean, Inc. ●	16,765
283	Ultra Petroleum Corp. ●	17,557

		92,991

	Finance – 4.6%
90	Blackrock, Inc.	15,659
685	Covanta Holding Corp. ●	16,799
851	Cyrela Brazil Realty S.A.	11,403
587	Invesco plc ADR	16,033
762	Western Union Co.	15,986

		75,880

	Health Care – 13.4%
484	Alkermes, Inc. ● ▼	8,900
288	Amylin Pharmaceuticals, Inc. ● ▼	14,390
408	Auxilium Pharmaceuticals, Inc. ● ▼	8,609
222	Cephalon, Inc. ● ▼	16,190
348	Charles River Laboratories International, Inc. ●	19,523
546	Daiichi Sankyo Co., Ltd. †	16,372
208	Eisai Co., Ltd. † ▼	9,833
646	Elan Corp. plc ADR ●	13,596
217	Eli Lilly & Co.	12,331
166	Luxottica Group S.p.A. † ▼	5,620
303	Merck & Co., Inc.	15,636
222	Monsanto Co.	19,000
1,083	Schering-Plough Corp.	34,246
707	Shionogi & Co., Ltd. †	10,868
373	St. Jude Medical, Inc. ●	16,438

		221,552

	Services – 10.8%
1,215	Allied Waste Industries, Inc. ● ▼	15,488
1,043	Cadence Design Systems, Inc. ●	23,135
498	DreamWorks Animation SKG, Inc. ●	16,643
272	Equifax, Inc. ●	10,364
568	Focus Media Holding Ltd. ADR ● ▼	32,932
205	Manpower, Inc.	13,179
898	Net Servicos de Comunicacao S.A. ▼	14,896
816	Tetra Technologies, Inc. ●	17,232
484	Viacom, Inc. Class B ●	18,869
423	Waste Management, Inc.	15,960

		178,698

	Technology – 34.4%
1,138	Activision, Inc. ●	24,569
297	Acuity Brands, Inc.	14,998
624	Adobe Systems, Inc. ●	27,231
168	Apple, Inc. ●	25,841
543	Broadcom Corp. Class A ●	19,772
643	Cisco Systems, Inc. ●	21,303
401	Citrix Systems, Inc. ●	16,164
669	Corning, Inc.	16,498
97	Ctrip.com International Ltd.	5,014
471	Electronic Arts, Inc. ●	26,343
170	Equinix, Inc. ● ▼	15,051
239	FLIR Systems, Inc. ●	13,222
146	Garmin Ltd.	17,444
72	Google, Inc. ●	40,957
343	Hewlett-Packard Co.	17,058
398	Hologic, Inc. ● ▼	24,248
301	LDK Solar Co. Ltd ● ▼	20,763
511	McAfee, Inc. ●	17,833
279	Medtronic, Inc.	15,750
258	NAVTEQ Corp. ●	20,116
492	Nokia Corp.	18,673
281	Nuance Communications, Inc. ● ▼	5,434
507	NVIDIA Corp. ●	18,390
1,339	O2Micro International Ltd. ADR ●	20,708
1,307	Oracle Corp. ●	28,301
496	Qualcomm, Inc.	20,957
59	Red Hat, Inc. ● ▼	1,164
220	Research In Motion Ltd. ●	21,651
625	VeriFone Holdings, Inc. ● ▼	27,696
250	Verint Systems, Inc. ●	6,503

		569,652

	Utilities – 2.5%
290	Sunpower Corp. ● ▼	23,985
428	Suntech Power Holdings Co., Ltd. ADR ● ▼	17,081

		41,066

	Total common stock (Cost $1,263,392)	$1,615,897

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 15.7%
	Repurchase Agreements – 0.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,597, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $2,648)
$2,596	5.10% dated 09/28/2007	$2,596
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,707, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $3,779)
3,705	5.10% dated 09/28/2007	3,705
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,501, collateralized by FNMA 6.00% 2037, value of $2,550)
2,500	5.10% dated 09/28/2007	2,500
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $5, collateralized by U.S. Treasury Bond 3.875% 2029, value of $5)
5	5.10% dated 09/28/2007	5

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $5,432, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $5,538)

5,430	5.10% dated 09/28/2007	5,430

		14,236

Shares
	Securities Purchased with Proceeds from Security Lending – 14.8%
	Cash Collateral Reinvestment Fund:
245,860	BNY Institutional Cash Reserve Fund		245,860

	Total short-term investments (Cost $260,096)		$260,096

	Total investments (Cost $1,523,488)▲	113.3%	$1,875,993
	Other assets and liabilities	(13.3)%	(219,961)

	Total net assets	100.0%	$1,656,032

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.61% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,527,210 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$355,086
Unrealized Depreciation	(6,303)

Net Unrealized Appreciation	$348,783

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $70,107, which represents 4.23% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 1.5%
	Finance – 0.6%
	CBA Commercial Small Balance
	Commercial Mortgage
$23,191	9.75%, 01/25/2039 ⌂ Ø	$2,319
	Soundview NIM Trust
2,490	8.25%, 12/25/2036 ⌂	2,295

		4,614

	Transportation – 0.9%
	Continental Airlines, Inc.
1,295	6.80%, 08/02/2018	1,207
2,886	7.37%, 12/15/2015	2,792
2,198	8.39%, 11/01/2020	2,193

		6,192

	Total asset & commercial mortgage backed securities (Cost $10,690)	$10,806

CORPORATE BONDS: INVESTMENT GRADE – 1.0%
	Finance – 1.0%
	Residential Capital Corp.
$8,500	7.38%, 06/30/2010	$7,055

	Total corporate bonds: investment grade (Cost $6,858)	$7,055

CORPORATE BONDS: NON-INVESTMENT GRADE – 80.8%
	Basic Materials – 9.9%
	Abitibi-Consolidated, Inc.
$3,875	9.19%, 06/15/2011 ▼	$3,023
	AK Steel Corp.
3,725	7.75%, 06/15/2012 ▼	3,772
	Aleris International, Inc.
3,650	9.00%, 12/15/2014	3,376
	Berry Plastics Holding Co.
2,000	9.57%, 09/15/2014 ▼ Δ	2,020
	Bowater, Inc.
3,205	8.69%, 03/15/2010 Δ	2,708
1,875	9.50%, 10/15/2012	1,561
	Cooper Standard Automotive
3,230	7.00%, 12/15/2012 ▼	2,956
	Crown Americas, Inc.
3,165	7.75%, 11/15/2015 ▼	3,268
	Crown Cork & Seal Co., Inc.
1,650	8.00%, 04/15/2023	1,617
	Domtar, Inc.
3,000	5.38%, 12/01/2013 ▼	2,745
	Freeport-McMoRan Copper & Gold, Inc.
5,015	8.25%, 04/01/2015	5,416
	Georgia Gulf Corp.
2,225	9.50%, 10/15/2014 ▼	2,036
	Georgia-Pacific Corp.
3,875	7.00%, 01/15/2015 ■	3,778
	Graham Packaging Co., Inc.
3,060	9.88%, 10/15/2014 ▼	3,029
	Hexion Specialty Chemicals
3,900	9.86%, 11/15/2014 Δ	4,017
	Huntsman International LLC
2,800	7.88%, 11/15/2014	2,982
	Jefferson Smurfit Corp.
2,180	7.50%, 06/01/2013 ▼	2,109
	Lyondell Chemical Co.
5,465	8.25%, 09/15/2016 ▼	6,162
3,635	9.50%, 04/15/2017 ■	3,508
	Nova Chemicals Corp.
2,650	8.48%, 11/15/2013 Δ	2,597
	Potlatch Corp.
1,350	13.00%, 12/01/2009 ⌂ Δ	1,522
	RBS Global & Rexnord Corp.
3,035	11.75%, 08/01/2016 ▼	3,232
	Smurfit-Stone Container Enterprises, Inc.
1,700	8.38%, 07/01/2012	1,700
	Verso Paper Holdings LLC
2,940	11.38%, 08/01/2016 ▼	3,094

		72,228

	Capital Goods – 0.9%
	Bombardier, Inc.
2,845	6.30%, 05/01/2014 ■ ‡	2,788
	L-3 Communications Corp.
412	3.00%, 08/01/2035 ۞	477
	Transdigm, Inc.
3,700	7.75%, 07/15/2014	3,737

		7,002

	Consumer Cyclical – 7.6%
	Alliance One International, Inc.
2,310	8.50%, 05/15/2012 ⌂	2,264
	Amerigas Partners L.P.
2,155	7.25%, 05/20/2015 ‡	2,123
	Aramark Corp.
3,855	8.86%, 02/01/2015 Δ	3,894
	Buffalo Thunder
3,825	9.38%, 12/15/2014 ■	3,595
	Builders FirstSource, Inc.
2,100	9.81%, 02/15/2012 ▼ Δ	2,021
	Ford Capital B.V.
3,000	9.50%, 06/01/2010	2,985
	General Motors Corp.
4,875	7.13%, 07/15/2013 ▼	4,473
	K. Hovnanian Enterprises, Inc.
1,360	6.00%, 01/15/2010 ▼	1,061
2,855	8.88%, 04/01/2012 ▼	2,141
	KB Home & Broad Home Corp.
2,900	6.38%, 08/15/2011 ▼	2,668
	Levi Strauss & Co.
1,585	9.75%, 01/15/2015	1,664
	Michaels Stores, Inc.▼
2,985	11.38%, 11/01/2016	3,052
	Neiman Marcus Group, Inc.
4,000	10.38%, 10/15/2015 ▼	4,360
	Phillips Van-Heusen Corp.
2,895	7.75%, 11/15/2023	2,937
	SGS International, Inc.
3,240	12.00%, 12/15/2013 ⌂	3,337
	Stater Brothers Holdings, Inc.
2,435	8.13%, 06/15/2012 ▼	2,481
	Tenneco, Inc.
5,390	8.63%, 11/15/2014 ▼	5,430
	TRW Automotive, Inc.
1,375	7.00%, 03/15/2014 ■	1,334
3,735	7.25%, 03/15/2017 ■	3,642

		55,462

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount +			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Consumer Staples – 0.8%
		Appleton Papers, Inc.
	$2,545	9.75%, 06/15/2014 ▼	$2,539
		Constellation Brands, Inc.
	1,755	7.25%, 09/01/2016 ▼	1,755
	1,810	7.25%, 05/15/2017 ■	1,810

			6,104

		Energy – 4.0%
		Amerigas Partners L.P.
	1,440	7.13%, 05/20/2016	1,400
		Chesapeake Energy Corp.
	1,339	2.75%, 11/15/2035 ۞	1,470
	1,520	6.63%, 01/15/2016	1,512
	3,685	7.63%, 07/15/2013	3,851
		Cie Gen Geophysique
	3,855	7.75%, 05/15/2017 ▼	3,971
		Cimarex Energy Co.
	2,310	7.13%, 05/01/2017 ▼	2,293
		Encore Acquisition Co.
	2,295	7.25%, 12/01/2017 ▼	2,175
		Ferrell Gas Partners L.P.
	2,997	8.75%, 06/15/2012	3,072
		Inergy L.P.
	2,600	8.25%, 03/01/2016	2,684
		Petrohawk Energy Corp.
	2,825	9.13%, 07/15/2013	2,980
		Pogo Producing Co.
	3,500	7.88%, 05/01/2013	3,622

			29,030

		Finance – 15.7%
		American Real Estate Partners L.P.
	3,250	7.13%, 02/15/2013 ▼	3,096
		Atlantic Broadband Finance LLC
	3,780	9.38%, 01/15/2014 ⌂	3,667
		Dow Jones CDX HY
	5,000	7.50%, 06/29/2012 ■	4,856
	23,285	8.38%, 12/29/2011 ▼ ■	23,547
		El Paso Performance-Linked Trust
	3,440	7.75%, 07/15/2011 ■	3,534
		Ford Motor Credit Co.
	1,470	7.38%, 02/01/2011	1,409
	5,310	8.11%, 01/13/2012 Δ	5,017
		General Motors Acceptance Corp.
	19,575	6.88%, 09/15/2011 – 08/28/2012	18,515
		Hertz Corp.
	5,990	10.50%, 01/01/2016 ▼	6,469
		Host Marriott L.P.
	2,800	6.75%, 06/01/2016	2,772
		Hub International Holdings, Inc.
	2,980	10.25%, 06/15/2015 ■	2,771
		LPL Holdings, Inc.
	5,320	10.75%, 12/15/2015 ⌂	5,320
		LVB Acquisition Merger Sub, Inc.
	3,400	10.37%, 10/15/2017 ■ Δ	3,294
		Multiplan Corp.
	3,950	10.38%, 04/15/2016 ■	3,950
		Nell Af Sarl
	2,125	8.38%, 08/15/2015 ▼ ■	1,939
EUR	1,500	8.38%, 08/15/2015 ■	1,989
		Northern Rock plc
	2,250	5.60%, 04/30/2049 ■	1,575
		Pinnacle Foods Finance LLC
	4,625	10.63%, 04/01/2017 ▼ ■	4,336
		Rainbow National Services LLC
	2,269	10.38%, 09/01/2014 ■	2,490
		Realogy Corp.
	2,655	10.50%, 04/15/2014 ▼ ■	2,263
	1,300	12.38%, 04/15/2015 ▼ ■	982
		Rental Service Corp.
	2,150	9.50%, 12/01/2014 ▼	2,053
		United Rentals North America, Inc.
	2,400	7.00%, 02/15/2014	2,448
		Universal City Florida
	3,290	10.11%, 05/01/2010 Δ	3,323
		Yankee Acquisition Corp
	3,050	9.75%, 02/15/2017 ▼	2,882

			114,497

		Health Care – 4.2%
		Community Health Systems, Inc.
	3,935	8.88%, 07/15/2015 ■	4,043
		HCA, Inc.
	6,245	9.25%, 11/15/2016 ■ ‡	6,635
		HMH Holdings, Inc.
	1,990	11.97%, 06/15/2014 Δ	1,940
		IASIS Healthcare Capital Corp.
	4,400	8.75%, 06/15/2014	4,455
		Invacare Corp.
	3,725	9.75%, 02/15/2015 ▼	3,725
		National Mentor Holdings, Inc.
	1,785	11.25%, 07/01/2014	1,883
		Rite Aid Corp.
	2,000	7.50%, 03/01/2017	1,883
	4,375	9.50%, 06/15/2017 ▼ ■	4,091
		Skilled Healthcare Group, Inc.
	1,762	11.00%, 01/15/2014	1,925

			30,580

		Services – 15.5%
		Affinion Group, Inc.
	3,855	11.50%, 10/15/2015	4,048
		Allied Waste North America, Inc.
	5,390	6.88%, 06/01/2017 ▼	5,417
		AMC Entertainment, Inc.
	2,420	11.00%, 02/01/2016 ▼	2,577
		Cablevision Systems Corp.
	2,300	8.00%, 04/15/2012	2,231
		Compucom Systems, Inc.
	3,055	12.00%, 11/01/2014 ▼ ■	3,849
		CSC Holdings, Inc.
	5,420	7.63%, 04/01/2011 ▼	5,434
		Dex Media West LLC, Inc.
	5,280	8.00%, 11/15/2013 ‡	5,320
	5,277	9.88%, 08/15/2013 ‡	5,613
		DirecTV Holdings LLC
	3,650	6.38%, 06/15/2015	3,463
		Education Management LLC
	3,000	10.25%, 06/01/2016 ▼	3,105
		Harland Clarke Holdings
	3,745	9.50%, 05/15/2015 ▼	3,342

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Services (continued)
		Harrah’s Operating Co., Inc.
	$3,715	5.63%, 06/01/2015	$2,953
		Idearc, Inc.
	3,530	8.00%, 11/15/2016	3,521
		Knowledge Learning Center, Inc.
	3,075	7.75%, 02/01/2015	2,983
		Liberty Media Corp.
	2,900	8.25%, 02/01/2030 ▼	2,842
		MGM Mirage, Inc.
	2,655	6.75%, 09/01/2012	2,612
	5,810	7.50%, 06/01/2016	5,774
		MTR Gaming Group, Inc.
	1,860	9.00%, 06/01/2012	1,841
		NCO Group, Inc.
	2,310	10.43%, 11/15/2013 Δ	2,223
		Pinnacle Entertainment, Inc.
	2,980	7.50%, 06/15/2015 ■	2,820
		Pokagon Gaming Authority
	2,780	10.38%, 06/15/2014 ■	3,051
		Quebecor Media
	1,580	7.75%, 03/15/2016 ■ *	1,507
		Quebecor World Capital Corp.
	3,000	6.13%, 11/15/2013	2,580
	2,570	8.75%, 03/15/2016 ■	2,332
		Quebecor World, Inc.
	2,330	9.75%, 01/15/2015 ■	2,231
		Reader’s Digest Association, Inc.
	3,065	9.00%, 02/15/2017 ■	2,758
		Sheridan Group, Inc.
	3,600	10.25%, 08/15/2011	3,632
		Sirius Satellite Radio, Inc.
	3,500	9.63%, 08/01/2013 ▼	3,474
		Station Casinos, Inc.
	3,415	7.75%, 08/15/2016	3,381
		SunGard Data Systems, Inc.
	6,550	10.25%, 08/15/2015 ▼	6,845
		TL Acquisitions, Inc.
	3,240	10.50%, 01/15/2015 ■	3,200
		Unisys Corp.
	3,500	7.88%, 04/01/2008 ▼	3,491
		West Corp.
	3,050	9.50%, 10/15/2014	3,149

			113,599

		Technology – 15.1%
		Advanced Micro Devices, Inc.
	3,825	7.75%, 11/01/2012 ▼	3,519
		Broadview Networks Holdings, Inc.
	2,720	11.38%, 09/01/2012 ■	2,822
		Canwest Mediaworks L.P.
	4,560	9.25%, 08/01/2015 ▼ ■	4,606
		CCH I Holdings LLC
	3,750	10.00%, 05/15/2014 ▼	3,244
		Charter Communications Operating LLC
	1,810	8.00%, 04/30/2012 ■	1,801
		Citizens Communications Co.
	3,650	7.88%, 01/15/2027	3,559
		CSC Holdings, Inc.
	2,000	8.13%, 08/15/2009	2,035
		Dobson Cellular Systems
	3,500	8.38%, 11/01/2011	3,714
		Freescale Semiconductor, Inc.
	2,100	9.13%, 12/15/2014	1,942
	3,790	10.13%, 12/15/2016 ▼	3,525
		General Cable Corp.
	2,725	7.73%, 04/01/2015 Δ	2,643
		Intelsat Bermuda Ltd.
	1,500	8.89%, 01/15/2015 Δ	1,515
	6,605	11.25%, 06/15/2016	7,076
		IPCS, Inc.
	2,300	7.48%, 05/01/2013 ■ Δ	2,231
		Jarden Corp.
	3,845	7.50%, 05/01/2017	3,720
		Leap Wireless International, Inc.
	4,250	9.38%, 11/01/2014	4,314
		Level 3 Financing, Inc.
	1,850	9.25%, 11/01/2014	1,822
	2,205	12.25%, 03/15/2013	2,431
		MagnaChip Semiconductor
	3,150	6.88%, 12/15/2011 ▼	2,567
		Mediacom LLC
	3,600	9.50%, 01/15/2013	3,645
		MetroPCS Wireless, Inc.
	4,185	9.25%, 11/01/2014 ■	4,269
		Momentive Performance
	4,560	9.75%, 12/01/2014 ■	4,514
		Nortel Networks Ltd.
	6,500	10.75%, 07/15/2016 ■	6,792
		NXP B.V./NXP Funding LLC
	2,175	8.11%, 10/15/2013 ▼ Δ	2,020
		Qwest Communications International, Inc.
	6,930	7.50%, 02/15/2014 ▼	7,017
		Rural Cellular Corp.
	3,835	8.62%, 06/01/2013 ■ Δ	3,931
		Sanmina-Sci Corp.
	3,600	8.44%, 06/15/2014 ▼ ■ Δ	3,438
		Spansion LLC
	3,600	8.75%, 06/01/2013 ■ Δ	3,429
		STATS ChipPAC Ltd.
	3,425	7.50%, 07/19/2010 ▼	3,451
		Wind Acquisition
EUR	1,600	9.75%, 12/01/2015 ■	2,498
		Windstream Corp.
	5,600	8.63%, 08/01/2016	5,971

			110,061

		Transportation – 0.6%
		Bristow Group, Inc.
	2,215	7.50%, 09/15/2017 ■	2,259
		PHI, Inc.
	2,315	7.13%, 04/15/2013 ▼	2,223

			4,482

		Utilities – 6.5%
		AES Corp.
	3,600	9.50%, 06/01/2009	3,744
		Copano Energy LLC
	2,215	8.13%, 03/01/2016	2,254
		Dynegy Holdings, Inc.
	3,870	7.75%, 06/01/2019 ■	3,701

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities (continued)
	Dynegy Holdings, Inc. (continued)
$3,500	8.75%, 02/15/2012	$3,614
	Edison Mission Energy
3,780	7.20%, 05/15/2019 ■	3,723
3,400	7.50%, 06/15/2013	3,485
	Markwest Energy Partners L.P.
2,690	8.50%, 07/15/2016	2,650
	Mirant North America LLC
3,600	7.38%, 12/31/2013	3,654
	NRG Energy, Inc.
2,075	7.25%, 02/01/2014	2,080
8,620	7.38%, 02/01/2016	8,641
	Reliant Energy, Inc.
2,900	6.75%, 12/15/2014	2,929
3,600	7.63%, 06/15/2014	3,627
	Williams Partners L.P.
3,015	7.25%, 02/01/2017	3,075

		47,177

	Total corporate bonds: non-investment grade (Cost $597,399)	$590,222

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ – 11.2%
	Capital Goods – 0.8%
	Lincoln Industries Corp.
$2,400	11.49%, 01/10/2015 ±	$2,364
	Rexnord Holdings, Inc.
2,475	13.33%, 03/01/2013 ±	2,314
	Targus Group International
1,456	8.87%, 11/22/2012 ±	1,321

		5,999

	Consumer Cyclical – 3.8%
	American Axle & Manufacturing Holdings, Inc.
2,695	7.70%, 06/14/2012 ±	2,599
	Appleseed’s Brands
3,400	9.23%, 06/25/2013 ⌂ ◊ *	3,213
	Dollar General Corp.
3,350	8.11%, 07/03/2014 ±	3,174
	Ford Motor Co.
14,568	8.70%, 12/15/2013 ±	14,115
	Lear Corp.
3,600	7.79%, 04/25/2012 ±	3,524
	Levi Strauss & Co.
1,350	7.57%, 03/09/2014 ±	1,269

		27,894

	Finance – 1.2%
	Chrysler Financial Services NA
2,270	9.36%, 08/01/2012 ±	2,261
2,700	11.86%, 08/01/2013 ±	2,656
	Neff, Corp.
3,960	8.90%, 11/22/2014 ±	3,527

		8,444

	Health Care – 0.6%
	IASIS Healthcare Capital Corp.
3,825	10.61%, 06/15/2014 ±	3,596
	Inverness Medical Innovation, Inc.
550	9.45%, 06/26/2015 ±	547

		4,143

	Services – 2.3%
	Harrah’s Entertainment, Inc.
4,000	6.73%, 03/05/2008 ◊ *	3,990
	Marquee Holdings, Inc.
1,331	10.60%, 06/13/2012 ⌂ ±	1,294
	New World Gaming Partners Ltd.
1,500	10.73%, 01/16/2015 ⌂ *	1,387
	RHI Entertainment LLC
2,500	9.36%, 03/31/2014 ⌂ ±	2,444
	Tribune Co.
4,100	9.23%, 05/23/2015 ◊ *	4,100
	WideOpenWest Finance LLC
4,000	11.45%, 07/01/2015 ±	3,760

		16,975

	Technology – 2.4%
	Charter Communications Operating LLC
3,000	7.36%, 04/28/2013 ±	2,898
	Infor Lux Bond Co.
1,373	13.35%, 07/28/2014 ⌂ ±	1,331
	Integra Telecom Holdings, Inc.
2,050	12.13%, 04/08/2014 ±	2,050
	Kronos, Inc.
3,375	10.95%, 06/12/2015 ±	3,038
	Mediacom Broadband
1,348	6.73%, 03/31/2010 ◊ *	1,287
	Virgin Mobile
2,586	10.15%, 12/01/2010 ±	2,508
	Wind Acquisitions Holdings Finance S.A.
3,904	12.61%, 12/12/2011 ±	3,943

		17,055

	Utilities – 0.1%
	Astoria Generating Co. Acquisitions LLC
1,000	8.96%, 08/23/2013 ±	984

	Total senior floating rate interests:
	non-investment grade (Cost $83,712)	$81,494

Shares
COMMON STOCK – 0.0%
Consumer Cyclical – 0.0%
–	Hosiery Corp. of America, Inc. Class A † ● ⌂	—

Technology – 0.0%
–	XO Holdings, Inc. ● ▼ ⌂	—

	Total common stock (Cost $4)	$—

WARRANTS – 0.0%
Technology – 0.0%
–	XO Holdings, Inc. Warrants ● ⌂	$—

	Total warrants (Cost $0)	$—

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
PREFERRED STOCK – 0.3%
	Finance – 0.3%
50	United Rentals Trust I ۞	$2,402

	Total preferred stock (Cost $2,446)	$2,402

	Total long-term investments (Cost $701,109)	$691,979

Principal
Amount
SHORT-TERM INVESTMENTS – 26.4%
	Finance – 0.0%
$—	State Street Bank Money Market Fund	$—

	Repurchase Agreements – 6.6%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $15,718, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $16,072)
15,712	3.95% dated 09/28/2007	15,712
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $17,018, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $17,361)
17,012	3.90% dated 09/28/2007	17,012
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $15,718, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $15,998)
15,712	3.90% dated 09/28/2007	15,713

		48,437

Shares
Securities Purchased with Proceeds from Security Lending – 19.7%
Cash Collateral Reinvestment Fund:
143,614	Navigator Prime Portfolio	143,614

Principal
Amount
	U.S. Treasury Bills – 0.1%
400	3.88%, 12/13/2007 ○ □		397

	Total short-term investments (Cost $192,448)		$192,448

	Total investments (Cost $893,557) ▲	121.2%	$884,427
	Other assets and liabilities	(21.2)%	(154,505)

	Total net assets	100.0%	$729,922

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.23% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $894,140 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,534
Unrealized Depreciation	(16,247)

Net Unrealized (Depreciation)	$(9,713)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007 rounds to zero.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2007.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $164,512, which represents 22.54% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2007.

Ø	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2007.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $15,749.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2007.

۞	Convertible debt security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR-EURO

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2007	2,310	Alliance One International, Inc., 8.50%, 05/15/2012 - 144A	$2,313
07/2007	3,400	Appleseed’s Brands, 9.23%, 06/25/2013	3,375
10/2005 -	3,780	Atlantic Broadband Finance LLC,
04/2007		9.38%, 01/15/2014	3,607
11/2006 -	23,191	CBA Commercial Small Balance
08/2007		Commercial Mortgage, 9.75%, 01/25/2039 - 144A	2,239
10/1994	–	Hosiery Corp. of America, Inc. Class A - 144A	4
03/2007 -	1,373	Infor Lux Bond Co., 13.35%,
07/2007		07/28/2014	1,373
08/2006 -	5,320	LPL Holdings, Inc., 10.75%,
09/2007		12/15/2015 - 144A	5,575
06/2007	1,331	Marquee Holdings, Inc., 10.60%, 06/13/2012	1,300
05/2001 -	1,350	Potlatch Corp., 13.00%, 12/01/2009	1,348
11/2001
04/2007	2,500	RHI Entertainment LLC, 9.36%, 03/31/2014	2,453
12/2005	3,240	SGS International, Inc., 12.00%, 12/15/2013	3,240
02/2007	2,490	Soundview NIM Trust, 8.25%, 12/25/2036 - 144A	2,296
05/2006	–	XO Holdings, Inc. Warrants	–
05/2006	–	XO Holdings, Inc.	–

The aggregate value of these securities at September 30, 2007 was $29,006 which represents 3.97% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury
Note	511	Long	Dec, 2007	$90

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Euro (Buy)	$4,826	$4,569	10/30/07	$257
Euro (Sell)	9,652	9,267	10/30/07	(385)

				$(128)

Credit Default Swap Agreements Outstanding at September 30, 2007

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	General	Sell	6.65%	09/20/08	$1,875	$(60)

Motors Corp.

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.1%
	Basic Materials – 3.4%
28	Air Products and Chemicals, Inc.	$2,784
117	Alcoa, Inc.	4,566
13	Allegheny Technologies, Inc.	1,479
7	Ashland, Inc.	445
14	Ball Corp.	728
14	Bemis Co., Inc.	405
24	Consol Energy, Inc.	1,120
125	Dow Chemical Co.	5,403
122	E.I. DuPont de Nemours & Co.	6,026
11	Eastman Chemical Co.	741
38	Eastman Kodak Co. ▼	1,013
20	Fortune Brands, Inc. ▼	1,646
50	Freeport-McMoRan Copper & Gold, Inc.	5,284
28	Goodyear Tire & Rubber Co. ● ▼	846
15	Hercules, Inc.	321
12	International Flavors & Fragrances, Inc. ▼	624
57	International Paper Co.	2,034
56	Kimberly-Clark Corp.	3,946
24	MeadWestvaco Corp.	716
60	Newmont Mining Corp.	2,667
38	Nucor Corp.	2,263
10	OfficeMax, Inc.	342
17	Pactiv Corp. ●	493
35	Peabody Energy Corp.	1,677
22	PPG Industries, Inc.	1,639
42	Praxair, Inc.	3,534
18	Precision Castparts Corp.	2,693
18	Rohm & Haas Co. ▼	1,011
21	Sealed Air Corp.	545
8	Snap-On, Inc.	376
11	Stanley Works	607
14	Temple-Inland, Inc.	739
16	United States Steel Corp.	1,649
13	Vulcan Materials Co. ▼	1,127

		61,489

	Capital Goods – 5.1%
95	3M Co.	8,844
24	American Standard Cos., Inc.	853
182	Applied Materials, Inc.	3,767
42	Baker Hughes, Inc.	3,813
9	Black & Decker Corp. ▼	721
104	Boeing Co.	10,867
84	Caterpillar, Inc. ▼	6,617
14	Cummins, Inc.	1,752
29	Deere & Co.	4,351
19	Eaton Corp.	1,908
17	Goodrich Corp.	1,130
21	Hasbro, Inc. ▼	588
99	Honeywell International, Inc.	5,879
55	Illinois Tool Works, Inc.	3,302
38	Ingersoll-Rand Co. Class A	2,064
44	International Game Technology	1,911
24	ITT Corp.	1,626
25	KLA-Tencor Corp. ▼	1,421
24	National Oilwell Varco, Inc. ● ▼	3,401
45	Northrop Grumman Corp.	3,540
16	Novellus Systems, Inc. ●	446
16	Pall Corp.	629
15	Parker-Hannifin Corp.	1,710
29	Pitney Bowes, Inc.	1,317
20	Rockwell Automation, Inc.	1,403
27	Smith International, Inc. ▼	1,893
25	Teradyne, Inc. ●	346
13	Terex Corp. ●	1,200
33	Textron, Inc.	2,053
131	United Technologies Corp.	10,539
124	Xerox Corp. ●	2,144

		92,035

	Consumer Cyclical – 8.0%
11	Abercrombie & Fitch Co. Class A	920
278	Altria Group, Inc.	19,324
40	Amazon.com, Inc. ●	3,756
20	AutoNation, Inc.● ▼	354
6	AutoZone, Inc.● ▼	704
14	Avery Dennison Corp.	801
36	Bed Bath & Beyond, Inc.● ▼	1,222
53	Best Buy Co., Inc. ▼	2,420
13	Big Lots, Inc.● ▼	400
11	Brown-Forman Corp.	854
12	Brunswick Corp.	269
16	Centex Corp.	420
22	Circuit City Stores, Inc. ▼	176
49	Coach, Inc. ●	2,331
58	Costco Wholesale Corp. ▼	3,550
36	D.R. Horton, Inc.	463
19	Darden Restaurants, Inc.	785
8	Dillard’s, Inc. ▼	175
151	eBay, Inc. ●	5,879
19	Family Dollar Stores, Inc. ▼	511
277	Ford Motor Co.● ▼	2,354
65	Gap, Inc.	1,205
75	General Motors Corp.	2,743
22	Genuine Parts Co.	1,121
223	Home Depot, Inc. ▼	7,232
29	J. C. Penney Co., Inc.	1,853
26	Johnson Controls, Inc. ▼	3,084
12	Jones Apparel Group, Inc. ▼	260
10	KB Home	255
42	Kohl’s Corp. ●	2,407
94	Kroger Co.	2,667
23	Leggett & Platt, Inc.	441
18	Lennar Corp.	416
42	Limited Brands, Inc. ▼	964
13	Liz Claiborne, Inc.	463
195	Lowe’s Cos., Inc.	5,470
57	Macy’s, Inc.	1,850
48	Masco Corp. ▼	1,124
52	Mattel, Inc.	1,219
157	McDonald’s Corp.	8,570
37	Newell Rubbermaid, Inc.	1,053
51	NIKE, Inc. Class B	2,993
26	Nordstrom, Inc.	1,223
36	Office Depot, Inc. ●	742
33	PACCAR, Inc.	2,800
19	Patterson Cos., Inc.● ▼	715
8	Polo Ralph Lauren Corp.	614

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
28	Pulte Homes, Inc. ▼	$381
18	RadioShack Corp. ▼	374
58	Safeway, Inc.	1,918
10	Sears Holdings Corp.● ▼	1,274
14	Sherwin-Williams Co.	942
94	Staples, Inc.	2,026
98	Starbucks Corp. ●	2,578
28	Supervalu, Inc.	1,082
81	Sysco Corp. ▼	2,868
112	Target Corp.	7,104
18	Tiffany & Co.	943
59	TJX Cos., Inc.	1,707
12	V.F. Corp.	947
9	W.W. Grainger, Inc.	865
317	Wal-Mart Stores, Inc.	13,834
12	Wendy’s International, Inc.	402
18	Whole Foods Market, Inc. ▼	901
69	Yum! Brands, Inc.	2,322

		143,620

	Consumer Staples – 5.9%
99	Anheuser-Busch Cos., Inc.	4,949
85	Archer Daniels Midland Co.	2,812
57	Avon Products, Inc.	2,143
30	Campbell Soup Co.	1,100
18	Clorox Co.	1,114
263	Coca-Cola Co.	15,097
38	Coca-Cola Enterprises, Inc.	911
67	Colgate-Palmolive Co. ▼	4,799
65	ConAgra Foods, Inc.	1,691
26	Constellation Brands, Inc. Class A ●	621
17	Dean Foods Co.	437
15	Estee Lauder Cos., Inc.	641
44	General Mills, Inc.	2,527
42	H.J. Heinz Co.	1,946
22	Hershey Co. ▼	1,036
35	Kellogg Co.	1,961
208	Kraft Foods, Inc.	7,185
17	McCormick & Co., Inc.	615
9	Molson Coors Brewing Co. ▼	893
18	Pepsi Bottling Group, Inc.	687
213	PepsiCo, Inc.	15,626
412	Procter & Gamble Co.	28,984
23	Reynolds American, Inc. ▼	1,435
96	Sara Lee Corp.	1,597
36	Tyson Foods, Inc. Class A	649
21	UST, Inc. ▼	1,045
29	Weyerhaeuser Co.	2,062
29	William Wrigley, Jr. Co.	1,841

		106,404

	Energy – 10.9%
61	Anadarko Petroleum Corp.	3,293
44	Apache Corp.	3,946
38	BJ Services Co.	1,022
54	Chesapeake Energy Corp. ▼	1,906
281	Chevron Corp.	26,336
215	ConocoPhillips Holding Co.	18,855
59	Devon Energy Corp.	4,896
20	ENSCO International, Inc.	1,098
32	EOG Resources, Inc.	2,341
732	Exxon Mobil Corp.	67,786
118	Halliburton Co.	4,512
37	Hess Corp.	2,429
90	Marathon Oil Corp.	5,126
25	Murphy Oil Corp.	1,739
37	Nabors Industries Ltd.● ▼	1,144
6	Nicor, Inc. ▼	254
35	Noble Corp.	1,735
110	Occidental Petroleum Corp.	7,031
15	Rowan Companies, Inc. ▼	535
157	Schlumberger Ltd.	16,522
35	Sempra Energy	2,029
16	Sunoco, Inc.	1,127
18	Tesoro Corp.	824
38	Transocean, Inc. ●	4,317
73	Valero Energy Corp.	4,915
44	Weatherford International Ltd. ●	2,988
79	Williams Cos., Inc.	2,701
51	XTO Energy, Inc.	3,153

		194,560

	Finance – 21.1%
45	ACE Ltd.	2,722
67	Aetna, Inc.	3,662
70	Aflac, Inc.	4,019
80	Allstate Corp.	4,573
14	Ambac Financial Group, Inc.	874
25	American Capital Strategies Ltd. ▼	1,060
156	American Express Co.	9,274
351	American International Group, Inc.	23,716
31	Ameriprise Financial, Inc.	1,959
39	AON Corp.	1,731
13	Apartment Investment & Management Co. ▼	575
30	Archstone-Smith Trust	1,774
13	Assurant, Inc.	706
11	Avalonbay Communities, Inc.	1,249
586	Bank of America Corp.	29,451
150	Bank of New York Mellon Corp.	6,633
73	BB&T Corp.	2,943
15	Bear Stearns & Co., Inc. ▼	1,879
16	Boston Properties, Inc.	1,635
55	Capital One Financial Corp.	3,663
26	CB Richard Ellis Group, Inc.	725
	Class A ● ▼
125	Charles Schwab Corp.	2,703
54	Chubb Corp.	2,887
37	Cigna Corp.	1,989
24	Cincinnati Financial Corp.	1,018
25	CIT Group, Inc.	1,011
657	Citigroup, Inc.	30,653
7	CME Group, Inc.	4,111
20	Comerica, Inc.	1,035
25	Commerce Bancorp, Inc. ▼	983
76	Countrywide Financial Corp. ▼	1,446
16	Developers Diversified Realty Corp.	916
63	Discover Financial Services ●	1,311
56	E*Trade Financial Corp.● ▼	733
37	Equity Residential Properties Trust	1,548

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
86	Federal Home Loan Mortgage Corp.	$5,067
128	Federal National Mortgage Association	7,814
12	Federated Investors, Inc.	459
71	Fifth Third Bankcorp ▼	2,398
17	First Horizon National Corp. ▼	442
21	Franklin Resources, Inc. ▼	2,727
32	General Growth Properties, Inc.	1,737
61	Genworth Financial, Inc.	1,861
54	Goldman Sachs Group, Inc.	11,609
69	Host Hotels & Resorts, Inc.	1,548
70	Hudson City Bancorp, Inc.	1,080
22	Humana, Inc. ●	1,553
48	Huntington Bancshares, Inc.	821
9	IntercontinentalExchange, Inc. ●	1,367
21	Janus Capital Group, Inc. ▼	589
447	JP Morgan Chase & Co.	20,470
51	Keycorp	1,663
33	Kimco Realty Corp. ▼	1,505
18	Legg Mason, Inc.	1,479
70	Lehman Brothers Holdings, Inc.	4,328
22	Leucadia National Corp.	1,046
39	Lincoln National Corp.	2,573
61	Loews Corp.	2,941
10	M&T Bank Corp. ▼	1,020
72	Marsh & McLennan Cos., Inc.	1,826
35	Marshall & Ilsley Corp.	1,541
17	MBIA, Inc.	1,059
36	Medco Health Solutions, Inc. ●	3,229
114	Merrill Lynch & Co., Inc.	8,112
107	Metlife, Inc.	7,469
11	MGIC Investment Corp. ▼	350
139	Morgan Stanley	8,758
84	National City Corp. ▼	2,098
25	Northern Trust Corp.	1,672
23	Plum Creek Timber Co., Inc. ▼	1,032
45	PNC Financial Services Group, Inc.	3,072
38	Principal Financial Group, Inc.	2,416
99	Progressive Corp. ▼	1,922
34	ProLogis	2,250
66	Prudential Financial, Inc.	6,462
16	Public Storage, Inc.	1,293
93	Regions Financial Corp.	2,741
8	Ryder System, Inc.	387
14	SAFECO Corp.	874
30	Simon Property Group, Inc. ▼	2,952
54	SLM Corp.	2,700
47	Sovereign Bancorp, Inc. ▼	809
51	State Street Corp.	3,503
46	SunTrust Banks, Inc.	3,490
43	Synovus Financial Corp.	1,212
35	T. Rowe Price Group, Inc.	1,950
14	Torchmark Corp.	858
90	Travelers Cos., Inc.	4,519
175	UnitedHealth Group, Inc.	8,472
52	Unum Group	1,276
228	US Bancorp	7,416
18	Vornado Realty Trust	1,933
251	Wachovia Corp.	12,601
116	Washington Mutual, Inc.	4,084
80	Wellpoint, Inc. ●	6,293
441	Wells Fargo & Co.	15,719
102	Western Union Co.	2,140
25	XL Capital Ltd. Class A	1,970
14	Zions Bancorporation	977

		378,701

	Health Care – 10.3%
204	Abbott Laboratories	10,940
41	Allergan, Inc.	2,617
24	Amerisource Bergen Corp. ▼	1,078
143	Amgen, Inc. ●	8,117
14	Bard (C.R.), Inc. ▼	1,205
14	Barr Pharmaceuticals, Inc. ●	805
7	Bausch & Lomb, Inc.	467
85	Baxter International, Inc.	4,791
32	Becton, Dickinson & Co.	2,635
38	Biogen Idec, Inc. ●	2,521
176	Boston Scientific Corp. ●	2,458
261	Bristol-Myers Squibb Co.	7,526
48	Cardinal Health, Inc.	3,009
51	Celgene Corp.● ▼	3,602
21	Coventry Health Care, Inc. ●	1,285
66	Covidien Ltd. ●	2,719
196	CVS/Caremark Corp.	7,750
130	Eli Lilly & Co.	7,420
42	Forest Laboratories, Inc. ●	1,556
35	Genzyme Corp. ●	2,156
122	Gilead Sciences, Inc. ●	5,001
21	Hospira, Inc. ●	860
382	Johnson & Johnson	25,106
32	King Pharmaceuticals, Inc.● ▼	377
16	Laboratory Corp. of America Holdings ●	1,213
10	Manor Care, Inc. ▼	623
39	McKesson Corp.	2,298
287	Merck & Co., Inc.	14,853
72	Monsanto Co.	6,173
33	Mylan, Inc. ▼	524
915	Pfizer, Inc.	22,345
21	Quest Diagnostics, Inc. ▼	1,192
214	Schering-Plough Corp.	6,763
17	Sigma-Aldrich Corp. ▼	844
45	St. Jude Medical, Inc.● ▼	1,984
31	Stryker Corp.	2,157
63	Tenet Healthcare Corp. ●	211
17	Varian Medical Systems, Inc. ●	698
131	Walgreen Co.	6,199
13	Watson Pharmaceuticals, Inc. ●	437
177	Wyeth	7,908
31	Zimmer Holdings, Inc. ●	2,525

		184,948

	Services – 6.1%
38	Allied Waste Industries, Inc. ●	485
19	Apollo Group, Inc. Class A ●	1,129
30	Autodesk, Inc. ●	1,519
70	Automatic Data Processing, Inc.	3,221
60	Avaya, Inc. ●	1,024
23	C.H. Robinson Worldwide, Inc.	1,235
90	CBS Corp. Class B ▼	2,848

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services (continued)
18	Cintas Corp. ▼	$660
66	Clear Channel Communications, Inc.	2,463
19	Cognizant Technology Solutions Corp. ●	1,526
408	Comcast Corp. Class A ●	9,868
23	Computer Sciences Corp. ●	1,286
18	Convergys Corp. ●	311
100	DirecTV Group, Inc. ●	2,435
9	Dow Jones & Co., Inc. ▼	514
12	E.W. Scripps Co. ▼	498
23	Ecolab, Inc.	1,087
67	Electronic Data Systems Corp.	1,468
19	Equifax, Inc. ●	719
34	Express Scripts, Inc. ●	1,900
41	FedEx Corp. ▼	4,273
12	Fluor Corp. ▼	1,674
31	Gannett Co., Inc.	1,344
43	H & R Block, Inc.	909
25	Harrah’s Entertainment, Inc.	2,149
52	Hilton Hotels Corp.	2,395
26	IMS Health, Inc.	790
62	Interpublic Group of Cos., Inc.● ▼	647
42	Marriott International, Inc. Class A	1,833
45	McGraw-Hill Cos., Inc.	2,277
5	Meredith Corp.	289
17	Monster Worldwide, Inc. ●	591
29	Moody’s Corp. ▼	1,475
19	New York Times Co. Class A ▼	376
306	News Corp. Class A	6,722
46	Novell, Inc. ●	354
43	Omnicom Group, Inc.	2,086
45	Paychex, Inc.	1,842
29	R.R. Donnelley & Sons Co.	1,071
22	Robert Half International, Inc.	646
28	Starwood Hotels & Resorts	1,683
467	Sun Microsystems, Inc. ●	2,620
492	Time Warner, Inc.	9,041
10	Tribune Co.	277
46	Unisys Corp. ●	308
139	United Parcel Service, Inc. Class B	10,412
91	Viacom, Inc. Class B ●	3,533
256	Walt Disney Co.	8,812
68	Waste Management, Inc.	2,582
24	Wyndham Worldwide Corp.	771

		109,978

	Technology – 23.5%
78	Adobe Systems, Inc. ●	3,391
73	Advanced Micro Devices, Inc.● ▼	959
13	Affiliated Computer Services, Inc. Class A ●	658
51	Agilent Technologies, Inc. ●	1,882
22	Akamai Technologies, Inc.● ▼	629
46	Alltel Corp.	3,225
47	Altera Corp.	1,130
41	Analog Devices, Inc.	1,486
115	Apple, Inc. ●	17,637
24	Applera Corp. — Applied Biosystems Group	839
805	AT&T, Inc.	34,073
27	BMC Software, Inc. ●	828
62	Broadcom Corp. Class A ●	2,258
51	CA, Inc.	1,320
15	CenturyTel, Inc.	681
11	Ciena Corp. ●	431
804	Cisco Systems, Inc. ●	26,629
45	Citizens Communications Co. ▼	644
24	Citrix Systems, Inc. ●	958
40	Compuware Corp. ●	321
24	Cooper Industries Ltd.	1,235
208	Corning, Inc.	5,122
33	Danaher Corp. ▼	2,691
300	Dell, Inc. ●	8,277
27	Dover Corp.	1,375
41	Electronic Arts, Inc. ●	2,299
20	Embarq Corp.	1,120
277	EMC Corp. ●	5,760
105	Emerson Electric Co.	5,564
22	Fidelity National Information Services, Inc.	994
22	Fiserv, Inc. ●	1,119
1,353	General Electric Co.	56,009
31	Google, Inc. ●	17,321
9	Harman International Industries, Inc.	749
340	Hewlett-Packard Co.	16,950
25	IAC/Interactive Corp. ●	747
771	Intel Corp.	19,939
180	International Business Machines Corp.	21,155
45	Intuit, Inc.● ▼	1,356
27	Jabil Circuit, Inc. ▼	627
28	JDS Uniphase Corp.● ▼	422
68	Juniper Networks, Inc. ●	2,485
17	L-3 Communications Holdings, Inc.	1,704
12	Lexmark International, Inc. ADR ●	517
29	Linear Technology Corp.	1,025
46	Lockheed Martin Corp.	4,979
95	LSI Corp.● ▼	701
150	Medtronic, Inc.	8,446
30	MEMC Electronic Materials, Inc. ●	1,748
29	Microchip Technology, Inc.	1,042
100	Micron Technology, Inc.● ▼	1,110
1,065	Microsoft Corp.	31,364
7	Millipore Corp.● ▼	543
19	Molex, Inc.	510
306	Motorola, Inc.	5,663
32	National Semiconductor Corp.	861
24	NCR Corp. ●	1,186
47	Network Appliance, Inc. ●	1,265
72	NVIDIA Corp.● ▼	2,626
520	Oracle Corp. ●	11,255
16	PerkinElmer, Inc.	466
20	QLogic Corp. ●	262
221	Qualcomm, Inc.	9,343
211	Qwest Communications International, Inc.● ▼	1,933
58	Raytheon Co.	3,684
22	Rockwell Collins, Inc.	1,604
30	SanDisk Corp.● ▼	1,656
376	Sprint Nextel Corp.	7,140

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
119	Symantec Corp.● ▼	$2,302
10	Tektronix, Inc.	279
58	Tellabs, Inc. ●	551
189	Texas Instruments, Inc.	6,905
56	Thermo Fisher Scientific, Inc.● ▼	3,253
66	Tyco Electronics Ltd. ●	2,321
66	Tyco International Ltd.	2,905
32	VeriSign, Inc.● ▼	1,086
383	Verizon Communications, Inc.	16,972
13	Waters Corp. ●	880
10	Whirlpool Corp.	922
63	Windstream Corp. ▼	889
39	Xilinx, Inc. ▼	1,022
178	Yahoo!, Inc. ●	4,774

		420,989

	Transportation – 1.3%
40	Burlington Northern Santa Fe Corp.	3,217
58	Carnival Corp.	2,788
58	CSX Corp.	2,478
54	General Dynamics Corp.	4,525
33	Harley-Davidson, Inc.	1,533
52	Norfolk Southern Corp. ▼	2,698
99	Southwest Airlines Co. ▼	1,460
35	Union Pacific Corp.	3,977

		22,676

	Utilities – 3.5%
88	AES Corp. ●	1,768
22	Allegheny Energy, Inc. ●	1,144
27	Ameren Corp. ▼	1,438
53	American Electric Power Co., Inc.	2,428
42	CenterPoint Energy, Inc.	679
30	CMS Energy Corp.	499
36	Consolidated Edison, Inc.	1,655
24	Constellation Energy Group, Inc.	2,048
38	Dominion Resources, Inc.	3,242
22	DTE Energy Co. ▼	1,089
166	Duke Energy Corp.	3,110
65	Dynegy Holdings, Inc. ●	605
43	Edison International ▼	2,385
93	El Paso Corp.	1,570
26	Entergy Corp.	2,802
89	Exelon Corp.	6,712
40	FirstEnergy Corp.	2,551
54	FPL Group, Inc.	3,270
10	Integrys Energy Group, Inc.	512
36	NiSource, Inc.	694
47	PG&E Corp. ▼	2,231
13	Pinnacle West Capital Corp. ▼	522
51	PPL Corp.	2,343
34	Progress Energy, Inc. ▼	1,601
34	Public Service Enterprise Group, Inc.	2,956
23	Questar Corp.	1,199
100	Southern Co. ▼	3,625
83	Spectra Energy Corp.	2,043
28	TECO Energy, Inc. ▼	457
61	TXU Corp.	4,170
55	Xcel Energy, Inc. ▼	$1,195

		62,543

	Total common stock (Cost $1,345,855)	$1,777,943

Principal
Amount
SHORT-TERM INVESTMENTS – 7.6%
	Repurchase Agreements – 0.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,818, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $4,926)
$4,816	3.95% dated 09/28/2007	$4,816
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $5,216, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $5,322)
5,215	3.90% dated 09/28/2007	5,215
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,818, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $4,904)
4,816	3.90% dated 09/28/2007	4,816

		14,847

Shares
Securities Purchased with Proceeds from Security Lending – 6.8%
Cash Collateral Reinvestment Fund:
121,643	Mellon GSL DBT II Collateral Fund	121,571

Principal
Amount
	U.S. Treasury Bills – 0.0%
1,100	3.54%, 12/13/2007 ○ □		1,092

	Total short-term investments (Cost $137,509)		$137,510

	Total investments (Cost $1,483,364) ▲	106.7%	$1,915,453
	Other assets and liabilities	(6.7)%	(120,815)

	Total net assets	100.0%	$1,794,638

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,504,232 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$529,309
Unrealized Depreciation	(118,088)

Net Unrealized Appreciation	$411,221

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Hartford Index HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Standard & Poors 500
Long Futures Contract	49	Long	Dec, 2007	$152

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford International Growth HLS Fund (formerly Hartford International Capital Appreciation HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.2%
	Australia – 2.0%
1,156	Brambles Ltd. †	$15,103
60	CSL Ltd. †	5,721

		20,824

	Brazil – 3.9%
1,055	Companhia Vale do Rio Doce ADR	35,788
80	Petroleo Brasileiro S.A. ADR	6,002

		41,790

	Canada – 5.4%
346	Research In Motion Ltd. ●	34,118
279	Rogers Communications, Inc. Class B	12,697
110	Suncor Energy, Inc.	10,427

		57,242

	China – 5.2%
2,010	China Communications Construction Co., Ltd. †	4,768
2,212	China Merchants Bank Co., Ltd. †	9,685
279	Ctrip.com International Ltd.	14,432
225	LDK Solar Co. Ltd ●	15,530
288	Suntech Power Holdings Co., Ltd. ADR ● ▼	11,503

		55,918

	Denmark – 2.1%
290	Vestas Wind Systems A/S † ●	22,933

	Finland – 4.0%
1,117	Nokia Oyj †	42,399

	France – 11.4%
136	Alstom RGPT †	27,672
114	Business Objects S.A. † ●	5,114
220	Cie Generale d’Optique Essilor International S.A. † ●	13,819
487	France Telecom S.A. †	16,261
38	Publicis Groupe †	1,567
284	Safran S.A. † ▼	6,859
37	Vallourec †	10,610
469	Veolia Environment S.A. † ▼	40,344

		122,246

	Germany – 9.5%
939	Arcandor AG † ●	31,409
223	DaimlerChrysler AG †	22,292
987	Infineon Technologies AG † ●	16,977
80	Salzgitter AG †	15,770
67	Volkswagen AG †	15,129

		101,577

	Greece – 1.3%
213	National Bank of Greece †	13,614

	Hong Kong – 3.5%
1,022	China Mobile Ltd. †	16,761
1,718	China Resources Enterprise †	7,279
770	Sun Hung Kai Properties Ltd. †	12,954

		36,994

	Ireland – 1.2%
261	Elan Corp. plc ADR ●	5,487
178	Ryanair Holdings plc ADR ● ▼	7,393

		12,880

	Israel – 0.8%
198	Teva Pharmaceutical Industries Ltd. ADR	8,814

	Italy – 0.9%
136	Luxottica Group S.p.A. †	4,617
122	Saipem S.p.A. †	5,199

		9,816

	Japan – 5.7%
71	Fanuc Ltd. †	7,238
144	Ibiden Co., Ltd. †	12,075
2	Japan Tobacco, Inc. †	9,998
801	Mitsui O.S.K. Lines Ltd. †	12,889
21	Nintendo Co., Ltd. †	10,997
213	Suzuki Motor Corp. †	6,268
18	Yamada Denki Co., Ltd. †	1,797

		61,262

	Luxembourg – 2.2%
275	Millicom International Cellular S.A. ●	23,072

	Netherlands – 4.1%
987	ASML Holding N.V. † ● ▼	32,568
347	Unilever N.V. CVA †	10,705

		43,273

	Norway – 0.7%
166	Renewable Energy Corp. AS † ●	7,633

	South Korea – 0.7%
81	LG Electronics, Inc. † ●	7,549

	Spain – 5.1%
420	Gamesa Corporacion Tecnologica S.A. †	17,082
354	Iberdrola S.A. †	20,737
576	Telefonica S.A. †	16,096

		53,915

	Switzerland – 6.1%
149	Julius Baer Holding Ltd. †	11,144
454	Logitech International S.A. † ●	13,480
48	Nestle S.A. †	21,627
189	Sonova Holding AG †	18,906

		65,157

	Taiwan – 1.0%
1,464	Hon Hai Precision Industry Co., Ltd. †	11,027

	United Kingdom – 21.4%
2,318	Amvescap plc †	31,311
4,267	Arm Holdings plc †	13,407
1,502	Burberry Group plc †	20,121
2,612	Carphone Warehouse Group plc † ▼	18,621
3,095	Man Group plc †	35,062
421	Reckitt Benckiser plc †	24,698
201	Rio Tinto plc †	17,287
402	Schroders plc †	11,362
525	Shire plc †	12,858
3,670	Tesco plc †	32,899
166	Xstrata plc †	11,003

		228,629

	Total common stock (Cost $855,966)	$1,048,564

Hartford International Growth HLS Fund (formerly Hartford International Capital Appreciation HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 6.9%
	Repurchase Agreements – 1.7%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,332, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $3,397)
$3,331	5.10% dated 09/28/2007	$3,331
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,756, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $4,849)
4,753	5.10% dated 09/28/2007	4,753
	JP Morgan Chase TriParty Joint Repurchase Agreements (maturing on 10/01/2007 in the amount of $3,209, collateralized by FNMA 6.00% 2037, value of $3,272)
3,207	5.10% dated 09/28/2007	3,207
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $7, collateralized by U.S. Treasury Bond 3.875% 2029, value of $7)
7	5.10% dated 09/28/2007	7

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,969, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $7,105)

6,966	5.10% dated 09/28/2007	6,966

		18,264

Shares
	Securities Purchased with Proceeds from Security Lending – 5.2%
	Cash Collateral Reinvestment Fund:
55,914	BNY Institutional Cash Reserve Fund		55,914

	Total short-term investments (Cost $74,178)		$74,178

	Total investments (Cost $930,144) ▲	105.1%	$1,122,742
	Other assets and liabilities	(5.1)%	(54,477)

	Total net assets	100.0%	$1,068,265

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.16% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $935,269 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$189,733
Unrealized Depreciation	(2,260)

Net Unrealized Appreciation	$187,473

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $863,301, which represents 80.81% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
British Pound (Buy)	$2,231	$2,197	10/01/07	$34
British Pound (Buy)	234	232	10/02/07	2
Canadian Dollar (Sell)	5,427	5,373	10/01/07	(54)
Euro (Buy)	3,777	3,742	10/01/07	35
Euro (Buy)	12	12	10/02/07	—
Euro (Buy)	2,646	2,648	10/02/07	(2)
Euro (Sell)	2,982	2,959	10/02/07	(23)
Euro (Buy)	22	22	10/03/07	—
Euro (Sell)	6,798	6,803	10/03/07	5
Japanese Yen (Buy)	277	276	10/01/07	1
Japanese Yen (Buy)	881	886	10/01/07	(5)
Norwegian Krone (Sell)	1,586	1,580	10/03/07	(6)
Swiss Franc (Buy)	356	354	10/01/07	2
Swiss Franc (Buy)	313	311	10/02/07	2
Swiss Franc (Buy)	7,453	7,464	10/03/07	(11)

				$(20)

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.2%
	Australia – 1.0%
1,000	Paladin Resources Ltd. † ● ▼	$6,816
156	Rio Tinto Ltd. † ▼	14,903

		21,719

	Austria – 0.8%
268	OMV AG †	17,915

	Belgium – 0.4%
164	UCB S.A. † ▼	9,657

	Brazil – 5.2%
1,975	All America Latina Logistica S.A.	27,861
949	Banco Bradesco S.A. ▼	27,863
82	MMX Mineracao E Metalicos S.A. ●	28,496
371	Petroleo Brasileiro S.A. ADR	28,011
391	Redecard S.A. ▼	7,251

		119,482

	Canada – 4.9%
453	Canadian Natural Resources Ltd.	34,375
5	Canadian Natural Resources Ltd. ADR	371
351	EnCana Corp. ▼	21,702
237	Research In Motion Ltd. ●	23,331
541	Telus Corp.	31,246

		111,025

	China – 3.6%
32,136	Bank of China Ltd. † ▼	17,156
4,726	China Communications Construction Co., Ltd. †	11,211
8,883	China Merchants Bank Co., Ltd. † ▼	38,902
380	China Shenhua Energy Co., Ltd. †	2,273
10,160	Huaneng Power International, Inc. † ▼	13,499

		83,041

	Egypt – 1.2%
408	Orascom Telecom Holding SAE GDR ▼	26,703

	Finland – 2.8%
1,704	Nokia Oyj †	64,660

	France – 6.9%
44	Alstom RGPT † ▼	8,980
915	Axa S.A. † ▼	40,973
254	BNP Paribas † ▼	27,743
200	Bouygues S.A. † ▼	17,288
405	Cie Generale d’Optique Essilor International S.A. † ● ▼	25,368
572	France Telecom S.A. † ▼	19,084
780	Safran S.A. † ▼	18,811

		158,247

	Germany – 9.2%
865	Arcandor AG † ● ▼	28,956
251	Continental AG † ▼	34,684
248	DaimlerChrysler AG †	24,856
252	Deutsche Boerse AG † ▼	34,300
200	Deutsche Postbank AG † ■	14,670
181	E.On AG † ▼	33,474
298	Siemens AG † ▼	40,808

		211,748

	Greece – 0.6%
417	EFG Eurobank Ergasias S.A. †	14,625

	Hong Kong – 4.5%
1,942	Cathay Pacific Airways Ltd. † ▼	5,310
5,216	China Resources Enterprise † ▼	22,099
4,238	Hengan International Group Co., Ltd. † ▼	15,896
872	Hong Kong Exchanges & Clearing Ltd. † ▼	26,576
10,100	Shangri-La Asia Ltd. † ▼	33,959

		103,840

	India – 1.2%
291	Bharat Heavy Electricals †	14,834
126	HDFC Bank Ltd. ADR ▼	13,509

		28,343

	Ireland – 1.6%
331	Elan Corp. plc ADR ●	6,956
1,025	Ryanair Holdings plc † ●	7,366
511	Ryanair Holdings plc ADR ● ▼	21,224

		35,546

	Italy – 5.7%
531	Bulgari S.p.A. † ▼	8,346
1,933	Enel S.p.A. † ▼	21,813
1,171	Ente Nazionale Idrocarburi S.p.A. † ▼	43,234
224	Tod’s S.p.A. † ▼	18,825
4,477	UniCredito Italiano S.p.A. † ▼	38,327

		130,545

	Japan – 10.3%
249	Astellas Pharma, Inc. † ▼	11,909
716	Canon, Inc. †	38,854
326	Daiichi Sankyo Co., Ltd. † ▼	9,774
256	Eisai Co., Ltd. † ▼	12,070
2,680	Hitachi Ltd. † ▼	17,739
664	Honda Motor Co., Ltd. † ▼	22,119
10	Japan Tobacco, Inc. † ▼	53,296
848	Mitsubishi Electric Corp. † ▼	10,579
373	Mitsubishi Estate Co., Ltd. †	10,631
2,260	Mitsubishi Rayon Co., Ltd. † ▼	15,936
333	Sony Corp. † ▼	16,012
1,743	Toshiba Corp. † ▼	16,197

		235,116

	Luxembourg – 0.8%
299	Evraz Group S.A.	18,930

	Mexico – 0.8%
620	Grupo Aeroportuario Del ADR ▼	17,865

	Netherlands – 6.1%
1,145	Aercap Holdings N.V. ● ▼	28,489
1,240	ASML Holding N.V. † ●	40,901
923	Koninklijke Philips Electronics N.V. †	41,556
909	Unilever N.V. CVA †	28,035

		138,981

	Norway – 2.5%
279	Aker Kvaerner † ▼	8,890
548	Petroleum Geo-Services † ▼	15,834
1,656	Telenor ASA †	33,058

		57,782

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Papua New Guinea – 0.6%
3,908	Lihir Gold Ltd. † ●	$13,894

	Russia – 2.2%
702	OAO Gazprom ADR ▼	30,969
490	TMK OAO GDR ■	19,976

		50,945

	South Africa – 0.8%
553	Impala Platinum Holdings Ltd. †	19,275

	South Korea – 0.7%
240	Shinhan Financial Group Co., Ltd. † ▼	15,562

	Sweden – 1.4%
653	Assa Abloy Ab † ▼	13,533
4,763	Telefonaktiebolaget LM Ericsson †	18,962

		32,495

	Switzerland – 6.1%
224	Holcim Ltd. †	24,691
680	Julius Baer Holding Ltd. †	50,796
143	Nestle S.A. †	64,086

		139,573

	Turkey – 1.2%
666	Akbank T.A.S. † ▼	5,059
848	Asya Katilim Bankasi AS † ●	6,909
734	Turkcell Iletisim Hizmetleri ADR ▼	15,613

		27,581

	United Kingdom – 13.2%
2,833	Amvescap plc †	38,265
554	Antofagasta †	8,644
451	Burberry Group plc †	6,037
367	Johnson Matthey plc †	12,516
801	Kelda Group plc †	14,102
1,567	Man Group plc †	17,752
470	Reckitt Benckiser plc †	27,551
692	Rio Tinto plc †	59,529
594	Standard Chartered plc †	19,456
2,869	Tesco plc †	25,713
1,091	Xstrata plc †	72,434

		301,999

	United States – 0.9%
179	Frontline Ltd. ▼	8,647
99	Synthes, Inc. †	11,103

		19,750

	Total common stock (Cost $1,857,248)	$2,226,844

Principal
Amount
SHORT-TERM INVESTMENTS – 25.5%
	Repurchase Agreements – 2.4%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $9,991, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $10,187)
$9,987	5.10% dated 09/28/2007	$9,987
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $14,259, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $14,538)
$14,253	5.10% dated 09/28/2007	$14,253
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $9,621, collateralized by FNMA 6.00% 2037, value of $9,809)
9,617	5.10% dated 09/28/2007	9,617
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $20, collateralized by U.S. Treasury Bond 3.875% 2029, value of $20)
20	5.10% dated 09/28/2007	20
	UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $20,895, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $21,304)	20,886
20,886	5.10% dated 09/28/2007	20,886

		54,763

Shares
Securities Purchased with Proceeds from Security Lending – 23.1%
Cash Collateral Reinvestment Fund:
528,000	Navigator Prime Portfolio	528,000

Principal
Amount
	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
23	2.38%, 01/15/2027 ◄		23
71	6.13%, 11/15/2027 – 08/15/2029		84
21	6.25%, 05/15/1930		25
816	7.00%, 11/15/2016 – 02/15/2025		1,081
256	8.00%, 08/15/2017 – 11/15/2021		343
48	10.00%, 11/15/2007		50
37	11.00%, 11/15/2014		44
	U.S. Treasury Note
6	4.00%, 03/15/2010		6
104	4.13%, 08/15/2008		105
56	4.38%, 11/15/2008		57
12	4.50%, 02/15/2009		13
24	5.13%, 06/30/2008		25

			1,856

			529,856

	Total short-term investments (Cost $584,619)		$584,619

	Total investments (Cost $2,441,867) ▲	122.7%	$2,811,463
	Other assets and liabilities	(22.7)%	(519,685)

	Total net assets	100.0%	$2,291,778

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.30% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $2,443,303 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$378,312
Unrealized Depreciation	(10,152)

Net Unrealized Appreciation	$368,160

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $1,787,456, which represents 77.99% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $34,646, which represents 1.51% of total net assets.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Hong Kong Dollar (Sell)	$14,333	$14,359	10/02/07	$26
Hong Kong Dollar (Sell)	1,070	1,070	10/03/07	—
Japanese Yen (Buy)	211	210	10/01/07	1
Japanese Yen (Buy)	250	251	10/01/07	(1)
Japanese Yen (Buy)	10,994	10,959	10/02/07	35
Japanese Yen (Buy)	330	329	10/03/07	1
Norwegian Krone (Sell)	1,890	1,850	10/01/07	(40)

				$22

Hartford International Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.8%
	Australia – 9.4%
535	Asciano Group ● ▼	$4,259
936	Austal Ltd. †	2,809
1,471	Babcock & Brown Power † ▼	3,753
3,389	Centamin Egypt Ltd. † ●	4,290
2,857	Emeco Holdings Ltd. † ▼	3,628
182	Felix Resources Ltd. †	924
583	Programmed Maintenance Services Ltd. †	2,789
1,095	Resource Pacific Holdings Ltd. † ● ▼	2,390
771	Seek Ltd. † ▼	6,219
1,723	Tower Australia Group Ltd. † ● ▼	3,498
525	Transurban Group † ▼	3,392
1,008	WHK Group Ltd. †	1,783
230	Zinifex Ltd. †	3,615

		43,349

	Belgium – 3.0%
2	CFE †	4,975
8	D’ieteren S.A. †	3,438
22	Umicore † ▼	5,322

		13,735

	Brazil – 1.6%
91	Dufry South America Ltd. ●	2,373
210	Lupatech S.A.	5,278

		7,651

	Canada – 0.2%
12	First Quantum Minerals Ltd. †	1,175

	Denmark – 0.8%
57	Genmab A/S † ●	3,572

	Finland – 1.3%
87	Outotec Oyj †	6,135

	France – 8.5%
48	BioMerieux S.A. †	5,015
43	Carbone Lorraine S.A. † ▼	3,347
22	Cegedim S.A. † ▼	2,601
85	Ipsen †	4,906
67	Korian †	3,124
34	Manitou BF †	1,836
88	Rhodia S.A. † ●	3,220
119	S.O.I. Tec S.A. † ● ▼	2,230
35	Seche Environment † ▼	6,137
96	Zodiac S.A. † ▼	6,915

		39,331

	Germany – 7.7%
128	Arcandor AG † ● ▼	4,282
84	Colonia Real Estate AG † ● ▼	3,233
131	Kontron AG †	2,918
53	MTU Aero Engines Holdings AG †	3,195
77	Praktiker Bau-Und Heimwerkermaerkte Holding AG †	2,863
192	Rhoen-Klinikum AG †	6,129
79	Stada Arzneimittel AG †	5,168
169	Symrise AG † ●	4,486
115	Wacker Construction Equipment AG ●	3,215

		35,489

	Greece – 0.7%
259	Hellenic Technodomiki Tev S.A. †	3,458

	Hong Kong – 4.4%
6,156	China Power International Development Ltd. † ▼	3,208
1,428	Cosco Pacific Ltd. †	4,505
3,088	Far East Pharmaceutical Technology Co., Ltd. † ● ▼ ⌂	—
2,019	Shangri-La Asia Ltd. †	6,789
464	Shun Tak Holdings Ltd. †	745
3,178	Sinofert Holdings Ltd. † ▼	2,491
1,241	Stella International	2,786

		20,524

	Italy – 5.0%
177	Ansaldo STS S.p.A. † ●	2,461
286	Antichi Pellettieri S.p.A. †	3,837
153	Banco di Desio e della Brianza S.A. †	1,752
238	Brembo S.p.A. † ▼	3,153
150	ERG S.p.A. †	3,281
756	Immobiliare Grande Distribuzione †	2,966
55	Pirelli & C. Real Estate S.p.A. †	2,806
615	Safilo Group S.p.A. †	2,858

		23,114

	Japan – 22.2%
725	Daishi Bank Ltd. †	2,911
499	Fuji Fire & Marine Insurance Co., Ltd. †	1,698
658	Godo Steel Ltd. †	2,518
490	Higo Bank Ltd. †	3,257
382	Hitachi Metals Ltd. † ▼	4,712
247	Iino Kaiun Kaisha Ltd. † ▼	3,476
7	Jupiter Telecommunications Co., Ltd. † ●	5,786
528	The Keiyo Bank Ltd. † ▼	2,921
3	KK DaVinci Advisors † ● ▼	2,036
103	Kobayashi Pharmaceutical Co., Ltd. †	3,658
41	MEC Co., Ltd. †	440
11	Milbon Co., Ltd. † ▼	315
517	Mitsubishi Rayon Co., Ltd. † ▼	3,646
71	Miura Co., Ltd. † ▼	2,258
33	Modec, Inc. † ▼	1,181
41	Musashino Bank Ltd. †	1,919
287	Nabtesco Corp. † ▼	4,659
918	Nachi-Fujikoshi Corp. †	3,658
274	Nippon Carbon Co., Ltd. †	1,829
211	Nok Corp. † ▼	4,501
568	NTN Corp. † ▼	5,053
107	OBIC Business Consultants Ltd. † ▼	6,159
33	OBIC Co., Ltd. † ▼	6,409
108	Point, Inc. † ▼	3,705
2	RISA Partners, Inc. † ▼	2,873
330	Shionogi & Co., Ltd. †	5,071
99	Sysmex Corp. † ▼	3,794
103	Taiyo Ink Manufacturing Co., Ltd. † ▼	2,971
19	Toyo Tanso Co., Ltd. † ▼	1,936
90	Uni-Charm Corp. † ▼	5,535
45	Union Tool Co. † ▼	1,944

		102,829

	Liechtenstein – 1.1%
20	Verwalt & Privat-Bank AG †	4,923

Hartford International Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Malaysia – 0.5%
4,027	Air Asia BHD † ●	$2,161

	Netherlands – 2.9%
172	Ordina N.V. †	3,177
97	SBM Offshore N.V. † ▼	3,814
255	Spazio Investment N.V.	4,546
97	Vedior N.V. CVA †	2,143

		13,680

	Norway – 1.6%
920	Eitzen Chemical ASA † ●	3,839
113	Yara International ASA †	3,583

		7,422

	Portugal – 0.6%
384	Mota – Engil S.A. †	2,940

	Singapore – 1.3%
675	Cosco Corp. Singapore Ltd. †	2,701
2,313	Goodpack Ltd. † ▼	3,254

		5,955

	South Korea – 3.4%
15	Cheil Communications, Inc. †	4,374
22	GS Engineering & Construction Corp. †	3,872
45	Hyundai Steel Co. † ●	3,773
39	Mirea Asset Securities Co., Ltd. †	3,725

		15,744

	Spain – 2.0%
215	Laboratorios Almiral S.A. ●	4,702
123	Prosegur Compania de Seguridad S.A. † ▼	4,488

		9,190

	Sweden – 2.7%
103	Boliden Ab †	2,188
220	Lundin Petroleum Ab † ● ▼	2,530
196	Munters Ab † ▼	2,817
243	Swedish Match Ab †	5,039

		12,574

	Switzerland – 2.3%
36	Bachem Holding AG Class B †	3,072
62	Dufry Group	7,493

		10,565

	United Kingdom – 14.5%
253	Admiral Group plc †	4,641
300	Clapham House Group plc † ●	1,818
405	Detica Group plc †	2,564
351	easyJet plc † ●	3,770
823	Fenner plc †	4,267
2,317	Guinness Peat Group plc †	3,437
170	Hamworthy KSE †	2,009
104	Homeserve plc †	3,652
559	Informa Group plc †	5,738
441	Mears Group plc †	2,369
764	Meggitt plc †	4,940
483	Morgan Crucible Co. plc †	2,926
634	Petrofac Ltd. †	5,939
299	Redrow plc †	2,468
307	Rexam plc †	3,454
913	Senior plc †	2,178
462	Star Energy Group plc † ●	2,419
150	Ultra Electronics Holdings plc †	3,399
197	VT Group plc †	2,304
605	Wolfson Microelectronics plc † ●	3,026

		67,318

	United States – 1.1%
68	Aquarius Platinum Ltd. †	2,380
364	Lancashire Holdings Ltd. † ● ▼	2,699

		5,079

	Total common stock (Cost $410,692)	$457,913

WARRANTS – 0.0%
	Singapore – 0.0%
289	Goodpack Ltd.	$147

	Total warrants (Cost $0)	$147

	Total long-term investments (Cost $410,692)	458,060

Principal
Amount
SHORT-TERM INVESTMENTS – 19.8%
	Repurchase Agreements – 0.2%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $150, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $153)
$150	5.10% dated 09/28/2007	$150
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $214, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $218)
214	5.10% dated 09/28/2007	214
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $144, collateralized by FNMA 6.00% 2037, value of $147)
144	5.10% dated 09/28/2007	144
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 rounds to $0, collateralized by U.S. Treasury Bond 3.875% 2029, value rounds to $0)
—	5.10% dated 09/28/2007	—
	UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $314, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $320)
314	5.10% dated 09/28/2007	314

		822

Hartford International Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 19.6%
	Cash Collateral Reinvestment Fund:
$90,943	Navigator Prime Portfolio		$90,943

	Total short-term investments (Cost $91,765)		$91,765

	Total investments (Cost $502,457) ▲	118.6%	$549,825
	Other assets and liabilities	(18.6)%	(86,395)

	Total net assets	100.0%	$463,430

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.75% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $503,404 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$66,217
Unrealized Depreciation	(19,796)

Net Unrealized Appreciation	$46,421

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $423,261, which represents 91.33% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2004 - 05/2004	3,088	Far East Pharmaceutical Technology Co., Ltd.	$445

The aggregate value of these securities at September 30, 2007 rounds to zero.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$909	$904	10/03/07	$(5)
Australian Dollar (Sell)	594	590	10/04/07	(4)
British Pound (Buy)	677	677	10/03/07	—
Euro (Sell)	711	706	10/02/07	(5)
Euro (Sell)	27	27	10/03/07	—
Hong Kong Dollar (Sell)	31	31	10/02/07	—
Hong Kong Dollar (Sell)	245	245	10/03/07	—
Japanese Yen (Sell)	30	30	10/01/07	—
Japanese Yen (Sell)	393	391	10/01/07	(2)
Japanese Yen (Sell)	854	851	10/02/07	(3)
Japanese Yen (Sell)	837	834	10/03/07	(3)

				$(22)

Hartford International Stock HLS Fund (Merged into Hartford International Opportunity HLS Fund on October 12, 2007)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.8%
	Belgium – 1.8%
20	InBev N.V. † ▼	$1,778

	Finland – 2.5%
65	Nokia Oyj †	2,478

	France – 11.2%
20	Axa S.A. † ▼	882
11	BNP Paribas † ▼	1,234
40	Gaz de France † ▼	2,061
6	Lafarge S.A. † ▼	964
32	Sanofi-Aventis S.A. † ▼	2,689
39	Total S.A. † ▼	3,193

		11,023

	Germany – 13.4%
16	Adidas-Salomon AG †	1,023
6	Allianz SE-REG †	1,487
12	Continental AG †	1,588
33	DaimlerChrysler AG †	3,315
62	Deutsche Post AG † ∞	1,805
10	E.On AG †	1,846
16	Siemens AG †	2,180

		13,244

	Greece – 1.0%
16	National Bank of Greece †	1,018

	Ireland – 1.7%
36	Bank of Ireland †	676
26	CRH plc †	1,014

		1,690

	Italy – 3.4%
46	Ente Nazionale Idrocarburi S.p.A. †	1,689
197	UniCredito Italiano S.p.A. †	1,686

		3,375

	Japan – 16.3%
17	Canon, Inc. †	912
34	Daito Trust Construction Co., Ltd. † ▼	1,651
—	East Japan Railway Co. † ▼	1,175
29	Hoya Pentax HD Corp. † ▼	985
—	Japan Tobacco, Inc. † ▼	1,563
38	JSR Corp. † ▼	918
17	Nidec Corp. † ▼	1,164
56	Nomura Holdings, Inc. † ▼	923
—	Sumitomo Mitsui Financial Group, Inc. † ▼	1,443
133	Sumitomo Trust & Banking Co., Ltd. † ▼	1,001
13	Takeda Pharmaceutical Co., Ltd. † ▼	940
38	THK Co., Ltd. † ▼	803
341	Tokyo Gas Co., Ltd. † ▼	1,582
10	Yamada Denki Co., Ltd. † ▼	1,000

		16,060

	Luxembourg – 0.8%
15	Tenaris S.A. ADR	763

	Netherlands – 2.8%
17	Heineken N.V. †	1,141
38	TNT N.V. †	1,592

		2,733

	New Zealand – 0.8%
232	Telecom Corp. of New Zealand Ltd. † ▼	783

	Singapore – 2.2%
819	Singapore Telecommunications Ltd. †	2,213

	South Korea – 0.8%
10	Kookmin Bank ADR	812

	Spain – 1.9%
78	Banco Bilbao Vizcaya Argentaria S.A. † ▼	1,832

	Sweden – 1.5%
362	Telefonaktiebolaget LM Ericsson †	1,440

	Switzerland – 8.7%
24	Credit Suisse Group †	1,620
7	Nestle S.A. †	2,951
58	Novartis AG †	3,165
3	Zurich Financial Services AG †	910

		8,646

	Turkey – 1.9%
90	Turkcell Iletisim Hizmetleri ADR ▼	1,911

	United Kingdom – 26.1%
211	BAE Systems plc †	2,125
185	BP plc †	2,146
44	British American Tobacco plc †	1,575
85	Diageo Capital plc †	1,857
93	GlaxoSmithKline plc †	2,453
48	HSBC Holdings plc †	879
32	Imperial Tobacco Group plc †	1,460
256	ITV plc †	538
121	Lloyds TSB Group plc †	1,341
53	National Grid plc †	853
390	Old Mutual plc †	1,277
91	Prudential plc †	1,391
25	Reckitt Benckiser plc †	1,478
162	Tesco plc †	1,456
45	Unilever plc †	1,409
993	Vodafone Group plc †	3,580

		25,818

	Total common stock (Cost $79,067)	$97,617

Principal
Amount
SHORT-TERM INVESTMENTS – 25.1%
Finance – 1.0%
$1,047	State Street Bank Money Market Fund	$1,047

Hartford International Stock HLS Fund (Merged into Hartford International Opportunity HLS Fund on October 12, 2007)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 24.1%
	Cash Collateral Reinvestment Fund:
$23,827	Navigator Prime Portfolio		$23,827

	Total short–term investments (Cost $24,874)		$24,874

	Total investments (Cost $103,941) ▲	123.9%	$122,491
	Other assets and liabilities	(23.9)%	(23,662)

	Total net assets	100.0%	$98,829

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.77% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $103,993 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,311
Unrealized Depreciation	(1,813)

Net Unrealized Appreciation	$18,498

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $94,131, which represents 95.25% of total net assets.

▼	Security is partially on loan at September 30, 2007.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2007, the market value of these securities was $1,805, which represents 1.83% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford LargeCap Growth HLS Fund (formerly Hartford Blue Chip Stock HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.6%
	Basic Materials – 2.1%
21	Freeport-McMoRan Copper & Gold, Inc.	$2,244
13	Precision Castparts Corp.	1,909

		4,153

	Capital Goods – 8.1%
14	3M Co.	1,273
56	Applied Materials, Inc.	1,157
18	Boeing Co.	1,869
28	Caterpillar, Inc.	2,180
58	Dresser-Rand Group, Inc. ●	2,481
29	Honeywell International, Inc.	1,719
33	Lam Research Corp. ●	1,747
57	Novellus Systems, Inc. ● ▼	1,562
21	United Technologies Corp.	1,650

		15,638

	Consumer Cyclical – 14.3%
32	Altria Group, Inc.	2,253
29	Amazon.com, Inc. ● ▼	2,655
12	AutoZone, Inc. ●	1,347
72	Big Lots, Inc. ● ▼	2,142
42	Coach, Inc. ●	1,995
24	Dollar Tree Stores, Inc. ●	953
48	eBay, Inc. ●	1,881
46	Family Dollar Stores, Inc. ▼	1,208
27	GameStop Corp. Class A ●	1,533
28	McDonald’s Corp.	1,498
24	NIKE, Inc. Class B	1,408
5	NVR, Inc. ● ▼	2,182
31	PetSmart, Inc.	982
24	Polo Ralph Lauren Corp.	1,882
116	RadioShack Corp. ▼	2,403
20	Target Corp.	1,271

		27,593

	Consumer Staples – 5.9%
28	Coca-Cola Co.	1,581
20	Colgate-Palmolive Co.	1,426
26	Kellogg Co.	1,445
20	Loews Corp. – Carolina Group	1,636
23	PepsiCo, Inc.	1,660
25	Procter & Gamble Co.	1,779
37	UST, Inc. ▼	1,840

		11,367

	Energy – 5.2%
32	ENSCO International, Inc.	1,806
27	Exxon Mobil Corp.	2,532
54	Global Industries ●	1,394
41	Halliburton Co.	1,584
15	Schlumberger Ltd.	1,564
28	Western Refining, Inc. ▼	1,128

		10,008

	Finance – 17.2%
37	Aetna, Inc.	1,992
9	Affiliated Managers Group, Inc. ● ▼	1,186
22	Aflac, Inc.	1,232
27	American Express Co.	1,573
57	Charles Schwab Corp.	1,226
2	CME Group, Inc.	1,222
46	Eaton Vance Corp.	1,834
19	Federal Home Loan Mortgage Corp.	1,104
12	Franklin Resources, Inc.	1,466
21	Health Net, Inc. ●	1,146
46	Humana, Inc. ●	3,221
13	IntercontinentalExchange, Inc. ●	2,020
50	Janus Capital Group, Inc. ▼	1,411
10	Mastercard, Inc. ▼	1,539
19	Medco Health Solutions, Inc. ●	1,745
26	Philadelphia Consolidated Holding Corp. ●	1,091
14	Prudential Financial, Inc.	1,366
32	UnitedHealth Group, Inc.	1,545
30	Wellcare Health Plans, Inc. ●	3,142
12	Wellpoint, Inc. ●	931
17	XL Capital Ltd. Class A	1,362

		33,354

	Health Care – 12.3%
24	Abbott Laboratories	1,287
19	Allergan, Inc. ▼	1,238
24	Amgen, Inc. ●	1,375
47	Bristol-Myers Squibb Co.	1,366
30	Coventry Health Care, Inc. ●	1,879
20	Eli Lilly & Co.	1,150
40	Endo Pharmaceuticals Holdings, Inc. ●	1,225
52	Forest Laboratories, Inc. ●	1,947
26	Johnson & Johnson	1,734
25	McKesson Corp.	1,476
45	Merck & Co., Inc.	2,305
29	Monsanto Co.	2,486
32	NBTY, Inc. ●	1,295
53	Watson Pharmaceuticals, Inc. ● ▼	1,730
31	Wyeth	1,385

		23,878

	Services – 8.9%
55	Accenture Ltd. Class A	2,218
47	Autodesk, Inc. ●	2,354
3	Citadel Broadcasting Corp. ▼	14
54	DirecTV Group, Inc. ●	1,309
15	ITT Educational Services, Inc. ●	1,874
27	Moody’s Corp.	1,381
324	Novell, Inc. ●	2,478
111	Regal Entertainment Group ▼	2,432
56	Synopsys, Inc. ●	1,522
45	Walt Disney Co.	1,547

		17,129

	Technology – 24.8%
25	Adobe Systems, Inc. ●	1,083
35	Analog Devices, Inc.	1,251
25	Apple, Inc. ●	3,815
81	BMC Software, Inc. ●	2,533
129	Cisco Systems, Inc. ●	4,278
80	Citizens Communications Co. ▼	1,148
18	Danaher Corp.	1,514
116	EMC Corp. ●	2,415
4	Google, Inc. ●	2,201
64	Hewlett-Packard Co.	3,192
103	Intel Corp.	2,669
24	International Business Machines Corp. ▼	2,833
48	Juniper Networks, Inc. ●	1,750
11	L-3 Communications Holdings, Inc.	1,103

Hartford LargeCap Growth HLS Fund (formerly Hartford Blue Chip Stock HLS Fund)
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
17	Lockheed Martin Corp.	$1,888
22	MEMC Electronic Materials, Inc. ●	1,301
101	Microsoft Corp.	2,965
40	National Semiconductor Corp.	1,096
60	NVIDIA Corp. ●	2,174
120	Oracle Corp. ●	2,607
36	Qualcomm, Inc.	1,521
23	Raytheon Co.	1,449
34	Texas Instruments, Inc.	1,240

		48,026

	Utilities – 0.8%
39	Mirant Corp. ●	1,595

	Total common stock (Cost $174,955)	$192,741

Principal
Amount
SHORT-TERM INVESTMENTS – 11.6%
	Repurchase Agreements – 0.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $283, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $290)
$283	3.95% dated 09/28/2007	$283
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $307, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $313)
307	3.90% dated 09/28/2007	307
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $283, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $288)
283	3.90% dated 09/28/2007	283

		873

Shares
Securities Purchased with Proceeds from Security Lending – 11.2%
Cash Collateral Reinvestment Fund:
14,419	Navigator Prime Portfolio	14,419

Principal
Amount
	Federal National Mortgage Association Collateral Securities:
	Notes
291	5.65%, 05/02/2014		302

	Other Direct Federal Obligation Collateral Securities:
	Federal Home Loan Bank
4,913	0.00%, 10/10/2007 – 02/15/2008		4,869
3	3.75%, 08/13/2008		3
59	4.36%, 09/10/2009		59
—	5.38%, 05/01/2009		—

			4,931

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
$109	2.38%, 01/15/2027 ◄		111
32	3.88%, 04/15/2029 ◄		52
	U.S. Treasury Note
35	0.88%, 04/15/2010 ◄		38
454	1.88%, 07/15/2015 ◄		475
874	2.00%, 01/15/2016 ◄		901
47	2.38%, 01/15/2017 ◄		49
299	3.00%, 07/15/2012 ◄		362
—	3.38%, 10/15/2009		—

			1,988

			21,640

	Total short-term investments (Cost $22,513)		$22,513

	Total investments (Cost $197,468) ▲	111.2%	$215,254
	Other assets and liabilities	(11.2)%	(21,714)

	Total net assets	100.0%	$193,540

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $197,887 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,358
Unrealized Depreciation	(4,991)

Net Unrealized Appreciation	$17,367

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 96.7%
	Basic Materials – 9.4%
540	Anhui Conch Cement Co., Ltd. †	$4,657
634	Cameco Corp.	29,307
648	Carlisle Cos., Inc. ▼	31,478
340	CF Industries Holdings, Inc.	25,817
329	Cleveland-Cliffs, Inc. ▼	28,969
105	FMC Corp. ▼	5,461
2,788	Kingboard Chemical Holdings Ltd. †	17,736
708	Owens-Illinois, Inc. ● ▼	29,355
386	Peabody Energy Corp. ▼	18,468
321	Potash Corp. of Saskatchewan	33,909
217	Precision Castparts Corp. ▼	32,156
866	Teck Cominco Ltd. Class B	41,331

		298,644

	Capital Goods – 4.1%
418	Gamesa Corporacion Tecnologica S.A. † ▼	17,012
443	Kennametal, Inc.	37,203
459	KLA-Tencor Corp. ▼	25,625
310	Lam Research Corp. ● ▼	16,505
605	Toro Co. ▼	35,563

		131,908

	Consumer Cyclical – 17.8%
662	Abercrombie & Fitch Co. Class A ▼	53,391
1,214	American Eagle Outfitters, Inc. ▼	31,934
1,228	BJ’s Wholesale Club, Inc. ● ▼	40,714
257	BorgWarner, Inc. ▼	23,523
513	CarMax, Inc. ● ▼	10,429
331	Crocs, Inc. ●	22,266
235	Cytyc Corp. ● ▼	11,202
504	Dick’s Sporting Goods, Inc. ● ▼	33,850
168	Fastenal Co. ▼	7,620
424	Foster Wheeler Ltd. ●	55,597
720	Gildan Activewear, Inc. ●	28,369
8,092	Li & Fung Ltd. † ▼	34,211
127	Liz Claiborne, Inc. ▼	4,374
1,028	Newell Rubbermaid, Inc.	29,624
423	O’Reilly Automotive, Inc. ● ▼	14,126
501	Oshkosh Truck Corp.	31,041
7,858	Peace Mark Holdings Ltd. †	11,671
1,219	PetSmart, Inc. ▼	38,876
1,175	Supervalu, Inc. ▼	45,821
731	Tiffany & Co.	38,263

		566,902

	Consumer Staples – 1.4%
722	Clorox Co.	44,059

	Energy – 6.6%
689	Forest Oil Corp. ● ▼	29,659
835	GlobalSantaFe Corp. ▼	63,454
391	Noble Energy, Inc. ▼	27,386
370	Southwestern Energy Co. ● ▼	15,501
305	Sunoco, Inc. ▼	21,567
765	UGI Corp.	19,877
847	Western Oil Sands, Inc. Class A ●	33,148

		210,592

	Finance – 10.5%
5,408	Aberdeen Asset Management plc † ▼	20,205
165	Blackrock, Inc. ▼	28,647
671	Commerce Bancorp, Inc. ▼	26,037
784	Discover Financial Services ● ▼	16,305
179	Everest Re Group Ltd.	19,733
256	Forest City Enterprises, Inc. Class A ▼	14,104
335	Health Net, Inc. ● ▼	18,086
519	Kimco Realty Corp.	23,450
428	State Street Corp. ▼	29,179
527	T. Rowe Price Group, Inc.	29,371
1,616	UCBH Holdings, Inc. ▼	28,251
1,296	Unum Group ▼	31,706
470	Webster Financial Corp. ▼	19,780
1,324	Western Union Co. ▼	27,764

		332,618

	Health Care – 10.0%
252	Amylin Pharmaceuticals, Inc. ● ▼	12,615
829	Barr Pharmaceuticals, Inc. ● ▼	47,167
357	Cephalon, Inc. ● ▼	26,051
917	Charles River Laboratories International, Inc. ● ▼	51,495
1,031	Community Health Systems, Inc. ● ▼	32,415
989	Elan Corp. plc ADR ●	20,804
83	Intuitive Surgical, Inc. ●	19,044
671	Respironics, Inc. ●	32,221
595	St. Jude Medical, Inc. ●	26,231
670	Universal Health Services, Inc. Class B	36,467
360	Vertex Pharmaceuticals, Inc. ● ▼	13,812

		318,322

	Services – 17.4%
3,149	Allied Waste Industries, Inc. ● ▼	40,146
691	Autodesk, Inc. ● ▼	34,504
380	C.H. Robinson Worldwide, Inc. ▼	20,603
1,010	Cablevision Systems Corp. ● ▼	35,300
2,547	Cadence Design Systems, Inc. ● ▼	56,514
299	Diebold, Inc. ▼	13,599
958	DreamWorks Animation SKG, Inc. ● ▼	32,026
1,258	Equifax, Inc. ● ▼	47,947
155	Fluor Corp. ▼	22,317
285	ITT Educational Services, Inc. ● ▼	34,621
602	Manpower, Inc. ▼	38,719
1,172	MoneyGram International, Inc. ▼	26,480
166	Monster Worldwide, Inc. ● ▼	5,654
583	Paychex, Inc. ▼	23,907
1,762	Republic Services, Inc.	57,632
1,322	Robert Half International, Inc. ▼	39,483
135	Strayer Education, Inc. ▼	22,799

		552,251

	Technology – 15.3%
1,144	Activision, Inc. ● ▼	24,688
2,502	Altera Corp. ▼	60,251
547	American Tower Corp. Class A ● ▼	23,825
771	Beckman Coulter, Inc. ▼	56,891
267	Ctrip.com International Ltd.	13,828
700	Electronic Arts, Inc. ● ▼	39,215
866	Emulex Corp. ● ▼	16,604
632	F5 Networks, Inc. ● ▼	23,508
358	FLIR Systems, Inc. ● ▼	19,808
644	Linear Technology Corp. ▼	22,548
283	Logitech International S.A. ●	8,377
1,151	McAfee, Inc. ● ▼	40,139

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
812	National Instruments Corp.	$27,886
522	Network Appliance, Inc. ●	14,052
219	NII Holdings, Inc. Class B ● ▼	17,958
448	Rockwell Collins, Inc.	32,685
93	Roper Industries, Inc. ▼	6,078
3,870	Sonus Networks, Inc. ● ▼	23,606
468	VeriSign, Inc. ●	15,794

		487,741

	Transportation – 2.3%
269	Expeditors International of Washington, Inc. ▼	12,724
1,262	J.B. Hunt Transport Services, Inc. ▼	33,188
668	Landstar System, Inc. ▼	28,027

		73,939

	Utilities – 1.9%
993	Northeast Utilities	28,370
780	NRG Energy, Inc. ● ▼	32,969

		61,339

	Total common stock (Cost $2,559,019)	$3,078,315

Principal
Amount
SHORT-TERM INVESTMENTS – 18.8%
	Repurchase Agreements – 2.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $16,804, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $17,132)
$16,797	5.10% dated 09/28/2007	$16,797
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $23,981, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $24,451)
23,971	5.10% dated 09/28/2007	23,971
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $16,181, collateralized by FNMA 6.00% 2037, value of $16,498)
16,174	5.10% dated 09/28/2007	16,174
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $34, collateralized by U.S. Treasury Bond 3.875% 2029, value of $34)
34	5.10% dated 09/28/2007	34

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $35,142, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $35,830)

35,127	5.10% dated 09/28/2007	35,127

		92,103

			Market
Shares			Value +
	Securities Purchased with Proceeds from Security Lending – 15.9%
	Cash Collateral Reinvestment Fund:
$500,439	Navigator Prime Portfolio		$500,439
	Other Direct Federal Obligation Collateral Securities:
	Federal Home Loan Bank
3,727	0.00%, 10/10/2007 – 02/15/2008		3,720
—	3.75%, 08/13/2008		—
8	4.36%, 09/10/2009		9
—	5.38%, 05/01/2009		—
—	5.50%, 10/05/2009		—

			3,729

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
48	2.38%, 01/15/2027 ◄		48
284	3.88%, 04/15/2029 ◄		464
	U.S. Treasury Note
44	1.88%, 07/15/2015 ◄		47
11	2.00%, 01/15/2016 ◄		12
7	2.38%, 01/15/2017 ◄		7
1,126	3.00%, 07/15/2012 ◄		1,365
—	3.38%, 10/15/2009		—

			1,943

			506,111

	Total short-term investments (Cost $598,214)		$598,214

	Total investments (Cost $3,157,233) ▲	115.5%	$3,676,529
	Other assets and liabilities	(15.5)%	(493,323)

	Total net assets	100.0%	$3,183,206

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.88% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $3,158,232 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$563,261
Unrealized Depreciation	(44,964)

Net Unrealized Appreciation	$518,297

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $105,492, which represents 3.31% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford MidCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.2%
	Basic Materials – 8.9%
5	Airgas, Inc.	$238
3	Ball Corp.	156
7	Cabot Corp. ▼	249
1	Carpenter Technology Corp. ▼	174
7	Celanese Corp. ▼	265
62	Chemtura Corp.	549
5	Church & Dwight Co., Inc. ▼	249
5	Cleveland-Cliffs, Inc. ▼	422
19	Domtar Corp. ●	154
13	Goodyear Tire & Rubber Co. ● ▼	408
7	Lubrizol Corp.	426
9	Massey Energy Co. ▼	185
5	Rohm & Haas Co. ▼	251
13	RPM International, Inc.	311
7	Sealed Air Corp. ▼	184
8	Steel Dynamics, Inc. ▼	388
12	Valspar Corp. ▼	318

		4,927

	Capital Goods – 5.0%
3	Cummins, Inc.	327
2	Eaton Corp.	158
10	Joy Global, Inc.	486
5	KLA-Tencor Corp. ▼	268
7	Lennox International, Inc.	247
8	Manitowoc Co., Inc.	337
3	National Oilwell Varco, Inc. ●	384
6	Pall Corp.	249
2	Smith International, Inc.	153
3	Varian Semiconductor Equipment Associates, Inc. ●	182

		2,791

	Consumer Cyclical – 14.8%
1	AutoZone, Inc. ●	163
10	Avnet, Inc. ●	379
16	Big Lots, Inc. ● ▼	465
8	Coach, Inc. ●	381
8	Crocs, Inc. ● ▼	538
4	Cytyc Corp. ●	195
16	Dollar Tree Stores, Inc. ●	657
11	Family Dollar Stores, Inc. ▼	287
3	Foster Wheeler Ltd. ●	415
14	GameStop Corp. Class A ●	772
7	Guess?, Inc.	333
6	MSC Industrial Direct Co., Inc.	298
11	Nalco Holding Co.	338
6	Nordstrom, Inc.	295
1	NVR, Inc. ● ▼	459
3	Polo Ralph Lauren Corp. ▼	237
25	RadioShack Corp. ▼	506
10	Reliance Steel & Aluminum	588
11	Saks, Inc. ▼	196
3	Sherwin-Williams Co.	168
5	Tiffany & Co.	246
8	Yum! Brands, Inc.	254

		8,170

	Consumer Staples – 2.1%
4	H.J. Heinz Co.	175
5	Loews Corp. – Carolina Group	407
6	UST, Inc. ▼	285
5	William Wrigley, Jr. Co.	299

		1,166

	Energy – 11.3%
6	Cabot Oil & Gas Corp.	204
19	Chesapeake Energy Corp. ▼	677
5	ENSCO International, Inc.	255
6	Frontier Oil Corp. ▼	246
8	Global Industries ●	198
2	GlobalSantaFe Corp.	152
7	Helix Energy Solutions Group, Inc. ● ▼	285
12	Nabors Industries Ltd. ● ▼	363
3	Noble Energy, Inc.	203
12	Pride International, Inc. ●	446
7	Rowan Companies, Inc.	271
6	Sunoco, Inc.	435
14	Tesoro Corp.	630
5	Tidewater, Inc. ▼	343
10	Unit Corp. ●	467
21	W&T Offshore, Inc. ▼	512
4	Weatherford International Ltd. ●	245
4	Western Refining, Inc. ▼	154
6	Williams Cos., Inc.	191

		6,277

	Finance – 11.4%
1	Affiliated Managers Group, Inc. ● ▼	180
11	CB Richard Ellis Group, Inc.	292
	Class A ● ▼
6	Cigna Corp.	301
11	Eaton Vance Corp. ▼	436
6	Federated Investors, Inc.	238
5	Health Net, Inc. ●	246
11	Humana, Inc. ●	751
4	IntercontinentalExchange, Inc. ● ▼	550
7	Janus Capital Group, Inc. ▼	195
3	Jones Lang LaSalle, Inc. ▼	273
2	Macerich Co.	158
3	Mastercard, Inc. ▼	510
5	Nuveen Investments, Inc. Class A ▼	322
6	T. Rowe Price Group, Inc.	340
5	Taubman Centers, Inc.	263
10	Wellcare Health Plans, Inc. ●	1,044
2	XL Capital Ltd. Class A	178

		6,277

	Health Care – 7.1%
7	Amerisource Bergen Corp.	313
5	Barr Pharmaceuticals, Inc. ●	279
6	Coventry Health Care, Inc. ●	389
12	Endo Pharmaceuticals Holdings, Inc. ●	356
2	Henry Schein, Inc. ● ▼	143
6	Herbalife Ltd.	273
5	Hospira, Inc. ●	195
13	ImClone Systems, Inc. ●	550
1	Intuitive Surgical, Inc. ●	188
4	Kinetic Concepts, Inc. ● ▼	217
6	NBTY, Inc. ●	256
9	Sepracor, Inc. ● ▼	253
15	Watson Pharmaceuticals, Inc. ●	492

		3,904

Hartford MidCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services – 12.5%
5	Apollo Group, Inc. Class A ●	$274
8	Autodesk, Inc. ●	385
18	Avaya, Inc. ●	300
3	Cognizant Technology Solutions Corp. ● ▼	275
13	CTC Media, Inc. ● ▼	285
10	Discovery Holding Co. ●	289
5	Dow Jones & Co., Inc.	284
4	DST Systems, Inc. ● ▼	339
21	Electronic Data Systems Corp.	454
6	Equifax, Inc. ●	221
6	Express Scripts, Inc. ●	354
6	Factset Research Systems, Inc. ▼	384
3	Harsco Corp.	166
4	ITT Educational Services, Inc. ●	473
10	Liberty Global, Inc. ● ▼	410
63	Novell, Inc. ●	482
5	Paychex, Inc.	205
11	Regal Entertainment Group ▼	233
7	SEI Investments Co.	183
8	Stericycle, Inc. ●	429
9	URS Corp. ● ▼	494

		6,919

	Technology – 19.2%
8	Agilent Technologies, Inc. ●	303
12	Altera Corp.	279
7	American Tower Corp. Class A ●	287
5	AMETEK, Inc.	221
4	Arrow Electronics, Inc. ●	162
10	AVX Corp. ▼	161
13	BMC Software, Inc. ●	415
54	Brocade Communications Systems, Inc. ●	458
18	CA, Inc.	468
3	CommScope, Inc. ● ▼	161
38	Compuware Corp. ●	306
3	Cooper Industries Ltd.	174
4	Dentsply International, Inc.	183
10	Dolby Laboratories, Inc. Class A ●	338
3	Fidelity National Information Services, Inc.	151
3	Harris Corp.	185
8	Intersil Corp.	257
8	Juniper Networks, Inc. ●	300
3	L-3 Communications Holdings, Inc.	255
6	MEMC Electronic Materials, Inc. ●	324
2	Mettler-Toledo International, Inc. ●	179
8	Microchip Technology, Inc.	280
16	National Semiconductor Corp.	442
7	NCR Corp. ●	334
7	NVIDIA Corp. ●	245
18	QLogic Corp. ●	245
4	Rockwell Collins, Inc.	296
8	SanDisk Corp. ● ▼	413
7	SBA Communications Corp. ● ▼	236
9	Telephone and Data Systems, Inc.	611
3	Thomas & Betts Corp. ▼	188
5	Total System Services, Inc. ▼	125
10	Trimble Navigation Ltd. ●	388
3	U.S. Cellular Corp. ● ▼	309
10	VeriSign, Inc. ● ▼	337
5	Waters Corp. ●	321
11	Western Digital Corp. ●	268

		10,605

	Transportation – 2.3%
5	Copa Holdings S.A. Class A	216
13	Frontline Ltd. ▼	613
10	Gentex Corp.	221
7	Kansas City Southern ● ▼	222

		1,272

	Utilities – 4.6%
26	CenterPoint Energy, Inc.	414
5	Constellation Energy Group, Inc.	399
37	Dynegy Holdings, Inc. ● ▼	341
3	Mirant Corp. ●	130
15	NRG Energy, Inc. ● ▼	613
3	PPL Corp.	134
32	Sierra Pacific Resources	503

		2,534

	Total common stock (Cost $52,361)	$54,842

EXCHANGE TRADED FUNDS – 0.5%
	Finance – 0.5%
3	iShares Russell Midcap Growth	$308

	Total exchange traded funds (Cost $301)	$308

	Total long-term investments (Cost $52,662)	55,150

Principal
Amount
SHORT-TERM INVESTMENTS – 28.5%
	Repurchase Agreements – 0.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $44, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $45)
$44	3.95% dated 09/28/2007	$44
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $48, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $49)
48	3.90% dated 09/28/2007	48
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $44, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $45)
44	3.90% dated 09/28/2007	44

		136

Shares
Securities Purchased with Proceeds from Security Lending – 28.2%
Cash Collateral Reinvestment Fund:
14,940	Navigator Prime Portfolio	14,940

Hartford MidCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending (continued)
	Other Direct Federal Obligation Collateral Securities:
	Federal Home Loan Bank
$49	0.00%, 11/14/2007 – 02/15/2008		$49
268	4.36%, 09/10/2009		268

			317

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
48	2.38%, 01/15/2027 ◄		49
57	3.88%, 04/15/2029 ◄		92
	U.S. Treasury Note
12	1.88%, 07/15/2015 ◄		12
1	2.00%, 01/15/2016 ◄		1
155	3.00%, 07/15/2012 ◄		189

			343

			15,600

	Total short-term investments (Cost $15,736)		$15,736

	Total investments (Cost $68,398) ▲	128.2%	$70,886
	Other assets and liabilities	(28.2)%	(15,601)

	Total net assets	100.0%	$55,285

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.39% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $68,409 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,675
Unrealized Depreciation	(2,198)

Net Unrealized Appreciation	$2,477

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.5%
	Basic Materials – 14.4%
291	Arch Coal, Inc. ▼	$9,822
268	Carlisle Cos., Inc.	13,030
386	Celanese Corp.	15,050
1,121	Chemtura Corp.	9,964
106	Cleveland-Cliffs, Inc.	9,334
221	Cytec Industries, Inc.	15,094
338	FMC Corp.	17,603
17	Greif, Inc.	1,056
5,381	Kingboard Laminates Holdings	4,796
385	Owens-Illinois, Inc. ●	15,954
257	Pentair, Inc.	8,521
149	Shaw Group, Inc. ●	8,639
352	UAP Holding Corp.	11,048
583	Uranium One, Inc. ●	7,712
541	USEC, Inc. ●	5,549

		153,172

	Capital Goods – 10.0%
130	AGCO Corp. ●	6,585
139	Alliant Techsystems, Inc. ● ▼	15,160
252	American Standard Cos., Inc.	8,969
208	Goodrich Corp.	14,212
195	Kennametal, Inc.	16,359
293	Toro Co.	17,243
525	Varian Semiconductor Equipment Associates, Inc. ●	28,073

		106,601

	Consumer Cyclical – 8.0%
137	BorgWarner, Inc.	12,540
5,788	Buck Holdings L.P. † ● ⌂	5,210
922	Circuit City Stores, Inc. ▼	7,289
406	Copart, Inc. ●	13,945
216	Foot Locker, Inc.	3,311
41	Liz Claiborne, Inc.	1,411
181	MDC Holdings, Inc.	7,398
176	Newell Rubbermaid, Inc.	5,067
446	Office Depot, Inc. ●	9,194
58	Ruby Tuesday, Inc. ▼	1,060
197	United Stationers, Inc. ●	10,926
141	Wabco Holdings, Inc.	6,584
57	Walter Industries ▼	1,533

		85,468

	Consumer Staples – 6.5%
209	Bunge Ltd. Finance Corp. ▼	22,494
239	Cosan Ltd. ● ▼	3,079
355	Dean Foods Co.	9,071
13,270	Marine Harvest † ●	16,891
305	Smithfield Foods, Inc. ● ▼	9,604
427	Tyson Foods, Inc. Class A	7,620

		68,759

	Energy – 5.1%
758	Brasil EcoDiesel Industria ● ■	4,897
416	Brasil EcoDiesel Industria ADR ●	2,691
387	Newfield Exploration Co. ●	18,657
214	Noble Energy, Inc.	15,010
494	UGI Corp.	12,839

		54,094

	Finance – 14.3%
111	Affiliated Managers Group, Inc. ● ▼	14,205
232	CIT Group, Inc.	9,338
35	City National Corp.	2,461
451	Commerce Bancorp, Inc. ▼	17,494
913	E*Trade Financial Corp. ●	11,925
132	Everest Re Group Ltd.	14,496
76	First Industrial Realty Trust, Inc.	2,957
621	Genesis Lease Ltd.	15,460
225	Liberty Property Trust	9,031
345	Platinum Underwriters Holdings Ltd.	12,388
299	Reinsurance Group of America, Inc. ▼	16,967
531	Thornburg Mortgage, Inc. ▼	6,825
65	UnionBanCal Corp.	3,820
272	Unum Group	6,651
213	Webster Financial Corp.	8,955

		152,973

	Health Care – 7.7%
445	Barr Pharmaceuticals, Inc. ●	25,302
215	Cooper Co., Inc. ▼	11,265
545	Endo Pharmaceuticals Holdings, Inc. ●	16,885
1,445	Impax Laboratories, Inc. ●	16,892
463	Theravance, Inc. ● ▼	12,075

		82,419

	Services – 10.4%
435	Avis Budget Group, Inc. ●	9,964
1,434	BearingPoint, Inc. ● ▼	5,809
116	Cablevision Systems Corp. ●	4,039
392	CACI International, Inc. Class A ●	20,007
322	Entercom Communications Corp. ▼	6,220
402	IMS Health, Inc.	12,317
454	R.H. Donnelley Corp. ● ▼	25,461
346	R.R. Donnelley & Sons Co.	12,661
251	URS Corp. ●	14,186

		110,664

	Technology – 14.1%
639	Arrow Electronics, Inc. ●	27,157
1,010	Cinram International Income Fund	18,924
176	Embarq Corp.	9,769
823	Fairchild Semiconductor International, Inc. ●	15,381
1,501	Flextronics International Ltd. ●	16,777
892	JDS Uniphase Corp. ● ▼	13,337
349	McAfee, Inc. ●	12,177
155	NCR Corp. ●	7,719
452	Solar Cayman Ltd. † ● ⌂	6,092
202	Tektronix, Inc.	5,603
475	Virgin Media, Inc. ▼	11,526
68	Whirlpool Corp.	6,059

		150,521

	Transportation – 3.8%
536	American Commercial Lines, Inc. ● ▼	12,722
637	Northwest Airlines Corp. ●	11,335
180	Trinity Industries, Inc. ▼	6,740
214	UAL Corp. ● ▼	9,967

		40,764

	Utilities – 4.2%
492	Northeast Utilities	14,054
40	PPL Corp.	1,829
108	SBM Offshore N.V. †	4,236
577	Sierra Pacific Resources	9,075

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
357	Wisconsin Energy Corp.	$16,062

		45,256

	Total common stock (Cost $859,460)	$1,050,691

Principal
Amount
SHORT-TERM INVESTMENTS – 14.2%
	Repurchase Agreements – 1.1%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,220, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $2,263)
$2,219	5.10% dated 09/28/2007	$2,219
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,168, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $3,230)
3,167	5.10% dated 09/28/2007	3,167
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,138, collateralized by FNMA 6.00% 2037, value of $2,179)
2,137	5.10% dated 09/28/2007	2,137
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4, collateralized by U.S. Treasury Bond 3.875% 2029, value of $5)
4	5.10% dated 09/28/2007	4

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,642, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $4,733)

4,640	5.10% dated 09/28/2007	4,640

		12,167

Shares
	Securities Purchased with Proceeds from Security Lending – 13.1%
	Cash Collateral Reinvestment Fund:
139,613	BNY Institutional Cash Reserve Fund		139,613

	Total short-term investments (Cost $151,780)		$151,780

	Total investments (Cost $1,011,240) ▲	112.7%	$1,202,471
	Other assets and liabilities	(12.7)%	(135,299)

	Total net assets	100.0%	$1,067,172

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.92% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,011,827 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$231,181
Unrealized Depreciation	(40,537)

Net Unrealized Appreciation	$190,644

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $32,429, which represents 3.04% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $4,897, which represents 0.46% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	5,788	Buck Holdings L.P.	$5,794
03/2007	452	Solar Cayman Ltd.	6,779
The aggregate value of these securities at September 30, 2007 was $11,302 which represents 1.06% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Canadian Dollar (Buy)	$954	$945	10/01/07	$9
Canadian Dollar (Buy)	262	260	10/02/07	2
Canadian Dollar (Buy)	338	339	10/03/07	(1)
Hong Kong Dollar (Buy)	135	135	10/02/07	—
Hong Kong Dollar (Buy)	142	142	10/03/07	—

				$10

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Capital Goods – 0.9%
	Caterpillar, Inc.
$24,000	4.75%, 10/01/2007	$24,000

	Consumer Cyclical – 0.9%
	Wal-Mart Stores, Inc.
22,900	5.26%, 10/02/2007	22,897

	Consumer Staples – 6.4%
	KFW International Holdings
22,000	4.74%, 10/05/2007 ■	21,988
80,650	5.04%, 10/11/2007	80,537
	Unilever Capital Corp.
42,250	5.29%, 11/13/2007 ■	41,985
22,000	5.80%, 08/11/2008 ■ Δ	22,000

		166,510

	Finance – 69.1%
	Alliance & Leicester plc
26,800	5.23%, 11/06/2007	26,662
27,400	5.25%, 11/06/2007	27,257
5,600	5.28%, 11/06/2007	5,571
	American Express Credit Corp.
39,700	5.38%, 12/03/2007	39,330
	American General Finance Corp.
13,200	5.48%, 01/18/2008 Δ	13,205
	American Honda Finance Corp.
9,500	5.37%, 08/06/2008 ■ Δ	9,491
26,300	5.47%, 05/12/2008 ■ Δ	26,300
21,300	5.90%, 09/18/2008 ■ Δ	21,300
	Amsterdam Funding Corp
35,700	5.33%, 10/02/2007	35,695
	Bank of America Corp.
21,300	5.00%, 12/18/2007	21,300
31,900	5.26%, 10/26/2007	31,784
26,500	5.30%, 11/08/2007 Δ	26,500
	Bear Stearns & Co., Inc.
22,000	5.80%, 08/13/2008 Δ	22,000
	Bradford & Bingley plc
21,800	5.24%, 10/22/2007	21,735
18,300	5.76%, 10/04/2007	18,291
	Britannia Building Society
26,700	5.29%, 10/29/2007	26,591
25,500	5.30%, 10/17/2007	25,440
7,570	5.33%, 10/17/2007	7,552
	CAFCO LLC
31,700	5.26%, 10/03/2007	31,691
	Citibank NA
25,600	5.52%, 12/13/2007	25,600
52,900	5.62%, 12/04/2007	52,900
	Danske Bank
22,000	5.47%, 08/19/2008 ■ Δ	22,000
	Danske Corp.
31,000	5.45%, 02/11/2008	30,388
	General Electric Capital Corp.
22,500	4.79%, 11/20/2007	22,351
27,000	4.81%, 11/14/2007	26,842
27,000	4.85%, 01/24/2008	26,588
19,400	5.16%, 08/22/2008 Δ	19,400
	Goldman Sachs Group, Inc.
25,900	5.25%, 10/12/2007	25,858
	HBOS Treasury Services plc
28,400	5.26%, 10/18/2007	28,330
8,200	5.48%, 11/05/2007	8,157
26,440	5.81%, 09/08/2008 ■ Δ	26,437
	HSBC Finance Corp.
22,500	5.81%, 09/06/2008 Δ	22,500
	JP Morgan Chase & Co.
14,000	5.29%, 11/09/2007	13,920
42,500	5.43%, 01/25/2008 Δ	42,504
26,200	5.71%, 09/02/2008 Δ	26,200
	Lehman Brothers Holdings, Inc.
22,000	5.36%, 10/27/2008 Δ	22,000
	Merrill Lynch & Co., Inc.
13,500	4.81%, 11/28/2007	13,396
22,000	5.28%, 08/22/2008 Δ	22,000
29,000	5.36%, 06/26/2008 Δ	29,011
	Morgan Stanley Dean Witter, Inc.
20,000	5.32%, 11/29/2007 Δ	20,000
26,900	5.45%, 03/24/2008 Δ	26,900
19,700	5.63%, 01/30/2008	19,334
	Nationwide Building Society
27,300	5.27%, 10/22/2007 ■	27,217
40,500	5.51%, 11/19/2007 ■	40,198
	Nordea Bank Ab
21,700	5.81%, 09/08/2008 ■ Δ	21,700
	Nordea North America
37,000	5.25%, 10/29/2007	36,851
	Northern Rock plc
29,750	5.29%, 10/31/2007	29,619
23,600	5.48%, 10/12/2007	23,561
	Skandinav Enskilda Bank
40,000	5.42%, 11/27/2007 ■	39,660
21,600	5.82%, 09/08/2008 ■ Δ	21,600
	State Street Bank & Trust Co.
53,000	5.70%, 12/04/2007	53,000
	Svenska Handelsbanken Ab
45,750	5.41%, 11/23/2007	45,392
22,000	5.77%, 08/12/2008 ■ Δ	22,000
	Swedbank
26,300	5.26%, 10/25/2007	26,208
33,600	5.40%, 11/08/2007	33,409
	Toyota Motor Credit Corp.
16,250	4.84%, 11/26/2007	16,129
53,000	4.97%, 07/17/2008 Δ	53,000
31,000	5.28%, 11/05/2007	30,842
	UBS Finance LLC
21,500	5.01%, 03/19/2008	21,003
28,200	5.26%, 10/22/2007	28,114
30,500	5.30%, 11/02/2007	30,357
	Wachovia Bank NA
46,700	5.24%, 02/04/2008	46,700
	Wells Fargo & Co.
27,250	5.45%, 10/11/2007	27,250
22,000	5.69%, 08/15/2008 Δ	22,000
29,525	5.87%, 03/10/2008 Δ	29,535
	Westpac Banking Corp.
33,000	5.28%, 10/26/2007	32,879
21,600	5.74%, 09/15/2008 ■ Δ	21,600

		1,790,135

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
	Health Care – 3.1%
	Astrazeneca plc
$37,600	5.09%, 12/04/2007 ■		$37,263
42,600	5.41%, 12/14/2007		42,132

			79,395

	Repurchase Agreements – 17.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $142,362, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $145,571)
142,316	3.95% dated 09/28/2007		142,316
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $154,136, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $157,249)
154,086	3.90% dated 09/28/2007		154,086
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $142,362, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $144,903)
142,316	3.90% dated 09/28/2007		142,315

			438,717

	Technology – 2.1%
	John Deere Capital Corp.
55,240	5.09%, 10/15/2007		55,131

	Total investments (Cost $2,576,785) ▲	99.5%	$2,576,785
	Other assets and liabilities	0.5%	12,953

	Total net assets	100.0%	$2,589,738

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 27.36% of total net assets at September 30, 2007.

▲	Also represents cost for tax purposes.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $422,739, which represents 16.32% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Mortgage Securities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 36.9%
	Finance – 36.9%
	Ameriquest Mortgage Securities, Inc.
$2,097	6.35%, 09/25/2032 Δ ‡	$1,972
	Ansonia CDO Ltd.
3,800	5.43%, 07/28/2046 ■ Δ ‡	3,252
	Arbor Realty Mortgage Securities
5,000	5.74%, 01/26/2042 ■ Δ	4,549
	Banc of America Commercial Mortgage, Inc.
37,100	4.83%, 07/11/2043 ■ Ø	1,411
5,000	5.84%, 06/10/2049 Δ	4,850
	Banc of America Large Loan
3,000	5.99%, 10/15/2019 ■ Δ	2,963
	Bayview Commercial Asset Trust
32,031	7.00%, 07/25/2037 ⌂ Ø	4,369
34,958	7.50%, 09/25/2037 ⌂ Ø	5,009
	Bayview Financial Acquisition Trust
1,100	7.16%, 05/28/2037 ⌂ Δ	770
700	8.51%, 05/28/2037 ⌂ Δ	367
	Bear Stearns Asset Backed Securities, Inc.
1,994	6.23%, 05/25/2037 Δ	1,488
	Bear Stearns Commercial Mortgage Securities, Inc.
32,984	4.85%, 08/15/2038 ■ Ø	1,689
	Carrington Mortgage Loan Trust
1,668	6.78%, 02/25/2037 Δ	1,257
	CBA Commercial Small Balance Commercial Mortgage
920	6.09%, 07/25/2039 ■ Δ	920
970	6.50%, 07/25/2039 ■ Δ	970
23,905	7.25%, 07/25/2039 ⌂ Ø	2,296
	Citigroup Commercial Mortgage Trust
5,000	5.89%, 12/10/2049 Δ	5,055
2,500	5.99%, 08/15/2021 ■ Δ ‡	2,469
	Citigroup Mortgage Loan Trust, Inc.
9,746	5.93%, 07/25/2037 Δ	9,807
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,000	5.65%, 10/15/2048	6,933
	Cobalt CMBS Commercial Funding Corp.
10,000	5.25%, 08/15/2048	9,620
	Commercial Mortgage Pass-Through Certificate
4,347	6.04%, 12/15/2020 ■ Δ	4,270
	Countrywide Alternative Loan Trust
3,703	5.50%, 10/25/2035 Δ	3,676
	Countrywide Asset-Backed Certificates
8,500	5.57%, 11/25/2035	8,406
	Countrywide Home Loan Mortgage Pass-Through Trust
4,444	5.00%, 01/25/2019	4,339
	Credit Suisse Mortgage Capital Certificates
2,000	6.55%, 09/15/2021 ■ Δ	1,959
	CS First Boston Mortgage Securities Corp.
45,310	4.01%, 03/15/2035 ■ Ø	1,386
	Deutsche Alt-A Securities, Inc.
6,718	5.57%, 02/25/2036 Δ	6,727
	DLJ Mortgage Acceptance Corp. Class B1
38	7.25%, 09/18/2011 ■	38
	DLJ Mortgage Acceptance Corp. Class B2
13	7.25%, 09/18/2011 ■	13
	First Franklin Mortgage Loan Asset Backed Certificates
1,349	7.61%, 07/25/2033 Δ	1,288
	Green Tree Financial Corp.
225	7.30%, 01/15/2026	229
	Greenwich Capital Commercial Funding Corp.
4,000	5.56%, 11/05/2021 ■ Δ	3,921
	Hasco NIM Trust
727	6.17%, 08/26/2036 ⌂	582
	Indymac Index Mortgage Loan Trust
8,801	5.37%, 06/25/2037 Δ	8,496
	LB-UBS Commercial Mortgage Trust
42,177	4.25%, 12/15/2036 ■ Ø	946
	LNR CDO Ltd.
2,800	5.48%, 05/28/2043 ■ Δ	2,470
	Mach One Trust Commercial Mortgage-Backed
31,697	6.09%, 05/28/2040 ■ Ø	1,052
	Master Asset Backed Securities Trust
1,021	5.88%, 05/25/2033 Δ	1,021
2,000	6.93%, 05/25/2033 Δ	1,923
	Master Asset Securitization Trust
3,744	5.00%, 12/25/2018	3,656
	Merrill Lynch Floating Trust
4,250	5.95%, 06/15/2022 ■ Δ	4,225
	Merrill Lynch Mortgage Investors, Inc.
1,303	6.78%, 05/25/2032 Δ	1,305
	Merrill Lynch Mortgage Trust
5,000	5.24%, 11/12/2035	4,961
	Merrill Lynch/Countrywide Commercial Mortgage Trust
10,000	5.20%, 12/12/2049	9,590
	Morgan Stanley ABS Capital I
4,189	6.63%, 11/25/2032 Δ	3,953
	Morgan Stanley Capital
5,500	5.85%, 10/15/2020 ■ Δ	5,447
	Morgan Stanley Capital I
4,900	5.69%, 04/15/2049 Δ	4,909
	Renaissance Home Equity Loan Trust
3,330	7.00%, 09/25/2037 ⌂	2,664
1,700	7.50%, 04/25/2037 - 06/25/2037 ⌂	1,019
	Residential Asset Mortgage Products, Inc.
2,679	5.70%, 10/25/2031	2,647
	Spirit Master Funding LLC
5,837	5.76%, 03/20/2024 ■	5,574
	Structured Asset Securities Corp.
4,817	6.13%, 02/25/2033 Δ	4,547
2,000	7.63%, 02/25/2037 ⌂ Δ	1,077

	Total asset & commercial mortgage backed securities (Cost $186,992)	$180,332

Hartford Mortgage Securities HLS Fund

Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
CORPORATE BONDS: INVESTMENT GRADE - 0.3%
	Finance – 0.3%
	North Street Referenced Linked Notes
$1,500	6.41%, 07/30/2010 ⌂ Δ		$1,290

	Total corporate bonds: investment grade (Cost $1,323)		$1,290

U.S. GOVERNMENT AGENCIES – 75.4%
	Federal Home Loan Mortgage Corporation – 25.3%
	Mortgage Backed Securities:
$1,551	4.50%, 2018		$1,497
3,068	4.94%, 2035		3,032
24,000	5.50%, 2022 *		23,925
26,280	5.50%, 2034 ‡		25,791
9,997	5.95%, 2037 Δ		10,123
1,239	6.00%, 2022 - 2034		1,249
20,500	6.00%, 2037 *		20,519
1,799	6.50%, 2014 - 2017		1,847
2,135	7.00%, 2026 - 2032		2,217
36	7.50%, 2024 - 2025		38
116	8.00%, 2013 - 2024		123
39	8.50%, 2009 - 2024		42
3	9.50%, 2008		3
65	10.00%, 2020		73

			90,479

	Remic – Pac’s:
6,895	5.00%, 2034		6,560
15,802	5.50%, 2035		15,513

			22,073

	Remic – Z Bonds:
12,684	5.50%, 2033 Φ		11,173

			123,725

	Federal National Mortgage Association – 29.4%
	Mortgage Backed Securities:
5,861	4.77%, 2035 Δ		5,806
22,182	5.00%, 2018 - 2035		21,360
14,799	5.34%, 2037 Δ		14,813
8,613	5.50%, 2033		8,460
8,262	5.59%, 2037 Δ		8,246
8,509	5.94%, 2037 Δ		8,577
22,032	6.00%, 2023 - 2035		22,184
3,854	6.01%, 2037 Δ		3,928
24,784	6.50%, 2028 - 2037		25,350
3,600	6.50%, 2037 *		3,665
3,659	7.00%, 2011 - 2032		3,790
286	8.00%, 2029 - 2031		300
72	9.00%, 2021		78

			126,557

	Remic – IO & IO-Ette:
18,598	10.00%, 2037 Ø		5,009

	Remic – Pac’s:
10,371	5.50%, 2035		10,129
1,820	6.50%, 2031		1,883

			12,012

	Zero Coupon:
10	11.00%, 2009 ○		10

			143,588

	Government National Mortgage Association – 10.1%
	Mortgage Backed Securities:
35,600	6.00%, 2037 *		35,767
5,282	6.00%, 2033 ‡		5,328
4,898	6.50%, 2028 - 2032 ‡		5,020
2,265	7.00%, 2032 ‡		2,372
674	7.50%, 2022 - 2030 ‡		706
126	8.50%, 2017 - 2030 ‡		135
84	9.50%, 2009 ‡		87
7	12.50%, 2015 ‡		8

			49,423

	Other Government Agencies – 10.6%
	Small Business Administration Participation Certificates:
3,502	5.12%, 2026		3,461
2,327	5.23%, 2027		2,326
5,091	5.31%, 2027		5,085
8,393	5.32%, 2027		8,423
5,386	5.36%, 2026		5,403
4,008	5.37%, 2026		4,023
4,857	5.56%, 2027		4,907
4,548	5.71%, 2027		4,631
3,941	5.82%, 2027		4,033
9,502	6.30%, 2019		9,761

			52,053

	Total U.S. government agencies (Cost $369,937)		$368,789

	Total long-term investments (Cost $558,252)		$550,411

SHORT-TERM INVESTMENTS – 3.9%
	Repurchase Agreements – 3.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,104, collateralized by U.S. Treasury Bond 6.00% – 8.125% 2019 – 2026, value of $ 6,242)
$6,102	3.95% dated 09/28/2007		$6,102
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,609, collateralized by U.S. Treasury Bond 5.25% – 7.25% 2022 – 2028, value of $ 6,743)
6,607	3.90% dated 09/28/2007		6,607
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,104, collateralized by U.S. Treasury Note 4.25% – 9.25% 2014 – 2016, value of $6,213)
6,103	3.90% dated 09/28/2007		6,103

			18,812

	U.S. Treasury Bills – 0.1%
475	3.88%, 12/13/2007 ○ □		471

	Total short-term investments (Cost $19,283)		$19,283

	Total investments (Cost $577,535) ▲	116.5%	$569,694
	Other assets and liabilities	(16.5)%	(80,627)

	Total net assets	100.0%	$489,067

Hartford Mortgage Securities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $577,902 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,952
Unrealized Depreciation	(10,160)

Net Unrealized Depreciation	$(8,208)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $49,524, which represents 10.13% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Ø	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2007.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $84,254.

Φ	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
05/2007	32,031	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	$4,567
08/2007	34,958	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	4,857
04/2007	1,100	Bayview Financial Acquisition Trust, 7.16%, 05/28/2037	1,100
04/2007	700	Bayview Financial Acquisition Trust, 8.51%, 05/28/2037	676
05/2007	23,905	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	2,220
09/2006	727	Hasco NIM Trust, 6.17%, 08/26/2036 - 144A	727
11/2006	1,500	North Street Referenced Linked Notes, 6.41%, 07/30/2010 - 144A	1,323
08/2007	3,330	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	2,664
05/2007	1,700	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 - 06/25/2037	1,536
03/2007	2,000	Structured Asset Securities Corp., 7.63%, 02/25/2037	1,859

The aggregate value of these securities at September 30, 2007 was $19,443 which represents 3.98% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.
Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
U.S. 2 Year Note Future	1,133	Long	Dec, 2007	$853
U.S. 5 yr Note Future	144	Long	Dec, 2007	26
U.S. 10 Year Note Future	760	Short	Dec, 2007	(228)
U.S. Long Bond Futures	123	Short	Dec, 2007	22

				$673

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.4%
	Basic Materials – 11.0%
308	Agrium, Inc.	$16,769
108	Alpha Natural Resources, Inc. ●	2,506
251	Arch Coal, Inc. ▼	8,453
50	Barnes Group, Inc.	1,603
43	Brush Engineered Materials, Inc. ●	2,208
41	Century Aluminum Co. ●	2,142
44	Ceradyne, Inc. ●	3,359
43	CF Industries Holdings, Inc.	3,287
127	Champion Enterprises, Inc. ● ▼	1,392
133	Cleveland-Cliffs, Inc. ▼	11,689
41	Drew Industries ●	1,650
95	FMC Corp.	4,926
55	Grace (W.R.) & Co. ● ▼	1,481
189	Greif, Inc.	11,514
594	Hercules, Inc.	12,482
254	Jarden Corp. ●	7,869
3,932	Kingboard Chemical Holdings Ltd. †	25,016
218	Lupatech S.A.	5,466
123	Myers Industries	2,442
408	Owens-Illinois, Inc. ●	16,924
1,039	Rexam plc †	11,667
191	Sturm Ruger & Co., Inc. ● ▼	3,421
78	Tempur-Pedic International, Inc. ▼	2,795
600	Terra Industries, Inc. ● ▼	18,758
98	Tupperware Brands Corp.	3,088

		182,907

	Capital Goods – 6.7%
302	Asyst Technologies, Inc. ●	1,596
53	Bally Technologies, Inc. ●	1,862
87	Blyth, Inc.	1,777
102	Brooks Automation, Inc. ●	1,452
113	Build-A-Bear Workshop, Inc. ● ▼	2,007
104	Cohu, Inc.	1,948
96	Cymer, Inc. ●	3,675
40	Dril-Quip, Inc. ●	1,991
208	Entegris, Inc. ●	1,802
272	Flowserve Corp.	20,697
43	Gulf Island Fabrication	1,633
67	Hexcel Corp. ●	1,531
41	Hurco Cos. ●	2,211
120	Kennametal, Inc.	10,099
180	Kulicke and Soffa Industries, Inc. ●	1,525
46	Lufkin Industries, Inc.	2,504
372	Marvel Entertainment, Inc. ● ▼	8,725
149	MKS Instruments, Inc. ●	2,838
45	NATCO Group, Inc. ●	2,332
148	Rudolph Technologies, Inc. ●	2,045
68	Tessera Technologies, Inc. ●	2,549
341	TransDigm Group, Inc. ●	15,605
163	Trina Solar Ltd. ADR ● ▼	9,281
165	Varian Semiconductor Equipment Associates, Inc. ●	8,837

		110,522

	Consumer Cyclical – 14.9%
145	Aeropostale, Inc. ●	2,759
258	Alliance One International, Inc. ●	1,689
290	American Eagle Outfitters, Inc.	7,619
76	Applebee’s International, Inc.	1,894
302	BJ’s Wholesale Club, Inc. ●	9,998
100	Bon-Ton Stores, Inc. ▼	2,268
147	Builders FirstSource, Inc. ●	1,586
83	CBRL Group, Inc. ▼	3,378
22	Chemed Corp.	1,357
17	Chipotle Mexican Grill, Inc. ●	1,773
63	Collective Brands Inc. ●	1,399
59	Conns, Inc. ● ▼	1,400
159	Crocs, Inc. ● ▼	10,661
136	CSK Automotive Corp. ●	1,445
438	Cytyc Corp. ●	20,860
28	Deckers Outdoor Corp. ●	3,063
372	Dick’s Sporting Goods, Inc. ●	24,997
406	Dollar Tree Stores, Inc. ●	16,459
154	Dufry Group	18,604
52	Ethan Allen Interiors, Inc. ▼	1,686
286	GameStop Corp. Class A ●	16,141
32	Genesco, Inc. ●	1,458
30	Granite Construction, Inc.	1,565
61	Green Mountain Coffee Roasters ●.	2,018
82	GSI Commerce, Inc. ● ▼	2,180
64	Hayes Lemmerz International ●	265
62	Herman Miller, Inc.	1,675
62	Integrated Electrical Services, Inc. ●	1,599
35	J. Crew Group, Inc. ●	1,455
21	Jack in the Box, Inc. ●	1,354
78	Jo-Ann Stores, Inc. ●	1,638
109	Jos. A. Bank Clothiers, Inc. ● ▼.	3,651
95	Knoll, Inc.	1,691
82	K-Swiss, Inc.	1,870
82	Lear Corp. ●	2,626
535	LKQ Corp. ● ▼	18,621
37	Men’s Wearhouse, Inc.	1,884
103	Pacific Sunwear of California, Inc. ●	1,520
70	Perini Corp. ●	3,938
81	PSS World Medical, Inc. ●	1,546
54	Sigma Designs, Inc. ● ▼	2,587
108	Sotheby’s	5,159
314	Source Information Management Co. ●	1,107
70	Systemax, Inc. ▼	1,426
173	UbiSoft Entertainment S.A. † ●	11,799
52	Under Armour, Inc. Class A ●	3,084
30	United Stationers, Inc. ●	1,654
239	VistaPrint Ltd. ● ▼	8,916
114	Walter Industries	3,072
81	Warnaco Group, Inc. ●	3,180
44	World Fuel Services Corp.	1,804

		247,378

	Consumer Staples – 0.5%
35	Chattem, Inc. ● ▼	2,446
62	Flowers Foods, Inc.	1,359
38	M & F Worldwide Corp. ●	1,910
75	Vector Group Ltd.	1,682

		7,397

	Energy – 4.9%
69	Alon USA Energy, Inc.	2,343
31	Arena Resources, Inc. ●	2,060
40	ATP Oil & Gas Corp. ●	1,862
34	Atwood Oceanics, Inc. ●	2,601

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
92	Basic Energy Services, Inc. ● ▼	$1,934
320	Cabot Oil & Gas Corp.	11,256
775	Complete Production Services, Inc. ● ▼	15,881
26	Dawson Geophysical Co. ●	1,997
95	Delek U.S. Holdings, Inc.	2,372
346	Denbury Resources, Inc. ●	15,446
254	Forest Oil Corp. ●	10,942
594	Grey Wolf, Inc. ●	3,889
177	Hercules Offshore, Inc. ● ▼	4,630
102	RPC, Inc. ▼	1,446
32	W-H Energy Services ●	2,353

		81,012

	Finance – 9.4%
2,921	Aberdeen Asset Management plc †	10,913
600	Aercap Holdings N.V. ●	14,932
226	Aircastle Ltd.	7,553
16	Alexandria Real Estate Equities, Inc.	1,492
368	Allied World Assurance Holdings Ltd.	19,103
146	Amtrust Financial Services	2,211
6,532	Babcock and Brown Wind Partners † ▼	10,478
181	Centene Corp. ●	3,900
138	CompuCredit Corp. ●	2,987
58	Cousins Properties, Inc. ▼	1,708
525	Covanta Holding Corp. ●	12,876
57	Digital Realty Trust, Inc.	2,226
12	Enstar Group Ltd. ● ▼	1,524
43	Equity Lifestyle Properties, Inc.	2,220
71	Evercore Partners, Inc.	1,876
56	FCStone Group, Inc. ●	1,815
67	Felcor Lodging Trust, Inc.	1,327
54	First Industrial Realty Trust, Inc.	2,103
29	Gamco Investors, Inc.	1,595
20	GFI Group, Inc. ●	1,728
48	Greenhill & Co., Inc. ▼	2,921
59	HealthExtras, Inc. ●	1,645
33	International Securities Exchange Holdings, Inc.	2,207
51	James River Group, Inc.	1,656
132	Knight Capital Group, Inc. ●	1,584
292	MF Global Ltd. ●	8,458
125	Nationwide Health Properties, Inc. ▼	3,768
68	optionsXpress Holdings, Inc.	1,774
328	ProAssurance Corp. ● ▼	17,644
72	SVB Financial Group ● ▼	3,423
112	Universal American Financial Corp. ●	2,547
78	Waddell and Reed Financial, Inc. Class A	2,098
45	World Acceptance Corp. ●	1,503

		155,795

	Health Care – 9.8%
50	Adams Respiratory Therapeutics, Inc. ● ▼	1,939
61	Affymetrix, Inc. ● ▼	1,556
72	Align Technology, Inc. ● ▼	1,819
395	Alkermes, Inc. ●	7,276
138	Alliance Imaging, Inc. ●	1,248
180	American Oriental Bioengineering, Inc. ● ▼	2,005
148	Amylin Pharmaceuticals, Inc. ● ▼.	7,420
116	Apria Healthcare Group, Inc. ●	3,030
425	Arena Pharmaceuticals, Inc. ● ▼	4,651
39	ArthroCare Corp. ●	2,180
79	Biomarin Pharmaceutical, Inc. ●	1,955
151	Bradley Pharmaceuticals, Inc. ● ▼	2,754
343	Charles River Laboratories International, Inc. ●	19,254
126	Cubist Pharmaceuticals, Inc. ●	2,672
184	Dendreon Corp. ● ▼	1,415
78	Foxhollow Technologies, Inc. ●	2,052
288	HealthSouth Corp. ● ▼	5,037
45	Healthways, Inc. ● ▼	2,416
672	Human Genome Sciences, Inc. ● ▼	6,919
39	Immucor, Inc. ●	1,409
47	Integra LifeSciences Holdings Corp. ● ▼	2,290
82	KV Pharmaceutical Co. ●	2,336
44	Kyphon, Inc. ●	3,087
77	LCA-Vision, Inc.	2,261
43	Magellan Health Services, Inc. ●.	1,734
81	Matria Healthcare, Inc. ●	2,116
294	Medicines Co. ●	5,245
96	Medicis Pharmaceutical Corp. Class A ▼	2,931
40	Mentor Corp. ▼	1,856
113	MGI Pharma, Inc. ●	3,144
237	Mindray Medical International Ltd. ▼	10,188
39	Myriad Genetics, Inc. ●	2,028
120	Noven Pharmaceuticals, Inc. ●	1,916
43	Onyx Pharmaceuticals, Inc. ●	1,854
63	OSI Pharmaceuticals, Inc. ●	2,135
88	Par Pharmaceutical Cos., Inc. ●	1,635
50	PharmaNet Development Group, Inc. ●	1,453
40	Pharmion Corp. ●	1,843
80	Quidel Corp. ●	1,557
125	Savient Pharmaceuticals, Inc. ●	1,812
112	Sciele Pharma, Inc. ● ▼	2,916
73	STERIS Corp.	2,000
58	United Therapeutics Corp. ● ▼	3,888
135	Valeant Pharmaceuticals International	2,094
45	Ventana Medical Systems, Inc. ●	3,883
143	Vertex Pharmaceuticals, Inc. ● ▼.	5,483
404	ViroPharma, Inc. ●	3,596
275	Volcano Corp. ●	4,520
32	Xenoport, Inc. ●	1,514

		162,322

	Services – 12.7%
86	ABM Industries, Inc.	1,720
51	Administaff, Inc.	1,869
28	Anixter International, Inc. ●	2,289
79	Atheros Communications, Inc. ●	2,369
31	CACI International, Inc. Class A ●	1,558
58	CDI Corp.	1,606
70	Cinemark Holdings, Inc.	1,296
321	Citadel Broadcasting Corp.	1,337
103	Corvel ●	2,387
40	CPI Corp.	1,525
150	Diebold, Inc.	6,798
212	Digital River, Inc. ●	9,469
259	Dolan Media Co. ●	6,289

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services (continued)
65	DynCorp International, Inc. ●	$1,509
164	Factset Research Systems, Inc	11,235
468	Focus Media Holding Ltd. ADR ● ▼	27,142
465	Foundry Networks, Inc. ●	8,268
91	FTI Consulting, Inc. ●	4,558
190	Healthspring, Inc. ●	3,701
44	Heidrick & Struggles International, Inc. ●	1,613
45	Hub Group, Inc. ●	1,339
147	Hudson Highland Group, Inc. ●	1,870
398	Iron Mountain, Inc. ●	12,117
68	Jack Henry & Associates, Inc	1,761
85	Kelly Services, Inc	1,687
655	Live Nation, Inc. ●	13,926
99	Macrovision Corp. ●	2,450
49	MAXIMUS, Inc	2,117
374	Mentor Graphics Corp. ●	5,643
27	Micros Systems ●	1,783
60	Monarch Casino & Resort, Inc. ●	1,706
680	Net Servicos de Comunicacao S.A. ●	11,221
262	Nice Systems Ltd. ●	9,393
95	Parametric Technology Corp. ●	1,661
116	Premiere Global Services, Inc. ●	1,466
151	Priceline.com, Inc. ● ▼	13,416
72	Resources Connection, Inc	1,665
185	Spherion Corp. ●	1,524
226	TeleTech Holdings, Inc. ●	5,404
73	Time Warner Telecom, Inc. Class A ●	1,604
37	Vail Resorts, Inc. ● ▼	2,301
497	Waste Connections, Inc. ●	15,775

		210,367

	Technology – 27.3%
680	Activision, Inc. ●	14,689
252	Acuity Brands, Inc	12,698
85	ADTRAN, Inc	1,963
213	Advanced Energy Industries, Inc. ●	3,210
53	Advent Software, Inc. ● ▼	2,497
21	American Science & Engineering, Inc. ▼	1,339
231	Amkor Technology, Inc. ●	2,665
45	Ansoft Corp. ●	1,499
630	Ansys, Inc. ●	21,534
147	Aspen Technology, Inc. ●	2,098
44	ATMI, Inc. ●	1,298
53	Belden, Inc	2,472
48	Blackboard, Inc. ●	2,214
42	Blue Coat Systems, Inc. ●	3,278
455	Cellcom Israel Ltd. ▼	11,074
207	Centennial Cellular Corp. Class A ●	2,093
97	Chordiant Software, Inc. ●	1,349
89	Cogent Communication Group, Inc. ● ▼	2,078
69	Comtech Telecommunications Corp. ●	3,675
144	Concur Technologies, Inc. ●	4,552
84	Consolidated Communications Holdings, Inc	1,640
94	CSG Systems International, Inc. ●	2,007
280	Ctrip.com International Ltd	14,482
29	Cubic Corp	1,241
50	Diodes, Inc. ●	1,589
239	Dobson Communications Corp. ●	3,062
803	Emulex Corp. ●	15,381
249	Equinix, Inc. ● ▼	22,144
31	Esterline Technologies Corp. ●	1,775
106	Faro Technologies ●	4,689
288	FLIR Systems, Inc. ●	15,942
39	FormFactor, Inc. ●	1,712
626	Fossil, Inc. ●	23,378
160	Genlyte Group ●	10,276
17	Golden Telecom, Inc	1,328
276	Hologic, Inc. ● ▼	16,863
244	IHS, Inc. ● ▼	13,797
117	Informatica Corp. ●	1,838
385	Interactive Data Corp	10,869
164	Interdigital, Inc. ●	3,408
18	Itron, Inc. ● ▼	1,676
96	j2 Global Communications, Inc. ●	3,156
338	Kenexa Corp. ● ▼	10,416
51	Microsemi Corp. ●	1,419
51	MicroStrategy, Inc. ●	4,019
95	Netflix, Inc. ● ▼	1,961
45	Netlogic Microsystems, Inc. ● ▼	1,636
111	Novatel Wireless, Inc. ●	2,519
68	NTELOS Holdings Corp	2,013
469	Nuance Communications, Inc. ● ▼	9,054
735	O2Micro International Ltd. ADR ●	11,367
82	OmniVision Technologies, Inc. ● ▼	1,854
228	ON Semiconductor Corp. ●	2,867
715	Orbitz Worldwide, Inc. ● ▼	8,075
133	PAETEC Holding Corp. ●	1,660
96	Phase Forward, Inc. ●	1,917
275	PMC — Sierra, Inc. ● ▼	2,310
69	Polycom, Inc. ●	1,851
515	Red Hat, Inc. ●	10,242
292	RF Micro Devices, Inc. ● ▼	1,965
80	RightNow Technologies, Inc. ● ▼	1,294
68	SAVVIS, Inc. ● ▼	2,624
331	Semtech Corp. ● ▼	6,758
120	SiRF Technology Holdings, Inc. ● ▼	2,565
139	Sonic Solutions, Inc. ● ▼	1,455
258	Sonus Networks, Inc. ● ▼	1,575
61	SPSS, Inc. ●	2,518
500	Sycamore Networks, Inc. ●	2,037
304	Teledyne Technologies, Inc. ●	16,253
245	THQ, Inc. ●	6,105
107	Trident Microsystems, Inc. ● ▼	1,697
202	Triumph Group, Inc. ●	16,522
296	Trizetto Group, Inc. ●	5,183
19	United Industrial Corp	1,463
174	Valueclick, Inc. ●	3,906
26	Varian, Inc. ●	1,681
82	Veeco Instruments, Inc. ●	1,598
407	VeriFone Holdings, Inc. ● ▼	18,025
211	Verint Systems, Inc. ●	5,482
133	Websense, Inc. ●	2,614
125	Wind River Systems, Inc. ●	1,473
112	Zoran Corp. ●	2,256

		452,757

	Transportation – 0.7%
8,899	Air Asia BHD † ●	4,775

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
649	ExpressJet Holdings, Inc. ● ▼	$2,005
56	FreightCar America, Inc.	2,146
56	Polaris Industries, Inc. ▼	2,427

		11,353

	Utilities – 0.5%
29	ITC Holdings Corp.	1,429
264	Theolia S.A. † ● ▼	7,054

		8,483

	Total common stock (Cost $1,442,807)	$1,630,293

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS – 20.8%
	Repurchase Agreements – 0.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,529, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $1,559)
$1,528	5.10% dated 09/28/2007	$1,528
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,051, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $2,098)
2,051	3.95% dated 09/28/2007	2,051
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,182, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $2,224)
2,181	5.10% dated 09/28/2007	2,181
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,472, collateralized by FNMA 6.00% 2037, value of $1,501)
1,471	5.10% dated 09/28/2007	1,471
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,221, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $2,266)
2,220	3.90% dated 09/28/2007	2,220
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3, collateralized by U.S. Treasury Bond 3.875% 2029, value of $3)
3	5.10% dated 09/28/2007	3

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,197, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $3,260)

3,196	5.10% dated 09/28/2007	3,196
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,051, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $2,088)
2,051	3.90% dated 09/28/2007	2,051

		14,701

		Market
Shares		Value +
	Securities Purchased with Proceeds from Security Lending – 19.8%
	Cash Collateral Reinvestment Fund:
327,750	BNY Institutional Cash Reserve Fund	327,750

Principal			Market
Amount			Value +
	U.S. Treasury Bills – 0.1%
1,150	3.88%, 12/13/2007 ○ □		1,142

	Total short-term investments (Cost $343,592)		$343,593

	Total investments (Cost $1,786,399) ▲	119.2%	$1,973,886
	Other assets and liabilities	(19.2)%	(317,869)

	Total net assets	100.0%	$1,656,017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.90% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,789,618 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$248,194
Unrealized Depreciation	(63,926)

Net Unrealized Appreciation	$184,268

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $81,702, which represents 4.93% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.
Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	89	Long	Dec, 2007	$35

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.2%
	Basic Materials – 5.5%
17	Alpha Natural Resources, Inc. ●	$402
8	Barnes Group, Inc.	255
7	Brush Engineered Materials, Inc. ●	370
113	Century Aluminum Co. ● ▼	5,926
105	Ceradyne, Inc. ● ▼	7,981
51	CF Industries Holdings, Inc.	3,834
21	Champion Enterprises, Inc. ● ▼	226
110	Cleveland-Cliffs, Inc. ▼	9,694
50	Drew Industries ●	2,046
76	Grace (W.R.) & Co. ● ▼	2,042
4	Greif, Inc.	237
18	Myers Industries	362
140	Select Comfort Corp. ● ▼	1,959
30	Sturm Ruger & Co., Inc. ● ▼	530
184	Sun Hydraulics Corp. ▼	5,848
251	Tempur-Pedic International, Inc. ▼	8,939
30	Terra Industries, Inc. ●	928
16	Tupperware Brands Corp.	490

		52,069

	Capital Goods – 5.4%
46	Asyst Technologies, Inc. ●	241
8	Bally Technologies, Inc. ●	275
11	Blyth, Inc.	226
12	Brooks Automation, Inc. ●	172
17	Build-A-Bear Workshop, Inc. ● ▼	295
14	Cohu, Inc.	259
15	Cymer, Inc. ●	583
6	Dril-Quip, Inc. ●	292
30	Entegris, Inc. ●	263
111	Graco, Inc.	4,351
79	Gulf Island Fabrication	3,032
11	Hexcel Corp. ●	244
7	Hurco Cos. ●	355
160	Intevac, Inc. ●	2,435
139	Jakks Pacific, Inc. ●	3,699
23	Kulicke and Soffa Industries, Inc. ●	194
111	Lennox International, Inc.	3,738
35	Lufkin Industries, Inc.	1,906
132	MKS Instruments, Inc. ●	2,516
7	NATCO Group, Inc. ●	368
76	Robbins & Myers, Inc.	4,343
22	Rudolph Technologies, Inc. ●	311
217	Steelcase, Inc.	3,893
11	Tessera Technologies, Inc. ●	416
306	Varian Semiconductor Equipment Associates, Inc. ●	16,369

		50,776

	Consumer Cyclical – 12.1%
171	Aeropostale, Inc. ●	3,254
181	Agilysys, Inc.	3,064
39	Alliance One International, Inc. ●	255
150	AnnTaylor Stores Corp. ●	4,757
12	Applebee’s International, Inc.	304
126	Applied Industrial Technologies, Inc.	3,897
793	Arris Group, Inc. ● ▼	9,790
97	BJ’s Wholesale Club, Inc. ●	3,230
137	Bon-Ton Stores, Inc. ▼	3,120
246	Brown Shoe Co., Inc.	4,765
44	Buffalo Wild Wings, Inc. ● ▼	1,667
23	Builders FirstSource, Inc. ●	251
237	Building Materials Holdings Corp. ▼	2,506
13	CBRL Group, Inc.	541
81	Charlotte Russe Holding, Inc. ●	1,187
66	Chemed Corp.	4,101
3	Chipotle Mexican Grill, Inc. ●	279
223	Collective Brands Inc. ●	4,927
7	Conns, Inc. ● ▼	167
97	Crocs, Inc. ● ▼	6,523
16	CSK Automotive Corp. ●	175
30	Deckers Outdoor Corp. ●	3,387
136	Eddie Bauer Holdings, Inc. ● ▼	1,166
7	Ethan Allen Interiors, Inc.	242
5	Genesco, Inc. ●	232
5	Granite Construction, Inc.	258
9	Green Mountain Coffee Roasters ●	313
13	GSI Commerce, Inc. ● ▼	350
11	Hayes Lemmerz International ●	44
10	Herman Miller, Inc.	266
460	Hot Topic, Inc. ●	3,429
8	Integrated Electrical Services, Inc. ●	203
186	J. Crew Group, Inc. ● ▼	7,679
3	Jack in the Box, Inc. ●	216
12	Jo-Ann Stores, Inc. ●	243
17	Jos. A. Bank Clothiers, Inc. ● ▼	580
15	Knoll, Inc.	264
12	K-Swiss, Inc.	266
13	Lear Corp. ●	421
16	Lululemon Athletica, Inc. ● ▼	651
82	Maidenform Brands, Inc. ●	1,307
58	Men’s Wearhouse, Inc.	2,936
73	Nash Finch Co. ▼	2,916
48	P. F. Chang’s China Bistro, Inc. ● ▼	1,406
342	Pacific Sunwear of California, Inc. ●	5,050
36	Perini Corp. ●	2,006
63	Phillips-Van Heusen Corp.	3,280
13	PSS World Medical, Inc. ●	244
8	Sigma Designs, Inc. ●	394
189	Skechers U.S.A., Inc. Class A ●	4,168
104	Sotheby’s	4,992
410	Source Information Management Co. ● ▼	1,441
9	Systemax, Inc. ▼	190
102	Tenneco Automotive, Inc. ●	3,148
5	United Stationers, Inc. ●	263
18	Walter Industries	492
13	Warnaco Group, Inc. ●	508
8	World Fuel Services Corp.	315

		114,026

	Consumer Staples – 0.3%
6	Chattem, Inc. ●	389
10	Flowers Foods, Inc.	215
6	M & F Worldwide Corp. ●	300
244	Sally Beauty Co., Inc. ●	2,064
12	Vector Group Ltd.	271

		3,239

	Energy – 5.7%
227	Alon USA Energy, Inc.	7,667

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
4	Arena Resources, Inc. ●	$294
6	ATP Oil & Gas Corp. ●	282
5	Atwood Oceanics, Inc. ●	420
14	Basic Energy Services, Inc. ● ▼	292
275	Cabot Oil & Gas Corp.	9,673
210	Complete Production Services, Inc. ●	4,297
30	Dawson Geophysical Co. ●	2,358
294	Delek U.S. Holdings, Inc.	7,356
697	Grey Wolf, Inc. ●	4,566
257	Headwaters, Inc. ● ▼	3,824
28	Hercules Offshore, Inc. ● ▼	742
279	Pioneer Drilling Co. ●	3,392
12	RPC, Inc.	164
66	Swift Energy Co. ●	2,684
105	Trico Marine Services, Inc. ● ▼	3,114
190	Union Drilling, Inc. ●	2,772
5	W-H Energy Services ●	376

		54,273

	Finance – 8.0%
243	Advanta Corp. Class B	6,675
3	Alexandria Real Estate Equities, Inc.	241
73	Allied World Assurance Holdings Ltd.	3,784
325	Amerisafe, Inc. ●	5,379
22	Amtrust Financial Services	331
99	Arch Capital Group Ltd. ●	7,337
70	Ashford Hospitality	707
277	Aspen Insurance Holdings Ltd.	7,731
29	Centene Corp. ●	617
79	CompuCredit Corp. ● ▼	1,713
9	Cousins Properties, Inc. ▼	274
9	Digital Realty Trust, Inc.	358
72	Dollar Financial Corp. ●	2,066
55	eHealth, Inc. ● ▼	1,510
127	Encore Capital Group, Inc. ● ▼	1,503
2	Enstar Group Ltd. ● ▼	238
7	Equity Lifestyle Properties, Inc.	352
12	Evercore Partners, Inc.	318
8	FCStone Group, Inc. ●	255
11	Felcor Lodging Trust, Inc.	221
96	First Community Bancorp, Inc.	5,247
9	First Industrial Realty Trust, Inc.	338
4	Gamco Investors, Inc.	224
3	GFI Group, Inc. ●	271
7	Greenhill & Co., Inc.	428
8	HealthExtras, Inc. ●	233
6	International Securities Exchange Holdings, Inc.	412
6	James River Group, Inc.	207
22	Knight Capital Group, Inc. ●	264
103	National Financial Partners Corp.	5,430
20	Nationwide Health Properties, Inc.	603
135	Newcastle Investment Corp. ▼	2,384
11	optionsXpress Holdings, Inc.	284
185	Security Capital Assurance Ltd. ▼	4,235
50	Sunstone Hotel Investors, Inc.	1,279
11	SVB Financial Group ●	503
52	Taubman Centers, Inc.	2,825
17	Universal American Financial Corp. ●	388
161	Waddell and Reed Financial, Inc. Class A	4,368
35	Wellcare Health Plans, Inc. ●	3,648
7	World Acceptance Corp. ●	239

		75,420

	Health Care – 19.0%
300	Acadia Pharmaceuticals, Inc. ● ▼	4,510
8	Adams Respiratory Therapeutics, Inc. ● ▼	314
10	Affymetrix, Inc. ●	248
10	Align Technology, Inc. ●	251
643	Alkermes, Inc. ●	11,829
18	Alliance Imaging, Inc. ●	161
317	American Oriental Bioengineering, Inc. ● ▼	3,534
69	Amylin Pharmaceuticals, Inc. ● ▼	3,440
471	Applera Corp. — Celera Group ●	6,622
17	Apria Healthcare Group, Inc. ●	454
408	Arena Pharmaceuticals, Inc. ● ▼	4,468
6	ArthroCare Corp. ●	325
13	Biomarin Pharmaceutical, Inc. ●	314
21	Bradley Pharmaceuticals, Inc. ● ▼	390
129	CONMED Corp. ●	3,608
18	Cubist Pharmaceuticals, Inc. ●	373
775	CV Therapeutics, Inc. ● ▼	6,957
126	Cynosure, Inc. Class A ●	4,631
363	Cytokinetics, Inc. ●	1,856
29	Dendreon Corp. ● ▼	227
909	Encysive Pharmaceuticals, Inc. ●	1,373
321	Exelixis, Inc. ●	3,396
12	Foxhollow Technologies, Inc. ●	327
7	Healthways, Inc. ●	389
433	Human Genome Sciences, Inc. ●	4,448
6	Immucor, Inc. ●	225
301	Incyte Corp. ●	2,153
7	Integra LifeSciences Holdings Corp. ●	334
267	Invacare Corp.	6,233
150	Isis Pharmaceuticals, Inc. ●	2,239
13	KV Pharmaceutical Co. ●	360
7	Kyphon, Inc. ●	497
12	LCA-Vision, Inc.	341
358	LifePoint Hospitals, Inc. ●	10,738
125	Longs Drug Stores Corp.	6,209
96	Magellan Health Services, Inc. ●	3,878
255	Mannatech, Inc. ▼	2,062
12	Matria Healthcare, Inc. ●	314
14	Medicis Pharmaceutical Corp. Class A ▼	437
6	Mentor Corp. ▼	299
88	MGI Pharma, Inc. ●	2,434
6	Myriad Genetics, Inc. ● ▼	328
20	Noven Pharmaceuticals, Inc. ●	317
1,040	NPS Pharmaceuticals, Inc. ●	5,979
100	Obagi Medical Products, Inc. ●	1,845
7	Onyx Pharmaceuticals, Inc. ●	283
10	OSI Pharmaceuticals, Inc. ●	342
14	Par Pharmaceutical Cos., Inc. ●	258
529	Perrigo Co.	11,286
8	PharmaNet Development Group, Inc. ●	225
113	Pharmion Corp. ●	5,243

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
80	Progenics Pharmaceuticals, Inc. ● ▼	$1,767
9	Quidel Corp. ●	181
480	Regeneron Pharmaceuticals, Inc. ●	8,548
518	Rigel Pharmaceuticals, Inc. ● ▼	4,885
226	Rochester Medical Corp. ● ▼	4,095
155	Salix Pharmaceuticals Ltd. ● ▼	1,929
20	Savient Pharmaceuticals, Inc. ●	292
17	Sciele Pharma, Inc. ● ▼	442
272	STERIS Corp.	7,441
89	Tomotherapy, Inc. ●	2,067
9	United Therapeutics Corp. ● ▼	571
81	Usana Health Sciences, Inc. ● ▼	3,539
20	Valeant Pharmaceuticals International	309
7	Ventana Medical Systems, Inc. ●	627
350	Vermillion, Inc. ●	350
61	ViroPharma, Inc. ●	541
97	West Pharmaceutical Services	4,029
117	Xenoport, Inc. ●	5,514
231	Zymogenetics, Inc. ● ▼	3,012

		179,443

	Services – 13.3%
14	ABM Industries, Inc.	276
8	Administaff, Inc.	306
4	Anixter International, Inc. ●	368
11	Atheros Communications, Inc. ●	344
5	CACI International, Inc. Class A ●	250
8	CDI Corp.	231
52	Central European Media Enterprises Ltd. ● ▼	4,741
111	Cerner Corp. ● ▼	6,633
11	Cinemark Holdings, Inc.	203
52	Citadel Broadcasting Corp.	214
182	Comsys IT Partners, Inc. ●	3,058
17	Corvel ●	392
79	CPI Corp.	3,039
14	Digital River, Inc. ●	619
9	DynCorp International, Inc. ●	219
120	Factset Research Systems, Inc.	8,226
26	Foundry Networks, Inc. ●	455
7	FTI Consulting, Inc. ●	327
287	Healthspring, Inc. ●	5,597
6	Heidrick & Struggles International, Inc. ●	230
406	Hub Group, Inc. ●	12,183
21	Hudson Highland Group, Inc. ●	264
103	ICF International, Inc. ●	2,830
146	Imergent, Inc. ▼	3,281
95	inVentiv Health, Inc. ●	4,172
145	ITT Educational Services, Inc. ●	17,645
165	Jack Henry & Associates, Inc.	4,260
14	Kelly Services, Inc.	276
163	Live Nation, Inc. ●	3,464
17	Macrovision Corp. ●	421
87	Mantech International Corp. Class A ●	3,134
8	MAXIMUS, Inc.	334
305	Mentor Graphics Corp. ●	4,601
4	Micros Systems ●	286
9	Monarch Casino & Resort, Inc. ●	265
14	Parametric Technology Corp. ●	244
256	Perot Systems Corp. Class A ●	4,322
101	Premier Exhibitions, Inc. ● ▼	1,529
16	Premiere Global Services, Inc. ●	202
97	Priceline.com, Inc. ● ▼	8,557
133	Resources Connection, Inc.	3,088
29	Spherion Corp. ●	237
12	Time Warner Telecom, Inc. Class A ●	270
6	Vail Resorts, Inc. ●	371
9	Waste Connections, Inc. ●	279
222	Watson Wyatt Worldwide, Inc.	9,972
100	Wright Express Corp. ●	3,664

		125,879

	Technology – 24.1%
45	A.O. Smith Corp.	1,953
254	Acuity Brands, Inc.	12,828
82	ADC Telecommunications, Inc. ●	1,606
13	ADTRAN, Inc.	289
660	Advanced Energy Industries, Inc. ●	9,964
9	Advent Software, Inc. ●	401
3	American Science & Engineering, Inc. ▼	197
37	Amkor Technology, Inc. ●	430
7	Ansoft Corp. ●	234
194	Ansys, Inc. ●	6,617
25	Aspen Technology, Inc. ●	358
7	ATMI, Inc. ●	204
61	Belden, Inc.	2,890
8	Blackboard, Inc. ●	380
40	Blue Coat Systems, Inc. ●	3,155
830	Brocade Communications Systems, Inc. ●	7,107
33	Centennial Cellular Corp. Class A ●	331
135	Chordiant Software, Inc. ●	1,864
69	Cogent Communication Group, Inc. ●	1,622
85	Comtech Telecommunications Corp. ●	4,526
12	Consolidated Communications Holdings, Inc.	232
219	CSG Systems International, Inc. ●	4,657
4	Cubic Corp.	161
7	Diodes, Inc. ●	231
42	Dobson Communications Corp. ●	537
678	Emulex Corp. ●	12,999
5	Equinix, Inc. ●	476
5	Esterline Technologies Corp. ●	282
10	FLIR Systems, Inc. ●	537
6	FormFactor, Inc. ●	244
8	Fossil, Inc. ●	289
6	Genlyte Group ●	373
123	Golden Telecom, Inc. ▼	9,860
119	Greatbatch, Inc. ●	3,154
8	Hologic, Inc. ●	488
6	IHS, Inc. ●	330
19	Informatica Corp. ●	295
126	Interdigital, Inc. ● ▼	2,610
3	Itron, Inc. ●	269
257	j2 Global Communications, Inc. ● ▼	8,389
102	Lamson & Sessions Co. ●	2,744
91	LoJack Corp. ●	1,731
260	Magma Design Automation, Inc. ●	3,654
390	Micrel, Inc.	4,213

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
8	Microsemi Corp. ●	$226
8	MicroStrategy, Inc. ●	641
43	Middleby Corp. ●	2,788
171	Netflix, Inc. ● ▼	3,535
7	Netlogic Microsystems, Inc. ●	264
184	Neustar, Inc. ● ▼	6,313
103	Novatel Wireless, Inc. ●	2,316
162	Novatel, Inc. ●	6,343
11	NTELOS Holdings Corp.	320
24	Nuance Communications, Inc. ●	461
13	OmniVision Technologies, Inc. ● ▼	298
583	ON Semiconductor Corp. ●	7,312
256	Orbitz Worldwide, Inc. ●	2,892
19	PAETEC Holding Corp. ●	239
15	Phase Forward, Inc. ●	308
44	PMC - Sierra, Inc. ●	371
9	Polycom, Inc. ●	249
743	RF Micro Devices, Inc. ● ▼	5,002
13	RightNow Technologies, Inc. ●	203
135	SAVVIS, Inc. ● ▼	5,240
16	Semtech Corp. ●	336
18	SiRF Technology Holdings, Inc. ● ▼	378
820	Skyworks Solutions, Inc. ●	7,414
467	Smart Modular Technologies, Inc. ●	3,338
22	Sonic Solutions, Inc. ●	227
43	Sonus Networks, Inc. ●	263
89	SPSS, Inc. ●	3,683
238	Starent Networks Corp. ●	5,033
136	Sybase, Inc. ●	3,143
78	Sycamore Networks, Inc. ●	317
88	Synchronoss Technologies, Inc. ● ▼	3,705
155	Technitrol, Inc.	4,169
182	THQ, Inc. ●	4,531
17	Trident Microsystems, Inc. ●	272
86	Triumph Group, Inc. ▼	7,027
423	Trizetto Group, Inc. ●	7,412
335	Ultra Clean Holdings, Inc. ●	4,920
3	United Industrial Corp.	232
242	United Online, Inc. ▼	3,634
27	Valueclick, Inc. ●	600
4	Varian, Inc. ●	267
13	Veeco Instruments, Inc. ●	248
354	Vishay Intertechnology, Inc. ●	4,609
22	Websense, Inc. ●	430
16	Wind River Systems, Inc. ●	190
18	Zoran Corp. ●	363

		227,773

	Transportation – 3.8%
49	Air Methods Corp. ● ▼	2,241
61	Alaska Air Group, Inc. ●	1,413
168	American Commercial Lines, Inc. ● ▼	3,977
92	ExpressJet Holdings, Inc. ●	285
144	FreightCar America, Inc. ▼	5,497
553	Knight Transportation, Inc. ▼	9,510
173	Landstar System, Inc.	7,257
8	Polaris Industries, Inc. ▼	370
121	SkyWest, Inc.	3,033
165	Werner Enterprises, Inc.	2,826

		36,409

	Utilities – 0.0%
5	ITC Holdings Corp.	226

	Total common stock (Cost $849,680)	$919,533

Principal
Amount
SHORT-TERM INVESTMENTS – 22.9%
	Repurchase Agreements - 3.0%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,857, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $4,952)
$4,855	5.10% dated 09/28/2007	$4,855
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $428, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $437)
428	3.95% dated 09/28/2007	428
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $6,931, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $7,067)
6,929	5.10% dated 09/28/2007	6,928
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,677, collateralized by FNMA 6.00% 2037, value of $4,768)
4,675	5.10% dated 09/28/2007	4,675
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $463, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $472)
463	3.90% dated 09/28/2007	463
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $10, collateralized by U.S. Treasury Bond 3.875% 2029, value of $10)
10	5.10% dated 09/28/2007	10

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $10,157, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $10,356)

10,153	5.10% dated 09/28/2007	10,153

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $428, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $435)
$428	3.90% dated 09/28/2007	$427

		27,939

Shares
Securities Purchased with Proceeds from Security Lending – 19.9%
Cash Collateral Reinvestment Fund:
187,905	BNY Institutional Cash Reserve Fund	187,905

Principal
Amount
	U.S. Treasury Bills – 0.0%
360	3.54%, 12/13/2007 ○ □		357

	Total short-term investments (Cost $216,201)		$216,201

	Total investments (Cost $1,065,881) ▲	120.1%	$1,135,734
	Other assets and liabilities	(20.1)%	(190,000)

	Total net assets	100.0%	$945,734

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.74% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,068,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$138,750
Unrealized Depreciation	(71,790)

Net Unrealized Appreciation	$66,960

•	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	21	Long	Dec, 2007	$49

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford SmallCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 96.4%
	Basic Materials – 10.2%
3	Ampco-Pittsburgh Corp. ▼	$126
6	AptarGroup, Inc.	239
1	Arch Chemicals, Inc.	42
38	Balchem Corp. ▼	774
4	Barnes Group, Inc. ▼	134
2	Blount International ● ▼	18
10	Buckeye Technologies, Inc. ● ▼	154
3	Cambrex Corp.	32
3	CF Industries Holdings, Inc. ▼	220
1	CIRCOR International, Inc. ▼	32
7	Cooper Tire & Rubber Co.	166
3	Crown Media Holdings, Inc. ●	22
1	CSS Industries, Inc. ▼	40
36	Glatfelter ▼	534
1	Grace (W.R.) & Co. ● ▼	21
7	H.B. Fuller Co. ▼	205
3	Hercules, Inc. ▼	65
6	Innospec, Inc.	134
37	Matthews International Corp. Class A ▼	1,638
2	Minerals Technologies, Inc.	147
14	Neenah Paper, Inc. ▼	447
1	Olin Corp.	22
2	OM Group, Inc. ●	79
3	Quanex Corp. ▼	132
5	Rock Tenn Co. Class A	142
2	Rockwood Holdings, Inc. ●	72
21	RPM International, Inc.	491
1	Schnitzer Steel Industries, Inc. ▼	44
1	Schweitzer-Mauduit International, Inc. ▼	16
34	Select Comfort Corp. ● ▼	480
7	Sensient Technologies Corp.	196
3	Silgan Holdings, Inc.	151
—	Spartech Corp. ▼	7
53	Tempur-Pedic International, Inc. ▼	1,895
5	Tredegar Corp. ▼	88
5	Tupperware Brands Corp. ▼	170
7	USEC, Inc. ● ▼	74
10	Watts Water Technologies, Inc. ▼	313

		9,562

	Capital Goods – 6.4%
1	ACCO Brands Corp. ● ▼	16
10	Asyst Technologies, Inc. ● ▼	53
2	Blyth, Inc. ▼	31
2	Brooks Automation, Inc. ● ▼	26
1	Cascade Corp.	46
43	Clarcor, Inc. ▼	1,481
5	Columbus McKinnon Corp. ● ▼	112
9	Compass Diversified Trust	151
2	Cymer, Inc. ● ▼	61
4	Enpro Industries, Inc. ●	162
61	Entegris, Inc. ●	525
2	Goodman Global, Inc. ● ▼	52
1	Gulf Island Fabrication	19
1	Helen of Troy Ltd. ● ▼	10
19	Hexcel Corp. ● ▼	438
2	Jakks Pacific, Inc. ●	53
1	Leapfrog Enterprises, Inc. ● ▼	12
21	Lincoln Electric Holdings, Inc.	1,630
5	MKS Instruments, Inc. ● ▼	86
4	Modine Manufacturing Co.	101
1	Nacco Industries, Inc. Class A ▼	62
3	Nordson Corp.	136
2	Oil States International, Inc. ● ▼	111
2	Orbital Sciences Corp. ●	47
8	Photronics, Inc. ● ▼	96
15	RC2 Corp. ●	410
3	Rudolph Technologies, Inc. ●	40
3	Steinway Musical Instruments	89
1	Tecumseh Products Co. Class A ● ▼	11

		6,067

	Consumer Cyclical – 14.6%
2	99 Cents Only Stores ● ▼	19
1	A.M. Castle & Co.	16
10	Adaptec, Inc. ● ▼	38
6	AFC Enterprises, Inc. ● ▼	89
20	Aftermarket Technology Corp. ●	625
6	Agilysys, Inc.	108
2	Applied Industrial Technologies, Inc. ▼	62
3	Arvinmeritor, Inc. ▼	42
19	Blockbuster, Inc. Class A ● ▼	104
1	BlueLinx Holdings, Inc. ▼	5
41	Borders Group, Inc. ▼	549
1	Brown Shoe Co., Inc. ▼	18
—	Building Materials Holdings Corp. ▼	2
1	Casey’s General Stores, Inc.	30
1	CEC Entertainment, Inc. ● ▼	38
6	Chemed Corp. ▼	392
30	Cherokee, Inc. ▼	1,143
23	Children’s Place Retail Stores, Inc. ● ▼	558
2	Collective Brands Inc. ● ▼	33
1	Columbia Sportswear Co. ▼	72
2	CompX International, Inc. ▼	35
4	Conns, Inc. ● ▼	91
3	Core-Mark Holding Co., Inc. ●	113
11	CSK Automotive Corp. ● ▼	114
3	Domino’s Pizza, Inc. ▼	43
6	Dress Barn, Inc. ● ▼	102
3	Dycom Industries, Inc. ● ▼	101
—	Eddie Bauer Holdings, Inc. ● ▼	2
6	EMCOR Group, Inc. ●	197
1	Ethan Allen Interiors, Inc. ▼	36
18	Fred’s, Inc. ▼	184
6	FTD Group, Inc. ▼	82
16	Group 1 Automotive, Inc. ▼	520
5	Hot Topic, Inc. ●	39
31	Huttig Building Products, Inc. ● ▼	167
15	ICU Medical, Inc. ● ▼	581
5	Insight Enterprises, Inc. ● ▼	126
2	Integrated Electrical Services, Inc. ● ▼	49
2	Jack in the Box, Inc. ●	143
1	Jo-Ann Stores, Inc. ● ▼	13
5	Lear Corp. ● ▼	167
3	Maidenform Brands, Inc. ● ▼	41
49	McGrath RentCorp ▼	1,612
1	Nash Finch Co. ▼	44
30	Owens & Minor, Inc. ▼	1,143
20	Papa John’s International, Inc. ● ▼	491

Hartford SmallCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
14	Performance Food Group Co. ●	$421
2	Perini Corp. ●	123
—	Perry Ellis International ●	3
1	Pier 1 Imports, Inc. ▼	6
16	School Specialty, Inc. ● ▼	554
1	Spartan Stores, Inc.	25
1	Standard Motor Products	13
8	United Stationers, Inc. ● ▼	439
1	Village Super Market, Inc.	62
3	Warnaco Group, Inc. ●	109
6	Wolverine World Wide, Inc.	162
41	World Fuel Services Corp. ▼	1,669

		13,765

	Consumer Staples – 2.6%
20	Chattem, Inc. ● ▼	1,410
4	Elizabeth Arden, Inc. ● ▼	113
—	Hain Celestial Group, Inc. ● ▼	10
14	J&J Snack Foods Corp.	487
1	Ralcorp Holdings, Inc. ●	28
—	Seaboard Corp.	196
2	TreeHouse Foods, Inc. ● ▼	57
3	Universal Corp. ▼	162

		2,463

	Energy – 6.5%
1	Berry Petroleum Co. ▼	40
2	Bill Barrett Corp. ● ▼	91
2	Callon Petroleum Corp. ● ▼	32
54	Crosstex Energy, Inc. ▼	2,028
2	Delek U.S. Holdings, Inc.	38
2	Energy Partners Ltd. ●	29
7	Exco Resources, Inc. ● ▼	111
1	Exterran Holdings, Inc. ● ▼	80
16	Grey Wolf, Inc. ● ▼	103
2	Harvest Natural Resources, Inc. ● ▼	21
10	Headwaters, Inc. ● ▼	150
3	Laclede Group, Inc. ▼	84
1	McMoRan Exploration Co. ●	19
8	New Jersey Resources Corp. ▼	382
—	Newpark Resources, Inc. ● ▼	2
1	Nicor, Inc. ▼	34
4	Northwest Natural Gas Co. ▼	178
7	Oceaneering International, Inc. ● ▼	531
3	Piedmont Natural Gas ▼	68
13	Quicksilver Resources, Inc. ● ▼	612
6	Rosetta Resources, Inc. ●	108
1	Southwest Gas Corp.	34
1	Stone Energy Corp. ●	36
1	Swift Energy Co. ●	37
1	Trico Marine Services, Inc. ● ▼	42
—	Union Drilling, Inc. ● ▼	1
30	WD40 Co. ▼	1,034
4	WGL Holdings, Inc. ▼	129
1	Whiting Petroleum Corp. ●	49

		6,103

	Finance – 25.0%
—	AMCORE Financial, Inc. ▼	10
10	American Equity Investment Life Holding Co. ▼	104
18	American Financial Realty Trust	146
2	American Physicians Capital, Inc. ▼	66
3	Amerigroup Corp. ●	100
9	Anthracite Capital, Inc. ▼	77
1	Anworth Mortgage Asset Corp.	6
2	Apollo Investment Corp. ▼	31
2	Arbor Realty Trust ▼	38
96	Ares Capital Corp. ▼	1,562
1	Argo Group International Holdings, Ltd. ● ▼	27
10	Ashford Hospitality ▼	98
9	Aspen Insurance Holdings Ltd. ▼	246
7	Assured Guaranty Ltd.	187
1	Asta Funding, Inc. ▼	54
1	Avatar Holdings, Inc. ● ▼	45
—	Bancfirst Corp. ▼	13
8	Banco Latinoamericano de Exportaciones S.A. ADR Class E ▼	149
8	Bankatlantick Bancorp Inc. Class A ▼	73
1	Bankunited Financial Corp Class A ▼	12
3	Berkshire Hills Bancorp, Inc. ▼	94
18	Boston Private Financial Holdings, Inc. ▼	501
6	CapLease, Inc. ▼	62
64	Cathay General Bancorp ▼	2,057
7	Centene Corp. ● ▼	146
10	Centennial Bank Holdings, Inc. ● ▼	62
1	Center Financial Corp. ▼	7
1	Centerline Holding Co. ▼	11
5	Central Pacific Financial Corp. ▼	140
1	Chemical Financial Corp. ▼	17
11	Citizens Republic Bancorp, Inc. ▼	169
—	City Holding Co. ▼	4
—	Clayton Holdings, Inc. ● ▼	2
1	Community Trust Bancorp, Inc. ▼	15
1	CompuCredit Corp. ●	17
65	Corus Bankshares, Inc. ▼	836
45	CVB Financial Corp. ▼	532
6	Diamondrock Hospitality ▼	110
3	Education Realty Trust, Inc. ▼	38
29	Entertainment Properties Trust ▼	1,468
4	FBL Financial Group Class A ▼	154
—	Federal Agricultural Mortgage Corp. ▼	6
25	Financial Federal Corp. ▼	700
14	First BanCorp Puerto Rico	133
—	First Commonwealth Financial Corp. ▼	2
1	First Community Bancshares ▼	22
4	First Industrial Realty Trust, Inc. ▼	155
3	First Merchants Corp. ▼	65
2	First Mercury Financial Corp. ●	52
3	First Midwest Bancorp, Inc. ▼	89
8	First Niagara Financial Group, Inc. ▼	109
5	First Place Financial ▼	81
—	First Source Corp. ▼	7
3	FirstFed Financial Corp. ● ▼	144
6	Flagstone Reinsurance Holdings	81
10	FNB Corp. ▼	169

Hartford SmallCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
3	FPIC Insurance Group, Inc. ●	$146
4	Franklin Bank Corp. ● ▼	33
20	Friedman Billings Ramsey Group, Inc. ▼	94
10	GMH Communities Trust ▼	81
6	Gramercy Capital Corp. ▼	151
3	Great Southern Bancorp, Inc. ▼	74
—	Harleysville Group, Inc.	10
14	Hersha Hospitality Trust ▼	135
—	HFF, Inc. ●	4
—	Highwoods Properties, Inc. ▼	4
9	Hilltop Holdings, Inc. ●	103
5	Horace Mann Educators Corp. ▼	99
12	Impac Mortgage Holdings, Inc. ▼	18
2	Imperial Capital Bancorp, Inc.	54
7	Independent Bank Corp. (Michigan) ▼	78
3	Integra Bank Corp. ▼	56
22	International Bancshares Corp. ▼	484
1	IPC Holdings Ltd.	14
8	Irwin Financial Corp. ▼	91
7	JER Investors Trust, Inc. ▼	83
1	Knight Capital Group, Inc. ● ▼	16
9	LaBranche & Co., Inc. ● ▼	41
2	Lakeland Bancorp, Inc. ▼	31
3	Lexington Realty Trust	52
3	Macatawa Bankcorp ▼	34
2	MainSource Financial Group, Inc. ▼	39
4	Max Capital Group, Ltd. ▼	101
119	MCG Capital Corp. ▼	1,702
11	Medical Properties Trust, Inc. ▼	149
8	MFA Mortgage Investments, Inc.	66
2	Midland Co. ▼	82
35	National Financial Partners Corp. ▼	1,844
3	Navigators Group, Inc. ●	163
2	Newcastle Investment Corp. ▼	40
7	NGP Capital Resources Co. ▼	112
—	Novastar Financial, Inc.	—
3	NYMAGIC, Inc.	78
11	Old National Bankcorp ▼	176
3	Omega Financial Corp. ▼	74
13	Oriental Financial Group, Inc.	154
2	Pacific Capital Bancorp ▼	55
5	Penn Real Estate Investment Trust	187
2	Peoples Bancorp, Inc.	52
13	Phoenix Cos. ▼	185
3	Piper Jaffray Cos. ● ▼	171
9	PMA Capital Corp. Class A ● ▼	90
12	Prosperity Bancshares, Inc. ▼	408
1	Provident Bankshares Corp. ▼	38
7	Provident Financial Services, Inc. ▼	110
3	Quadra Realty Trust, Inc. ▼	24
2	Ramco-Gershenson Properties Trust	66
1	Renasant Corp. ▼	22
3	Rent-A-Center, Inc. ● ▼	51
4	Resource Capital Corp. ▼	42
1	Sandy Spring Bancorp, Inc. ▼	24
4	Santander Bancorp	46
1	SCBT Financial Corp.	18
3	Seabright Insurance Holdings ● ▼	55
37	Selective Insurance Group ▼	789
8	Senior Housing Properties Trust ▼	185
3	Simmons First National Corp. ▼	90
8	StanCorp Financial Group, Inc. ▼	416
2	State Automotive Financial Corp. ▼	58
4	Sterling Bancshares, Inc. ▼	50
8	Sunstone Hotel Investors, Inc. ▼	197
25	Superior Bancorp ● ▼	218
7	Susquehanna Bancshares, Inc. ▼	139
1	SWS Group, Inc.	24
9	Symmetricom, Inc. ● ▼	42
5	Taylor Capital Group, Inc.	126
52	Trustco Bank Corp. ▼	566
7	Trustmark Corp.	185
4	United Bankshares, Inc.	110
11	United Community Financial ▼	77
1	United Fire & Casualty ▼	23
92	W Holding Co., Inc. ▼	206
6	Waddell and Reed Financial, Inc. Class A	151
5	WesBanco, Inc. ▼	132
2	West Coast Bancorp	43
1	Wilshire Bancorp, Inc. ▼	9
—	Wintrust Financial Corp. ▼	8

		23,555

	Health Care – 4.7%
21	Advanced Medical Optics, Inc. ● ▼	652
5	Albany Molecular Research, Inc. ● ▼	69
3	Alliance Imaging, Inc. ● ▼	28
2	Amicus Therapeutics, Inc. ●	37
5	Apria Healthcare Group, Inc. ●	117
6	CONMED Corp. ●	160
9	Cooper Co., Inc. ▼	482
3	Cross Country Healthcare, Inc. ● ▼	44
1	Emergency Medical Services ●	26
1	Emeritus Corp. ●	24
3	Forrester Research, Inc. ●	66
—	Haemonetics Corp. ●	10
—	Insulet Corp. ●	7
2	InterMune, Inc. ● ▼	42
22	Landauer, Inc. ▼	1,101
14	Magellan Health Services, Inc. ●	586
2	MedCath Corp. ●	49
1	Par Pharmaceutical Cos., Inc. ● ▼	15
4	Perrigo Co. ▼	85
9	Prestige Brands Holdings, Inc. ● ▼	102
2	Sciele Pharma, Inc. ●	39
2	STERIS Corp.	60
4	ViroPharma, Inc. ●	39
21	Young Innovations, Inc.	589

		4,429

	Services – 12.3%
22	ABM Industries, Inc. ▼	444
8	American Greetings Corp. Class A ▼	201
—	Ameristar Casinos, Inc. ▼	6
—	AMN Healthcare Services, Inc. ● ▼	—
20	Avid Technology, Inc. ● ▼	547
1	Belo Corp. Class A	10
1	Bowne & Co., Inc. ▼	23

Hartford SmallCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services (continued)
15	Business Objects S.A. ADR ●	$682
11	CACI International, Inc. Class A ● ▼	562
2	Carmike Cinemas, Inc.	39
6	Central European Media Enterprises Ltd. ●	569
4	CIBER, Inc. ●	34
23	Citadel Broadcasting Corp. ▼	97
22	Computer Services, Inc.	850
27	Corinthian Colleges, Inc. ● ▼	422
1	Cox Radio, Inc. Class A ● ▼	8
3	DynCorp International, Inc. ● ▼	67
4	Entravision Communications Corp. Class A ● ▼	36
3	Foundry Networks, Inc. ●	59
9	G & K Services, Inc. Class A ▼	350
1	Healthspring, Inc. ●	23
3	Heidrick & Struggles International, Inc. ●	91
1	Jackson Hewitt Tax Service, Inc. ▼	20
7	Journal Communications, Inc. ▼	70
3	Kelly Services, Inc. ▼	49
4	Lee Enterprises, Inc. ▼	65
8	Lin TV Corp. ● ▼	100
1	Lodgian, Inc. ● ▼	7
2	Manhattan Associates, Inc. ●	44
1	Mentor Graphics Corp. ● ▼	8
9	MPS Group, Inc. ●	98
35	Navigant Consulting, Inc. ● ▼	437
4	Pacer International, Inc. ▼	82
5	Perot Systems Corp. Class A ● ▼	90
23	Plexus Corp. ● ▼	627
10	Premiere Global Services, Inc. ●	126
2	Regis Corp.	70
10	Resources Connection, Inc.	225
12	Spherion Corp. ● ▼	95
1	Standard Parking Corp. ● ▼	28
20	Stewart Enterprises, Inc. ▼	155
49	Syntel, Inc. ▼	2,029
4	Tetra Technologies, Inc. ● ▼	82
27	TETRA Technologies, Inc. ● ▼	571
12	Unifirst Corp. ▼	461
78	Unisys Corp. ● ▼	516
4	Viad Corp. ▼	158
5	Waste Connections, Inc. ● ▼	156
1	Watson Wyatt Worldwide, Inc. ▼	49
12	Westwood One, Inc. ▼	33

		11,571

	Technology – 8.4%
1	A.O. Smith Corp. ▼	39
3	Actel Corp. ● ▼	31
10	AMETEK, Inc. ▼	437
22	Benchmark Electronics, Inc. ● ▼	518
1	Bio-Rad Laboratories, Inc. Class A ● ▼	109
4	Checkpoint Systems, Inc. ●	95
34	Cincinnati Bell, Inc. ● ▼	165
—	Cirrus Logic, Inc. ●	3
5	CMGI, Inc. ● ▼	7
23	Coherent, Inc. ●	738
7	Consolidated Communications Holdings, Inc. ▼	143
27	Credence Systems Corp. ● ▼	83
3	CSG Systems International, Inc. ●	70
2	Cubic Corp. ▼	84
4	Deluxe Corp.	136
7	Digi International, Inc. ● ▼	93
26	Electronics for Imaging, Inc. ● ▼	693
6	Emulex Corp. ● ▼	113
1	Exar Corp. ● ▼	9
8	Extreme Networks, Inc. ● ▼	29
50	General Communication, Inc. Class A ● ▼	601
3	General Communication, Inc. Class A ●	38
3	GrafTech International Ltd. ● ▼	57
—	Greatbatch, Inc. ● ▼	5
12	Harris Interactive, Inc. ● ▼	50
2	Infospace, Inc.	26
6	Interactive Data Corp.	158
2	Interwoven, Inc. ●	27
15	iPCS, Inc.	499
1	Kemet Corp. ● ▼	10
2	Littelfuse, Inc. ●	71
10	Methode Electronics, Inc. ▼	147
40	MSC.Software Corp. ● ▼	545
2	Nexstar Broadcasting Group-A ●	22
9	Palm, Inc. ● ▼	151
2	Park Electrochemical Corp.	50
5	Pegasystems, Inc. ▼	61
4	Pericom Semiconductor Corp. ● ▼	50
—	Plantronics, Inc.	6
13	Quantum Corp. ● ▼	44
5	RCN Corp.	58
1	Regal-Beloit Corp. ▼	43
18	RF Micro Devices, Inc. ● ▼	118
15	Schwak, Inc. ▼	345
24	Silicon Storage Technology, Inc. ● ▼	76
8	SonicWALL, Inc. ● ▼	72
3	Spansion, Inc. ● ▼	24
5	Stoneridge, Inc. ● ▼	49
5	Surewest Communications ▼	130
8	Sybase, Inc. ●	187
13	Sycamore Networks, Inc. ● ▼	51
3	Syniverse Holdings, Inc. ●	45
14	Tibco Software, Inc. ● ▼	106
1	TTM Technologies, Inc. ● ▼	8
11	United Online, Inc. ▼	164
1	USA Mobility, Inc. ▼	24
7	Vignette Corp. ●	145
3	Zoran Corp. ●	53

		7,911

	Transportation – 3.9%
3	Atlas Air Worldwide Holdings, Inc. ● ▼	155
5	General Maritime Corp. ▼	148
3	Gulfmark Offshore, Inc. ●	166
5	Heartland Express, Inc. ▼	73
2	Hornbeck Offshore Services, Inc. ● ▼	84
43	Landstar System, Inc. ▼	1,775
2	Polaris Industries, Inc.	100

Hartford SmallCap Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
6	Republic Airways Holdings, Inc. ●	$116
3	SkyWest, Inc. ▼	71
10	Thor Industries, Inc. ▼	468
7	Tsakos Energy Navigation Ltd.	479
1	Winnebago Industries, Inc. ▼	19

		3,654

	Utilities – 1.8%
1	Allete, Inc.	22
3	Black Hills Corp. ▼	107
6	El Paso Electric Co. ●	148
4	IDACORP, Inc. ▼	121
9	ITC Holdings Corp. ▼	466
21	Pike Electric Corp. ● ▼	394
7	PNM Resources, Inc.	158
—	Portland General Electric Co. ▼	11
1	UniSource Energy Corp.	39
8	Westar Energy, Inc.	202

		1,668

	Total common stock (Cost $86,874)	$90,748

Principal
Amount
SHORT-TERM INVESTMENTS – 32.1%
	Finance – 3.6%
$512	Federated Investors Prime Obligations Fund	$511
1,742	State Street Bank Money Market Fund	1,743
	UBS Americas
1,108	4.75%, 10/01/2007	1,108

		3,362

Shares
Securities Purchased with Proceeds from Security Lending – 28.5%
Cash Collateral Reinvestment Fund:
26,804	Navigator Prime Portfolio	26,804

Principal
Amount
	Federal National Mortgage Association Collateral Securities:
	Notes
—	5.65%, 05/02/2014		—

	Other Direct Federal Obligation Collateral Securities:
	Federal Home Loan Bank
19	0.00%, 11/30/2007		19

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
4	2.00%, 01/15/2026		4
1	2.38%, 01/15/2027 ◄		1
1	3.88%, 04/15/2029 ◄		1
18	7.00%, 11/15/2016 – 02/15/2023		23
	U.S. Treasury Note
—	0.88%, 04/15/2010 ◄		—
7	1.88%, 07/15/2015 ◄		7
—	2.00%, 01/15/2016 ◄		1
2	2.38%, 01/15/2017 ◄		2
	U.S. Treasury Note
$1	3.00%, 07/15/2012 ◄		$1

			40

			26,863

	Total short-term investments (Cost $30,225)		$30,225

	Total investments (Cost $117,099) ▲	128.5%	$120,973
	Other assets and liabilities	(28.5)%	(26,825)

	Total net assets	100.0%	$94,148

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.62% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $117,140 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,003
Unrealized Depreciation	(7,170)

Net Unrealized Appreciation	$3,833

●	Currently non-income producing.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	Security is partially on loan at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	7	Long	Dec, 2007	$1

*	The number of contracts does not omit 000’s.

Cash of $24 was pledged as initial margin deposit for open futures contracts at September 30,2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 99.3%
	Basic Materials – 4.0%
1,034	Alcoa, Inc.	$40,438
777	Cameco Corp.	35,924
817	E.I. DuPont de Nemours & Co.	40,490
403	Freeport-McMoRan Copper & Gold, Inc. ▼ Θ	42,302
1,865	Mitsubishi Rayon Co., Ltd. † ▼	13,151
45	Rio Tinto plc ADR ▼	15,316
913	Uranium One, Inc. ● ▼	12,067

		199,688

	Consumer Cyclical – 4.9%
784	Best Buy Co., Inc.	36,089
10,986	Buck Holdings L.P. † ● ⌂	9,887
1,992	Circuit City Stores, Inc. ▼	15,758
2,180	D.R. Horton, Inc. ▼	27,923
987	Kohl’s Corp. ●	56,596
2,763	Lowe’s Cos., Inc.	77,407
647	Supervalu, Inc.	25,240

		248,900

	Consumer Staples – 6.8%
324	Bunge Ltd. Finance Corp.	34,835
203	Clorox Co.	12,369
7	Japan Tobacco, Inc. † ▼	38,834
1,406	PepsiCo, Inc.	103,004
2,212	Procter & Gamble Co.	155,599

		344,641

	Energy – 8.4%
732	Chesapeake Energy Corp. ▼	25,796
348	ConocoPhillips Holding Co.	30,553
713	EnCana Corp.	44,093
1,311	Exxon Mobil Corp.	121,309
1,051	Halliburton Co.	40,351
1,690	OAO Gazprom ADR ▼	74,536
1,367	Occidental Petroleum Corp.	87,616

		424,254

	Finance – 22.4%
3,645	Akbank T.A.S. † ▼	27,674
1,755	American International Group, Inc.	118,705
6,669	Amvescap plc †	90,095
582	Banco Itau Holding	29,412
2,117	Bank of America Corp.	106,423
1,426	Capital One Financial Corp.	94,703
2,168	Citigroup, Inc.	101,161
744	Commerce Bancorp, Inc.	28,871
1,747	Countrywide Financial Corp. ▼	33,214
2,259	Discover Financial Services ●	46,977
1,913	E*Trade Financial Corp. ●	24,977
387	Goldman Sachs Group, Inc.	83,857
1,042	ING Groep N.V. ADR	46,189
379	Julius Baer Holding Ltd. †	28,300
1	Mitsubishi UFJ Financial Group, Inc.	11,858
1,005	State Street Corp.	68,528
1,027	UBS AG	54,662
1,764	UnitedHealth Group, Inc.	85,421
2,273	Western Union Co.	47,658

		1,128,685

	Health Care – 12.8%
888	Amgen, Inc. ●	50,257
539	Astellas Pharma, Inc. †	25,754
436	AstraZeneca plc †	21,807
871	Daiichi Sankyo Co., Ltd. † ▼	26,118
563	Eisai Co., Ltd. † ▼	26,567
3,261	Elan Corp. plc ADR ●	68,618
1,441	Eli Lilly & Co.	82,036
607	Genentech, Inc. ● ▼	47,389
1,554	Sanofi-Aventis S.A. ADR	65,899
2,211	Schering-Plough Corp.	69,937
2,429	Shionogi & Co., Ltd. †	37,345
427	UCB S.A. †	25,133
704	Walgreen Co.	33,271
1,494	Wyeth	66,558

		646,689

	Services – 9.5%
4,295	Comcast Corp. Class A ● ▼	103,860
599	Monster Worldwide, Inc. ● ▼	20,385
5,119	Time Warner, Inc.	93,976
1,386	United Parcel Service, Inc. Class B	104,111
1,033	Viacom, Inc. Class B ●	40,241
1,690	Waste Management, Inc.	63,769
3,537	XM Satellite Radio Holdings, Inc. Class A ● ▼	50,112

		476,454

	Technology – 29.9%
155	Akamai Technologies, Inc. ● ▼	4,447
565	Apple, Inc. ●	86,673
1,895	AT&T, Inc.	80,178
4,906	Cisco Systems, Inc. ●	162,441
507	Citrix Systems, Inc. ● ▼	20,444
2,031	Corning, Inc.	50,057
544	Electronic Arts, Inc. ●	30,447
2,296	EMC Corp. ● ▼	47,748
3,471	Flextronics International Ltd. ● ▼	38,810
6,046	General Electric Co.	250,308
235	Google, Inc. ●	133,422
3,978	Intel Corp.	102,866
2,304	Maxim Integrated Products, Inc.	67,631
1,707	Medtronic, Inc.	96,264
2,516	Network Appliance, Inc. ●	67,706
679	Qualcomm, Inc.	28,699
254	Research In Motion Ltd. ● Θ	25,042
4,237	Sprint Nextel Corp. ▼	80,507
1,232	Texas Instruments, Inc. ▼	45,068
516	Whirlpool Corp. ▼	46,011
1,398	Yahoo!, Inc. ●	37,520

		1,502,289

	Utilities – 0.6%
153	E.On AG † ▼	28,263

	Total common stock (Cost $4,650,378)	$4,999,863

SHORT-TERM INVESTMENTS – 6.5%
	Securities Purchased with Proceeds from Security Lending – 6.5%
	Cash Collateral Reinvestment Fund:
$309,200	Navigator Prime Portfolio	$309,200

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending (continued)
	Federal Home Loan Mortgage Corporation Collateral Securities:
	Notes
$260	0.00%, 11/26/2007		$258

	Federal National Mortgage Association Collateral Securities:
	Notes
1,957	3.00%, 03/03/2008		1,919
—	5.25%, 01/29/2009		—

			1,919

	Other Direct Federal Obligation Collateral Securities:
	Federal Home Loan Bank
8,768	0.00%, 10/10/2007 – 02/15/2008		8,660
4	3.75%, 08/13/2008		4
4	4.36%, 09/10/2009		4
7	5.38%, 05/01/2009		7
3	5.50%, 10/05/2009		3

			8,678

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
34	2.38%, 01/15/2027 ◄		34
104	3.88%, 04/15/2029 ◄		169
	U.S. Treasury Note
2,994	1.88%, 07/15/2015 ◄		3,135
989	2.00%, 01/15/2016 ◄		1,020
1,961	2.38%, 01/15/2017 ◄		2,051
563	3.00%, 07/15/2012 ◄		683
—	3.38%, 10/15/2009		—

			7,092

	Total short-term investments (Cost $327,147)		$327,147

	Total investments (Cost $4,977,525) ▲	105.8%	$5,327,010
	Other assets and liabilities	(5.8)%	(294,238)

	Total net assets	100.0%	$5,032,772

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.34% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $5,019,813 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$562,392
Unrealized Depreciation	(255,195)

Net Unrealized Appreciation	$307,197

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $398,928, which represents 7.93% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	10,986	Buck Holdings L.P.	$10,997

The aggregate value of these securities at September 30, 2007 was $9,887 which represents 0.20% of total net assets.

Θ	At September 30, 2007, securities valued at $24,012 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Freeport- McMoRan Copper & Gold, Inc.	1,038	$120.00	November, 2007	$236	$286
Research In Motion Ltd.	1,284	90.00	October, 2007	1,502	474

				$1,738	$760

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
British Pound (Sell)	$505	$505	10/03/07	$—
Euro (Buy)	2,882	2,855	10/01/07	27
Euro (Buy)	5,785	5,741	10/02/07	44
Euro (Sell)	128	128	10/02/07	—
Euro (Sell)	114	114	10/03/07	—
Japanese Yen (Buy)	6,134	6,109	10/01/07	25
Japanese Yen (Buy)	6,828	6,865	10/01/07	(37)
Japanese Yen (Buy)	6,227	6,207	10/02/07	20
Japanese Yen (Buy)	5,095	5,079	10/03/07	16
Swiss Franc (Sell)	127	127	10/03/07	—
Turkish Lira (Sell)	1,248	1,238	10/01/07	(10)
Turkish Lira (Sell)	6,558	6,551	10/02/07	(7)

				$78

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 16.8%
	Finance – 16.6%
	ACT Depositor Corp.
$9,450	5.44%, 09/22/2041 ⌂ Δ	$8,088
	Banc of America Commercial Mortgage, Inc.
2,695	4.43%, 11/10/2039	2,627
90,957	4.52%, 09/11/2036 ■ Ø	2,565
11,600	5.84%, 06/10/2049 Δ	11,251
	Banc of America Securities Automotive Trust
5,880	4.49%, 02/18/2013 ⌂	5,832
	Bayview Commercial Asset Trust
49,596	7.00%, 07/25/2037 ⌂ Ø	6,765
80,403	7.50%, 09/25/2037 ⌂ Ø	11,520
	Bayview Financial Acquisition Trust
4,430	7.16%, 05/28/2037 ⌂ Δ	3,101
	Bear Stearns Commercial Mortgage Securities, Inc.
75,139	4.07%, 07/11/2042 Ø	2,075
58,968	4.12%, 11/11/2041 Ø	1,409
129,442	5.50%, 02/11/2041 ⌂ Ø	2,165
15,790	5.58%, 09/11/2041	15,563
29,150	5.90%, 06/11/2040 Δ	28,531
	CBA Commercial Small Balance Commercial Mortgage
140,281	7.00%, 07/25/2035 – 06/25/2038 ⌂ Ø	7,865
	Citibank Credit Card Issuance Trust
16,150	5.65%, 09/20/2019	16,041
	Citigroup Commercial Mortgage Trust
10,145	5.41%, 10/15/2049	10,059
27,900	5.89%, 12/10/2049 Δ	26,407
	Citigroup Mortgage Loan Trust, Inc.
42,155	5.93%, 07/25/2037 Δ	42,419
1,387	12.00%, 01/25/2037 ■ ○	3,025
—	15.50%%, 01/25/2037 † ○	—
	Commercial Mortgage Pass-Through Certificates
15,000	5.31%, 12/10/2046	14,729
16,101	5.96%, 06/10/2046 Δ	16,446
14,035	6.01%, 12/10/2049 Δ	14,303
	Countrywide Asset-Backed Certificates
1,753	5.46%, 07/25/2035	1,636
	Countrywide Home Loans
43,365	6.00%, 10/25/2037	43,446
	Credit Suisse Mortgage Capital Certificates
7,816	6.02%, 06/15/2038 Δ	7,892
	Credit-Based Asset Servicing and Securitization LLC
3,338	5.40%, 05/25/2036 ⌂ Δ	3,210
4,735	5.86%, 04/25/2037	4,667
	CS First Boston Mortgage Securities Corp.
989	2.08%, 05/15/2038	980
1,835	4.51%, 07/15/2037	1,810
	CWCapital Cobalt
14,521	5.48%, 04/15/2047	14,355
	DB Master Finance LLC
12,470	5.78%, 06/20/2031 ■	12,546
	First Horizon Mortgage Pass-Through Trust
$62,359	5.86%, 05/25/2037 Δ	62,619
	GE Business Loan Trust
285,821	6.14%, 05/15/2034 ⌂ Ø	2,698
9,479	6.75%, 05/15/2034 ■ Δ	8,422
	Green Tree Financial Corp.
1,495	7.24%, 06/15/2028	1,573
	GS Mortgage Securities Corp. II
159,711	4.38%, 08/10/2038 ■ Ø	1,417
	Home Equity Asset Trust
1,452	4.75%, 06/27/2035 ⌂	436
7,575	6.46%, 07/25/2037 Δ	5,743
	JP Morgan Automotive Receivable Trust
1,675	12.88%, 03/15/2012 † ⌂	1,501
	JP Morgan Chase Commercial Mortgage Security Corp.
13,781	4.16%, 01/12/2039 ■	13,083
630,354	4.82%, 08/12/2037 Ø	2,222
21,450	5.00%, 10/15/2042 Δ	20,510
463,055	5.42%, 05/12/2045 Ø	10,641
20,090	5.54%, 12/12/2043 Δ	18,928
4,620	6.20%, 02/12/2051 ■ Δ	4,594
	LB-UBS Commercial Mortgage Trust
18,200	5.22%, 02/15/2031 Δ	17,569
14,725	5.41%, 09/15/2039 Δ ‡	14,347
4,750	5.45%, 11/15/2038 Δ	4,473
11,890	5.48%, 11/15/2038 Δ	11,160
	Lehman Brothers Small Balance Commercial
6,007	5.52%, 09/25/2030 ■	5,883
5,180	5.62%, 09/25/2036 ■	5,262
	Marlin Leasing Receivables LLC
13,390	5.33%, 09/16/2013 ■	13,307
	Merrill Lynch Mortgage Trust
63,757	3.96%, 10/12/2041 ■ Ø	1,686
239,831	4.57%, 06/12/2043 Ø	5,643
	Merrill Lynch/Countrywide Commercial Mortgage Trust
21,500	5.20%, 12/12/2049	20,618
9,920	6.10%, 06/12/2046 Δ	10,213
	Morgan Stanley Automotive Loan Trust
489	5.00%, 03/15/2012 ■	489
	Morgan Stanley Capital I
21,470	6.08%, 06/11/2049	21,639
	Morgan Stanley Dean Witter Capital I
73,119	0.46%, 08/25/2032 † ⌂ Ø	—
24,525	8.05%, 08/25/2032 ⌂ Ø	5
	Nationstar Home Equity Loan Trust
2,522	9.97%, 03/25/2037 ⌂ Δ	2,484
	Option One Mortgage Loan Trust — Class M6
3,875	6.99%, 03/25/2037 ⌂	3,041
	Option One Mortgage Loan Trust — Class M7
2,575	6.99%, 03/25/2037 ⌂	1,674
	Option One Mortgage Loan Trust — Class M8
2,525	6.99%, 03/25/2037 ⌂	1,389

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Finance (continued)
		Popular ABS Mortgage Pass-Through Trust
	$3,775	4.75%, 12/25/2034	$3,594
	3,180	5.42%, 04/25/2035	2,931
		Renaissance Home Equity Loan Trust
	4,670	5.36%, 05/25/2035 ⌂	4,143
	6,480	5.75%, 05/25/2036 Δ	6,296
	2,800	7.50%, 04/25/2037 ⌂	1,764
		Renaissance Home Equity Loan Trust Class M5
	4,300	7.00%, 09/25/2037 ⌂	3,225
		Renaissance Home Equity Loan Trust Class M8
	5,375	7.00%, 09/25/2037 ⌂	2,956
		Wachovia Bank Commercial Mortgage Trust
	55,509	3.65%, 02/15/2041 ■ Ø	1,333
	1,835	4.52%, 05/15/2044	1,808
	21,589	5.25%, 12/15/2043	21,475
	2,090,062	10.00%, 02/15/2051 Ø	4,452
		Wachovia Bank Commercial Mortgage Trust Class A2
	6,930	5.42%, 01/15/2045	6,978
		Wachovia Bank Commercial Mortgage Trust Class A4
	15,000	5.42%, 01/15/2045 Δ	14,880
		Wamu Commercial Mortgage Securities Trust
	19,570	6.31%, 03/23/2045 ■ Δ	19,374

			733,806

		Transportation – 0.2%
		Continental Airlines, Inc.
	4,915	6.70%, 06/15/2021 ‡	4,915
	4,600	8.05%, 11/01/2020 ‡	4,928

			9,843

		Total asset & commercial mortgage backed securities (Cost $754,832)	$743,649

CORPORATE BONDS: INVESTMENT GRADE – 26.9%
		Basic Materials – 0.7%
		Kimberly-Clark Corp.
	$17,207	6.63%, 08/01/2037 ▼	$18,340
		Rohm & Haas Holdings
	8,419	5.60%, 03/15/2013 ‡	8,394
		Westvaco Corp.
	4,975	7.95%, 02/15/2031 ‡	5,280

			32,014

		Capital Goods – 0.3%
		Tyco International Group S.A.
	5,710	6.00%, 10/01/2012 ■	5,779
	5,995	6.55%, 10/01/2017 ■	6,070

			11,849

		Consumer Cyclical – 0.4%
		Lowe’s Companies, Inc.
	4,731	5.60%, 09/15/2012 ‡	4,778
		Ltd. Brands, Inc.
	11,303	6.90%, 07/15/2017	11,357

			16,135

		Consumer Staples – 0.6%
		Diageo Finance B.V.
	11,414	5.50%, 04/01/2013 ▼ ‡	11,323
		General Mills, Inc.
	14,448	5.65%, 09/10/2012 ▼	14,577

			25,900

		Energy – 1.5%
		Canadian National Resources Ltd.
	1,689	6.25%, 03/15/2038 ‡	1,629
	10,165	6.50%, 02/15/2037 ‡	10,140
		Consumers Energy Co.
	4,000	5.15%, 02/15/2017 ‡	3,778
	5,190	5.38%, 04/15/2013 ‡	5,131
		Enterprise Products Operating L.P.
	6,935	4.63%, 10/15/2009 ‡	6,877
		Husky Oil Co.
	220	8.90%, 08/15/2028 ▼	227
		Petro-Canada
	12,815	5.95%, 05/15/2035 ‡	12,138
		Ras Laffan Liquefied Natural Gas Co., Ltd.
	1,855	3.44%, 09/15/2009 ■ ‡	1,836
	16,410	5.30%, 09/30/2020 ■ ‡	15,658
		Sempra Energy
	3,435	6.00%, 02/01/2013 ‡	3,526
		TNK-BP Finance S.A.
	7,195	7.50%, 07/18/2016 ■ ‡	7,145

			68,085

		Finance – 15.2%
		ABX Financing Co.
	10,013	6.35%, 10/15/2036 ■ ‡	9,702
		AMBAC Financial Group, Inc.
	1,844	6.15%, 02/15/2037 ▼	1,591
		American Capital Strategies Ltd.
	11,445	6.85%, 08/01/2012 ‡	11,749
		American Express
	9,066	6.15%, 08/28/2017 ‡	9,149
		American Express Credit Corp.
	15,739	6.80%, 09/01/2066 ▼	16,129
		American International Group, Inc.
	9,550	6.25%, 03/15/2037 ▼	8,991
		Americo Life, Inc.
	75	7.88%, 05/01/2013 ⌂	77
		Amvescap plc
	18,030	4.50%, 12/15/2009 ‡	17,935
	3,544	5.38%, 02/27/2013 ‡	3,504
		Army Hawaii Family Housing Trust Certificates
	5,370	5.52%, 06/15/2050 ■ ‡	5,092
		Axa S.A.
	29,881	6.46%, 12/14/2049 ■ Δ ‡	27,602
		BAE Systems Holdings, Inc.
	9,535	5.20%, 08/15/2015 ■ ‡	9,088
		Bank Nederlandse Gemeenten
JPY	5,039,000	0.80%, 09/22/2008	43,807
		Bank of New York Institutional Capital Trust
	200	7.78%, 12/01/2026 ■ ‡	208
		BB&T Capital Trust IV
	22,441	6.82%, 06/12/2057 ▼ Δ	21,697

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Finance (continued)
		Capital One Capital III
	$9,825	7.69%, 08/15/2036 ▼	$9,654
		Centura Capital Trust I
	250	8.85%, 06/01/2027 ⌂	262
		CIT Group, Inc.
	10,860	6.10%, 03/15/2067 Δ ‡	8,962
		Comerica Capital Trust II
	14,553	6.58%, 02/20/2037 ▼ Δ	13,150
		Corpoacion Andina De Fomento
	8,420	5.75%, 01/12/2017 ‡	8,260
		Countrywide Financial Corp.
	345	4.50%, 06/15/2010 ‡	311
	22,031	5.80%, 06/07/2012 ▼	20,649
		Countrywide Home Loan, Inc.
	1,260	6.25%, 04/15/2009 ‡	1,198
		Countrywide Home Loans, Inc.
	750	4.00%, 03/22/2011 ▼	672
	699	4.13%, 09/15/2009 ▼	642
		Credit Agricole
	29,611	6.64%, 05/31/2049 ■ Δ ‡	27,820
		Credit Suisse First Boston USA, Inc.
	3,105	6.50%, 01/15/2012 ‡	3,245
		Depfa ACS bank
JPY	5,230,000	1.65%, 12/20/2016	45,260
		Deutsche Bank Ag London
	17,375	6.00%, 09/01/2017	17,599
		Duke Realty L.P.
	15,675	5.95%, 02/15/2017 ‡	15,033
		Eaton Vance Corp.
	5,778	6.50%, 10/02/2017	5,770
		ERAC USA Finance Co.
	7,300	5.60%, 05/01/2015 ■ ‡	7,060
		ERP Operating L.P.
	4,517	5.75%, 06/15/2017 ‡	4,316
		Goldman Sachs Capital Trust II
	17,925	5.79%, 12/29/2049 Δ	16,962
		Goldman Sachs Group, Inc.
	8,710	6.75%, 10/01/2037	8,823
		Huntington Capital III
	1,953	6.65%, 05/15/2037 Δ	1,850
		Janus Capital Group, Inc.
	18,425	6.70%, 06/15/2017 ‡	18,583
		JP Morgan Chase Capital XXV
	17,181	6.80%, 10/01/2037	17,207
		Kazkommerts International B.V.
	3,785	8.00%, 11/03/2015 ■ ‡	3,353
		Kreditanstalt fuer Wiederaufbau International Finance
JPY	2,513,000	1.75%, 03/23/2010	22,241
		Lehman Brothers Holdings, Inc.
	13,449	6.88%, 07/17/2037	13,341
	4,400	7.00%, 09/27/2027	4,505
		Lincoln National Corp.
	22,880	6.05%, 04/20/2067 ‡	22,031
		Mellon Capital IV
	7,514	6.24%, 06/20/2049 ▼ Δ	7,431
		Merrill Lynch & Co., Inc.
	6,575	6.22%, 09/15/2026 ▼	6,439
		Metlife, Inc.
	17,904	6.40%, 12/15/2036 ▼	17,024
		MUFG Capital Finance I Ltd.
	10,500	6.35%, 07/25/2049 Δ ‡	9,981
		North Street Referenced Linked Notes
	3,900	6.41%, 07/30/2010 ⌂ Δ	3,354
		Northern Rock plc
	11,290	6.59%, 06/28/2049 ▼ ■ Δ	7,903
		Northgroup Preferred Capital Corp.
	11,208	6.38%, 10/15/2049 ■ Δ ‡	10,405
		PNC Preferred Funding Trust II
	9,800	6.11%, 03/15/2049 ■ Δ ‡	9,391
		Progressive Corp.
	14,845	6.70%, 06/15/2037 Δ ‡	14,402
		Prudential Holdings LLC
	200	7.25%, 12/18/2023 ■ ‡	220
		Regional Diversified Funding
	96	9.25%, 03/15/2030 ■ ‡	107
		Regions Financing Trust II
	10,039	6.63%, 05/15/2047 ‡	9,499
		Residential Capital Corp.
	6,435	6.22%, 06/09/2008 ▼ Δ	5,920
		Simon Property Group, Inc.
	10,700	7.88%, 03/15/2016 ■ ‡	11,909
		SMFG Preferred Capital
	16,392	6.08%, 12/01/2049 ■ Δ ‡	15,158
		TuranAlem Finance B.V.
	2,300	7.75%, 04/25/2013 ◘	2,024
	3,960	8.50%, 02/10/2015 ◘ ‡	3,556
		US Bank Realty Corp.
	13,200	6.09%, 12/22/2049 ■ Δ ‡	12,679
		Westfield Group
	9,076	5.70%, 10/01/2016 ■ ‡	8,779
		ZFS Finance U.S.A Trust
	12,670	6.50%, 05/09/2037 ▼ ■ Δ	12,249

			673,510

		Foreign Governments – 3.3%
		Canadian Government
CAD	200	9.00%, 03/01/2011	231
		El Salvador (Republic of)
	2,330	8.50%, 07/25/2011 ◘ ‡	2,548
		German Government
EUR	79,759	3.25%, 06/13/2008	113,074
		Italy (Republic of)
JPY	2,473,000	3.80%, 03/27/2008	21,799
AUD	300	5.88%, 08/14/2008	264
		Russian Federation
	6,154	8.25%, 03/31/2010 ◘	6,397

			144,313

		Health Care – 0.6%
		AstraZeneca plc
	11,240	5.90%, 09/15/2017 ▼	11,409
		CVS Caremark Corp.
	18,166	6.30%, 06/01/2037 Δ ‡	17,655

			29,064

		Services – 1.6%
		Comcast Corp.
	7,763	6.30%, 11/15/2017 ▼	7,891
	100	10.63%, 07/15/2012 ‡	119

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	COX Communications, Inc.
$10,240	5.45%, 12/15/2014 ‡	$9,934
7,758	5.88%, 12/01/2016 ■ ‡	7,625
	Electronic Data Systems Corp.
2,350	3.88%, 07/15/2023▼۞	2,356
	International Bank for Reconstruction and Development
TRY 5,650	13.63%, 05/09/2017	4,756
	Marriott International, Inc.
9,625	6.20%, 06/15/2016 ▼	9,605
	Mashantucket Western Pequot Revenue Bond
4,709	5.91%, 09/01/2021 ⌂	4,448
	Time Warner Entertainment Co., L.P.
15,075	8.38%, 07/15/2033 ‡	17,677
	Time Warner, Inc.
5,120	6.50%, 11/15/2036 ▼	4,940
	Viacom, Inc.
2,850	6.25%, 04/30/2016 ▼	2,857

		72,208

	Technology – 1.4%
	AT&T Corp.
7,672	8.00%, 11/15/2031 ▼	9,335
	Cingular Wireless Services, Inc.
12,600	8.75%, 03/01/2031 ‡	15,952
	Comcast Cable Communications, Inc.
500	8.50%, 05/01/2027 ‡	598
	GTE Corp.
165	8.75%, 11/01/2021 ▼	204
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015 ‡	4,666
	Telecom Italia Capital
8,515	7.20%, 07/18/2036 ‡	9,011
	Tele-Communications, Inc.
7,975	7.88%, 08/01/2013 ‡	8,728
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,806
	Verizon Virginia, Inc.
125	4.63%, 03/15/2013 ‡	121
	Vodafone Group plc
10,479	6.15%, 02/27/2037 ‡	10,056

		60,477

	Transportation – 0.4%
	American Airlines, Inc.
5,696	7.86%, 10/01/2011 ‡	6,009
	CSX Corp.
10,875	6.75%, 03/15/2011 ▼	11,296
	Roadway Corp.
325	8.25%, 12/01/2008 ‡	332

		17,637

	Utilities – 0.9%
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015 ▼	7,800
	Detroit Edison Co.
3,875	6.13%, 10/01/2010 ▼	4,002
	Florida Power Corp.
4,481	5.80%, 09/15/2017	4,495
	Kinder Morgan Energy Partners L.P.
4,720	6.50%, 02/01/2037 ▼	4,517
	Northern States Power Co.
5,735	6.25%, 06/01/2036 ▼	5,860
	Peco Energy Co.
6,130	5.95%, 10/01/2036 ‡	6,015
	Puget Sound Energy, Inc.
3,190	7.96%, 02/22/2010 ‡	3,377
	Texas-New Mexico Power Co.
2,483	6.13%, 06/01/2008 ‡	2,478
	Westar Energy, Inc.
1,400	5.15%, 01/01/2017 ‡	1,328

		39,872

	Total corporate bonds: investment grade (Cost $1,207,624)	$1,191,064

CORPORATE BONDS: NON-INVESTMENT GRADE – 6.9%
	Basic Materials – 0.8%
	Citigroup (JSC Severstal)
$5,610	9.25%, 04/19/2014 ‡	$6,029
	Freeport-McMoRan Copper & Gold, Inc.
9,875	8.25%, 04/01/2015	10,665
	Potlatch Corp.
12,100	13.00%, 12/01/2009 ⌂ Δ	13,640
	Stone Container
7,015	8.00%, 03/15/2017 ‡	6,892

		37,226

	Capital Goods – 0.4%
	Bombardier, Inc.
8,650	6.30%, 05/01/2014 ▼ ■	8,477
	L-3 Communications Corp.
6,102	3.00%, 08/01/2035 ▼ ۞	7,063

		15,540

	Consumer Cyclical – 0.2%
	Aramark Corp.
5,110	8.86%, 02/01/2015 Δ ‡	5,161
	K. Hovnanian Enterprises, Inc.
5,765	6.00%, 01/15/2010 ▼	4,497

		9,658

	Consumer Staples – 0.1%
	OJSC Myronivsky Hliboproduct
4,235	10.25%, 11/30/2011 ■ ‡	4,256

	Energy – 0.1%
	Chesapeake Energy Corp.
3,876	2.75%, 11/15/2035 ۞ ‡	4,254

	Finance – 1.2%
	American Real Estate Partners L.P.
2,575	7.13%, 02/15/2013 ▼	2,453
	ATF Bank
4,200	9.00%, 05/11/2016 ■ ‡	4,247
	Drummond Co., Inc.
6,555	7.38%, 02/15/2016 ⌂	6,096
	Ford Motor Credit Co.
9,440	9.81%, 04/15/2012 Δ ‡	9,770
	General Motors Acceptance Corp.
14,515	6.88%, 09/15/2011 ‡	13,813
	Hertz Corp.
9,335	10.50%, 01/01/2016 ▼	10,082

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Finance (continued)
	Hub International Holdings, Inc.
$6,525	10.25%, 06/15/2015 ■	$6,068

		52,529

	Foreign Governments – 0.3%
	Argentina (Republic of)
8,830	7.00%, 10/03/2015 ‡	7,249
	Venezuela (Republic of)
8,100	5.75%, 02/26/2016 ‡	6,845

		14,094

	Health Care – 0.4%
	HCA, Inc.
10,210	7.88%, 02/01/2011 ‡	10,031
	Rite Aid Corp.
8,525	9.50%, 06/15/2017 ▼ ■ ‡	7,971

		18,002

	Services – 0.2%
	Liberty Media Corp.
5,361	3.50%, 01/15/2031 ۞‡	5,193
	Quebecor Media
3,845	7.75%, 03/15/2016 ■*	3,667

		8,860

	Technology – 2.9%
	Advanced Micro Devices, Inc.
9,270	6.00%, 05/01/2015 ■ ۞ ‡	8,331
	American Tower Corp.
2,600	7.00%, 10/15/2017 ■	2,616
	Canwest Mediaworks L.P.
6,395	9.25%, 08/01/2015 ▼ ■	6,459
	Charter Communications Operating LLC
10,190	8.00%, 04/30/2012 ■‡	10,139
	CSC Holdings, Inc.
10,820	8.13%, 07/15/2009 - 08/15/2009 ‡	11,009
	Dobson Cellular Systems
5,325	8.38%, 11/01/2011 ▼	5,651
	Freescale Semiconductor, Inc.
4,150	10.13%, 12/15/2016 ▼	3,859
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ‡	8,995
	Level 3 Financing, Inc.
6,950	12.25%, 03/15/2013 ▼	7,662
	MetroPCS Wireless, Inc.
7,980	9.25%, 11/01/2014 ■ ‡	8,140
	Nortel Networks Ltd.
8,345	10.75%, 07/15/2016 ▼ ■	8,721
	Qwest Communications International, Inc.
9,440	7.50%, 02/15/2014 ‡	9,558
	Rural Cellular Corp.
8,460	8.62%, 06/01/2013 ■ Δ ‡	8,672
	Spansion LLC
8,400	8.75%, 06/01/2013 ■ Δ ‡	8,001
	Vimpel Communications
8,125	8.25%, 05/23/2016 ■ ‡	8,352
	Windstream Corp.
9,220	8.63%, 08/01/2016 ‡	9,831

		125,996

	Transportation – 0.2%
	Bristow Group, Inc.
8,630	7.50%, 09/15/2017 ■ ‡	$8,803

	Utilities – 0.1%
	Energipe Y Saelpa
3,715	10.50%, 07/19/2013 ▼ ■	4,087

	Total corporate bonds: non-investment grade (Cost $306,910)	$303,305

MUNICIPAL BONDS – 0.2%
	General Obligations – 0.2%
	Oregon School Boards Association, Taxable Pension
$7,325	4.76%, 06/30/2028	$6,675

	Housing (HFA’S, etc.) – 0.0%
	Industry Urban DA
275	6.10%, 05/01/2024 ‡	281

	Total municipal bonds (Cost $7,606)	$6,956

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ – 7.7%
	Basic Materials – 0.9%
	Compass Minerals Group, Inc.
$3,348	6.79%, 12/22/2012 ± ‡	$3,277
	Georgia-Pacific Corp.
12,145	7.41%, 02/14/2013 ±	11,905
	Goodyear Tire & Rubber Co.
3,435	6.85%, 04/18/2014 ±	3,340
	Graham Packaging Co., Inc.
2,718	7.71%, 04/03/2014 ±	2,672
	Huntsman International LLC
6,771	6.89%, 04/23/2014 ±	6,714
	ISP Chemco LLC
1,760	7.27%, 05/31/2014 ±	1,696
	Jarden Corp.
8,968	7.70%, 01/24/2012 ±	8,783

		38,387

	Consumer Cyclical – 1.3%
	Aramark Corp., Letter of Credit
229	7.23%, 01/19/2014 ◊ *	225
	Aramark Corp., Term Loan B
3,206	7.23%, 01/19/2014 ◊ *	3,142
	Ford Motor Co.
29,393	8.70%, 12/15/2013 ± ‡	28,480
	Invista B.V., Term Loan B1
1,632	6.70%, 04/30/2010 ± ‡	1,593
	Invista B.V., Term Loan B2
1,634	6.70%, 04/30/2010 ± ‡	1,595
	Masonite International Corp., Canadian Term Loan
1,405	7.36%, 04/30/2010 ± ‡	1,318
	Masonite International Corp., U.S. Term Loan
1,403	7.36%, 04/30/2010 ± ‡	1,317
	Michael’s Stores, Inc.
400	7.64%, 11/11/2013 ± ‡	388
	Oshkosh Trucking Corp.
1,839	6.73%, 12/06/2013 ± ‡	1,802

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Consumer Cyclical (continued)
	Roundy’s Supermarkets, Inc.
$700	8.46%, 11/03/2011 ± ‡	$692
	Supervalu, Inc.
3,831	7.28%, 06/01/2011 ± ‡	3,781
4,898	7.32%, 05/30/2013 ± ‡	4,843
	William Carter Co.
7,882	6.80%, 07/14/2012 ± ‡	7,724

		56,900

	Consumer Staples – 0.1%
	Dole Food Co., Inc.
230	7.23%, 04/12/2013 ◊ ‡	222
1,698	7.51%, 04/12/2013 ± ‡	1,641
510	7.64%, 04/12/2013 ± ‡	493

		2,356

	Energy – 0.0%
	Big West Oil LLC
731	7.45%, 02/02/2015 ± ‡	709
898	7.48%, 02/02/2015 ◊ *	871

		1,580

	Finance – 0.6%
	Ameritrade Holding Corp.
4,572	6.63%, 12/31/2011 ± ‡	4,491
	Chrysler Financial Services NA
2,650	9.36%, 08/01/2012 ± ‡	2,640
3,600	11.86%, 08/01/2013 ± ‡	3,541
	Crescent Resources LLC
7,670	8.75%, 09/07/2012 ± ‡	7,191
	General Growth Properties, Inc.
7,251	7.07%, 02/24/2010 ± ‡	7,097

		24,960

	Health Care – 0.7%
	Biomet, Inc.
995	8.23%, 02/15/2015 ◊ *	983
	Carestream Health, Inc.
7,314	6.77%, 04/12/2013 ± ‡	7,031
	Community Health Systems, Inc.
495	7.48%, 07/02/2014 ◊ *	486
7,505	7.76%, 07/02/2014 ± ‡	7,361
	Fresenius Medical Care AG
3,637	6.71%, 03/31/2013 ± ‡	3,576
	HCA, Inc.
4,513	6.70%, 11/17/2013 ± ‡	4,416
5,655	7.20%, 11/14/2012 ±	5,469
	IASIS Healthcare Capital Corp.
2,059	7.36%, 01/15/2014 ±	1,966
	IASIS Healthcare Capital Corp., Delayed Draw Term Loan
705	7.23%, 03/15/2014 ◊ *	672
	IASIS Healthcare Capital Corp., Term Loan
188	7.23%, 03/15/2014 ◊	179

		32,139

	Services – 2.6%
	Allied Waste Industries, Inc.
4,586	7.07%, 01/15/2012 ◊ ‡	4,511
2,492	7.26%, 01/15/2012 ◊ ‡	2,453
	Asurion Corp.
1,244	8.36%, 07/03/2014 ± ‡	1,210
	Cedar Fair L.P.
2,361	7.13%, 07/21/2013 ± ‡	2,309
	Cinemark, Inc.
743	7.27%, 10/04/2013 ± ‡	722
	CSC Holdings, Inc.
3,915	7.57%, 03/24/2013 ± ‡	3,857
	Gray Television, Inc.
9,746	6.86%, 12/31/2014 ±	9,356
	Harrah’s Entertainment, Inc.
17,000	6.73%, 03/05/2008 ◊ *	16,957
	inVentiv Health, Inc.
2,640	6.88%, 07/05/2014 ±	2,547
	Las Vegas Sands Corp.
2,175	6.95%, 05/23/2014 ±	2,110
545	6.98%, 05/23/2014 ◊ *	529
	MGM Mirage, Inc.
13,991	6.50%, 10/03/2011 ± ‡	13,466
	Regal Cinemas, Inc.
11,263	6.73%, 10/27/2013 ± ‡	10,932
	Sabre, Inc.
1,985	7.36%, 09/30/2014 ± ‡	1,891
	Sungard Data Systems, Inc.
2,420	7.36%, 08/08/2012 ± ‡	2,371
	Tribune Co.
10,600	9.73%, 05/23/2015 ◊ *	10,600
	UPC Financing Partnership
8,638	7.13%, 12/31/2014 ± ‡	8,228
	Weight Watchers International, Inc.
7,838	6.63%, 01/24/2013 ± ‡	7,701
	West Corp.
4,939	7.61%, 10/23/2013 ± ‡	4,833
	WideOpenWest Finance LLC
10,750	11.45%, 07/01/2015 ± ‡	10,105

		116,688

	Technology – 1.2%
	American Cellular Corp.
2,650	7.23%, 03/14/2014 ◊ *	2,637
	Cincinnati Bell, Inc.
3,953	7.15%, 08/31/2012 ± ‡	3,872
	DaVita, Inc.
2,720	6.85%, 10/05/2012 ±	2,659
	Idearc, Inc.
5,655	6.70%, 11/17/2013 ± ‡	5,457
4,833	7.20%, 11/17/2014 ±	4,743
	Mediacom Broadband LLC, Term Loan D1
7,018	6.88%, 01/31/2015 ± ‡	6,758
	Mediacom Broadband LLC, Term Loan D2
10,160	6.88%, 01/31/2015 ±	9,788
	Mediacom LLC
2,042	6.88%, 01/31/2015 ± ‡	1,958
	Metro PCS Wireless, Inc.
255	7.58%, 11/02/2013 ± ‡	251
	R.H. Donnelley, Inc.
14,410	6.73%, 06/30/2011 ± ‡	14,214

		52,337

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Utilities – 0.3%
	Mirant North America LLC
$3,611	6.88%, 01/03/2013 ± ‡	$3,566
	NRG Energy, Inc.
2,760	6.85%, 06/08/2013 ± *	2,704
6,651	6.95%, 06/08/2013 ± *	6,516
676	6.98%, 06/08/2014 ± *	660

		13,446

	Total senior floating rate interests:
	non-investment grade (Cost $344,940)	$338,793

U.S. GOVERNMENT AGENCIES – 27.6%
	Federal Home Loan Mortgage Corporation – 8.3%
	Mortgage Backed Securities:
$15,752	5.03%, 2035 Δ ‡	$15,621
28,120	5.41%, 2037 Δ	28,090
4,221	5.45%, 2036 Δ ‡	4,218
58,326	5.50%, 2018 - 2037 ‡	57,153
22,372	5.50%, 2037 *	21,682
5,774	5.83%, 2036 Δ ‡	5,780
80,383	6.00%, 2017 - 2035 ‡	80,694
23,394	6.00%, 2037 *	23,416
6	6.50%, 2031 - 2032 ‡	6
61,900	6.50%, 2037 *	63,003
10	7.50%, 2029 - 2031 ‡	10

		299,673

	Notes:
21,000	4.10%, 2014 ‡	20,837

	Remic – Pac’s:
47,165	5.00%, 2034	44,873

		365,383

	Federal National Mortgage Association – 15.2%
	Mortgage Backed Securities:
3,736	4.68%, 2034 Δ	3,691
13,788	4.71%, 2035 Δ	13,474
8,001	4.78%, 2035 Δ	7,884
2,938	4.79%, 2035 Δ	2,926
24,475	4.83%, 2036 Δ	24,329
5,208	4.87%, 2035 Δ	5,113
3,889	4.91%, 2035 Δ	3,855
10,038	4.93%, 2035 Δ	9,976
300,773	5.00%, 2018 - 2037	290,528
6,838	5.08%, 2035 Δ	6,762
142,463	5.50%, 2013 - 2037	139,898
22,528	5.50%, 2037 *	21,841
11,051	5.51%, 2036 Δ	11,054
28,384	6.00%, 2012 - 2033	28,603
87,922	6.00%, 2037 *	88,032
10,545	6.50%, 2014 - 2036	10,761
37	7.00%, 2016 - 2032	39
1,173	7.50%, 2015 - 2032	1,229
2	8.00%, 2032	2

	Notes:
250	3.50%, 2009 Δ	245

		670,242

	Government National Mortgage Association – 3.1%
	Mortgage Backed Securities:
27,572	5.50%, 2033 - 2034 ‡	27,167
41,235	6.00%, 2031 - 2036 ‡	41,490
49,894	6.00%, 2037 *	50,128
5,373	6.50%, 2028 - 2032	5,508
14,482	6.50%, 2028 - 2032 ‡	14,840
68	7.00%, 2030 - 2031 ‡	71
12	8.50%, 2024 ‡	13

		139,217

	Other Government Agencies – 1.0%
	Small Business Administration Participation Certificates:
21,128	5.56%, 2027	21,348
21,426	5.78%, 2027	21,885

		43,233

	Total U.S. government agencies (Cost $1,222,066)	$1,218,075

U.S. GOVERNMENT SECURITIES – 9.6%
	Other Direct Federal Obligations – 0.3%
	Federal Home Loan Bank:
$15,885	5.25%, 2008 ‡	$15,963

	U.S. Treasury Securities – 9.3%
	U.S. Treasury Bonds:
9,776	4.50%, 2036 ▼	9,268
10,974	4.75%, 2037 ▼	10,822

		20,090

	U.S. Treasury Notes:
157,014	4.13%, 2012 ▼	156,376
6,800	4.50%, 2010 ▼	6,886
101,768	4.63%, 2009 - 2016 ▼	102,909
122,001	4.75%, 2011 - 2017 ▼	123,752

		389,923

		410,013

	Total U.S. government securities (Cost $425,250)	$425,976

Shares
COMMON STOCK – 0.0%
Technology – 0.0%
	- XO Holdings, Inc. ● ▼⌂	$—

	Total common stock (Cost $0)	$—

WARRANTS – 0.0%
Technology - 0.0%
	- Ntelos, Inc. † ●⌂	$—
	- XO Holdings, Inc. ● ⌂	—
	Total warrants (Cost $1)	$—

	Total long-term investments (Cost $4,269,229)	$4,227,818

Principal
Amount
SHORT-TERM INVESTMENTS – 20.3%
	Finance – 4.6%
	Citigroup Funding, Inc.
$40,000	4.65%, 10/01/2007	$39,995
	Deutsche Bank Finance LLC
20,000	5.00%, 10/01/2007	19,997

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Finance (continued)
	General Electric Capital Corp.
$38,000	4.70%, 10/01/2007	$37,995
	JP Morgan & Co.
16,000	4.70%, 10/01/2007	15,998
	Rabobank USA
40,000	4.99%, 10/01/2007	39,994
9,338	State Street Bank Money Market Fund	9,338
	UBS Americas
39,107	4.75%, 10/01/2007	39,102

		202,419

	Repurchase Agreements – 3.9%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $56,026, collateralized by U.S. Treasury Bond 6.00% - 8.125% 2019 - 2026, value of $57,289)
56,008	3.95% dated 09/28/2007	56,007
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $60,659, collateralized by U.S. Treasury Bond 5.25% - 7.25% 2022 - 2028, value of $61,885)
60,640	3.90% dated 09/28/2007	60,640
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $56,026, collateralized by U.S. Treasury Note 4.25% - 9.25% 2014 - 2016, value of $57,026)
56,008	3.90% dated 09/28/2007	56,008

		172,655

Shares
Securities Purchased with Proceeds from Security
Lending – 11.7% Cash Collateral Reinvestment Fund:
516,900	Navigator Prime Portfolio	516,900

Principal
Amount
	U.S. Treasury Bills – 0.1%
5,250	3.88%, 12/13/2007 ○ □		5,211

	Total short-term investments (Cost $897,183)		$897,185

	Total investments (Cost $5,166,412) ▲	116.0%	$5,125,003
	Other assets and liabilities	(16.0)%	(706,118)

	Total net assets	100.0%	$4,418,885

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.71% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $5,166,767 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$36,030
Unrealized Depreciation	(77,794)

Net Unrealized (Depreciation)	$(41,764)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $1,501, which represents 0.03% of total net assets.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of September 30, 2007.

○	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $432,831, which represents 9.80% of total net assets.

□	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At September 30, 2007, the market value of these securities amounted to $20,554 or 0.47% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2007.

Ø	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2007.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $313,592.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2007.

۞	Convertible debt security.

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD-Australian Dollar
CAD-Canadian dollar
EUR-EURO
JPY-Japanese Yen
TRY-Turkey New Lira

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	9,450	ACT Depositor Corp., 5.44%, 09/22/2041 - 144A	$9,199
04/2003	75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	74
08/2006	5,880	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	5,829
05/2007	49,596	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	7,079
08/2007	80,403	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	11,171
04/2007	4,430	Bayview Financial Acquisition Trust, 7.16%, 05/28/2037	4,430
05/2005	129,442	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	2,631
04/2006	140,281	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	5,350
05/2003	250	Centura Capital Trust I, 8.85%, 06/01/2027 - 144A	261
07/2007	3,338	Credit-Based Asset Servicing and Securitization LLC, 5.40%, 05/25/2036 - 144A	3,259
11/2006	6,555	Drummond Co., Inc., 7.38%, 02/15/2016 - 144A	6,419
06/2006	285,821	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	2,620
03/2006	1,452	Home Equity Asset Trust, 4.75%, 06/27/2035 - 144A	1,438
03/2007	1,675	JP Morgan Automotive Receivable Trust, 12.88%, 03/15/2012	1,675
07/2005	4,709	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 - 144A	4,709
04/2005	73,119	Morgan Stanley Dean Witter Capital I, 0.46%, 08/25/2032 - 144A	—
10/2005	24,525	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	326
04/2007	2,522	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	2,522
11/2006	3,900	North Street Referenced Linked Notes, 6.41%, 07/30/2010 - 144A	3,440
07/2000	—	Ntelos, Inc. - 144A	1
03/2007	3,875	Option One Mortgage Loan Trust - Class M6, 6.99%, 03/25/2037	3,743
03/2007	2,575	Option One Mortgage Loan Trust - Class M7, 6.99%, 03/25/2037	2,234
03/2007	2,525	Option One Mortgage Loan Trust - Class M8, 6.99%, 03/25/2037	1,988
10/2001	12,100	Potlatch Corp., 13.00%, 12/01/2009	12,550
03/2005	4,670	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	4,670
03/2007	2,800	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037	2,532
08/2007	4,300	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	3,225
08/2007	5,375	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	2,957
05/2006	—	XO Holdings, Inc.	—
05/2006	—	XO Holdings, Inc., Warrants	—

The aggregate value of these securities at September 30, 2007 was $101,739 which represents 2.30% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	4,478	Long	Dec, 2007	$3,020
5 Year U.S. Treasury Note	3,775	Long	Dec, 2007	707
10 Year U.S. Treasury Bond	176	Long	Dec, 2007	27
U.S. Long Bond	2,675	Short	Dec, 2007	461

				$4,215

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

DA	— Development Authority
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Argentine Peso (Buy)	$8,828	$8,661	11/15/07	$167
Argentine Peso (Sell)	8,828	8,838	11/15/07	10
Brazil Real (Buy)	9,233	8,661	02/29/08	572
Colombian Peso (Buy)	8,782	8,820	03/27/08	(38)
Egyptian Pound (Buy)	8,811	8,661	11/15/07	150
Egyptian Pound (Sell)	8,811	8,786	11/15/07	(25)
Egyptian Pound (Buy)	8,756	8,820	03/27/08	(64)
Euro (Sell)	44,808	44,590	10/02/07	(218)
Euro (Buy)	44,721	44,503	10/05/07	218
Euro (Sell)	44,721	44,288	10/05/07	(433)
Euro (Sell)	44,537	44,449	10/12/07	(88)
Euro (Buy)	44,903	44,119	10/19/07	784
Euro (Sell)	44,903	43,935	10/19/07	(968)
Indian Rupee (Buy)	8,963	8,661	11/15/07	302
Poland Zloty (Buy)	8,851	8,770	11/15/07	81
Poland Zloty (Sell)	8,851	8,759	11/15/07	(92)
South African Rand (Buy)	9,172	8,661	11/15/07	511
Thailand Baht (Buy)	8,247	8,661	11/15/07	(414)
Thailand Baht (Sell)	8,247	8,386	11/15/07	139
Turkish Lira (Sell)	4,698	4,098	11/29/07	(600)

				$(6)

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)
Credit Default Swap Agreements Outstanding at September 30, 2007

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	HCA, Inc.	Buy	2.70%	12/20/10	$10,400	$325
Lehman Brothers Special Financing, Inc.	HCA, Inc.	Sell	3.50%	12/20/11	10,400	(387)
Lehman Brothers Special Financing, Inc.	Lehman ABX Index	Sell	0.32%	07/25/45	14,800	1,199
JP Morgan Chase Bank	Residential Capital LLC	Sell	5.75%	09/20/08	10,500	(1,450)

						$(313)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES – 18.4%
	Finance – 18.4%
	Ansonia CDO Ltd.
$6,000	5.43%, 07/28/2046 ■ Δ ‡	$5,134
	Arbor Realty Mortgage Securities
8,000	5.74%, 01/26/2042 ■ Δ ‡	7,279
	Banc of America Commercial Mortgage, Inc.
9,000	4.50%, 07/10/2043 ‡	8,873
9,433	5.00%, 10/10/2045 ‡	9,414
	Bayview Commercial Asset Trust
63,997	7.00%, 07/25/2037 ⌂ Ø	8,730
41,949	7.50%, 09/25/2037 ⌂ Ø	6,010
	Bayview Financial Acquisition Trust
1,435	8.51%, 05/28/2037 ⌂Δ ‡	753
	Bear Stearns Asset Backed Securities, Inc.
3,990	6.23%, 05/25/2037 Δ ‡	2,978
	Bear Stearns Commercial Mortgage Securities, Inc.
213,850	4.65%, 02/11/2041 Ø	2,186
	Carrington Mortgage Loan Trust
3,238	6.78%, 02/25/2037 Δ ‡	2,441
	CBA Commercial Small Balance Commercial Mortgage
1,479	6.09%, 07/25/2039 ■ Δ	1,479
1,539	6.50%, 07/25/2039 ■ Δ	1,539
37,458	7.25%, 07/25/2039 ⌂ Ø	3,598
	Citigroup Commercial Mortgage Trust
2,500	5.99%, 08/15/2021 ■ Δ	2,469
	Commercial Mortgage Pass-Through Certificate
9,000	5.00%, 06/10/2044 ‡	8,987
4,347	6.04%, 12/15/2020 ■ Δ	4,270
	Countrywide Alternative Loan Trust
1,885	5.50%, 10/25/2035 Δ	1,871
	Countrywide Asset-Backed Certificates
9,000	5.76%, 06/25/2035	8,719
9,000	5.80%, 07/25/2034 ‡	8,880
	Credit Suisse Mortgage Capital Certificates
11,000	6.55%, 09/15/2021 ■ Δ ‡	10,776
	CS First Boston Mortgage Securities Corp.
9,000	4.51%, 07/15/2037 ‡	8,878
	Deutsche Alt-A Securities, Inc.
16,993	5.57%, 02/25/2036 Δ ‡	17,015
	Greenwich Capital Commercial Funding Corp.
9,000	5.12%, 04/10/2037 Δ	9,016
8,000	5.56%, 11/05/2021 ■ Δ	7,843
	Indymac Index Mortgage Loan Trust
8,801	5.37%, 06/25/2037 Δ	8,496
	LNR CDO Ltd.
4,400	5.48%, 05/28/2043 ■ Δ	3,882
	Marathon Real Estate CDO Ltd.
4,000	6.53%, 05/25/2046 ■ Δ	3,576
	Merrill Lynch Floating Trust
6,750	5.95%, 06/15/2022 ■ Δ ‡	6,710
	Merrill Lynch Mortgage Trust
136,671	4.57%, 06/12/2043 Ø	3,216
	Merrill Lynch/Countrywide Commercial Mortgage Trust
9,000	5.20%, 12/12/2049	8,631
	Renaissance Home Equity Loan Trust
7,140	7.00%, 09/25/2037 ⌂	5,712
4,455	7.50%, 04/25/2037 - 06/25/2037 ⌂	2,723
	Spirit Master Funding LLC
6,810	5.76%, 03/20/2024 ■ ‡	6,503
	Structured Asset Securities Corp.
4,000	7.63%, 02/25/2037 ⌂ Δ	2,153
	Wachovia Bank Commercial Mortgage Trust
9,000	4.52%, 05/15/2044 ‡	8,866
	Wamu Commercial Mortgage Securities Trust
8,500	6.31%, 03/23/2045 ■ Δ	8,415

	Total asset & commercial mortgage backed securities (Cost $228,323)	$218,021

CORPORATE BONDS: INVESTMENT GRADE – 0.2%
	Finance - 0.2%
	North Street Referenced Linked Notes
$2,750	6.41%, 07/30/2010 ⌂ Δ	$2,365

	Total corporate bonds: investment grade (Cost $2,426)	$2,365

U.S. GOVERNMENT AGENCIES – 67.2%
	Federal Home Loan Mortgage Corporation – 21.3%
	Mortgage Backed Securities:
$6,800	5.45%, 2036 Δ ‡	$6,795
11,094	5.49%, 2036 Δ ‡	11,109
21,439	5.60%, 2036 Δ ‡	21,457
8,578	5.84%, 2037 Δ	8,647
2,591	6.00%, 2021 – 2033	2,615
106,000	6.00%, 2037 *	106,100
4,637	6.50%, 2028 – 2037	4,730
2,100	6.50%, 2032 ‡	2,150
20	7.00%, 2029 – 2030	21
4	7.00%, 2031 ‡	4

		163,628

	Notes:
6,000	4.63%, 2012	5,993
16,000	4.75%, 2009 ▼	16,111
24,985	5.00%, 2009 ▼	25,215

		47,319

	Remic – Pac’s:
17,620	5.00%, 2019	17,174
10,565	5.50%, 2016	10,596
5,110	6.00%, 2031 ‡	5,147
5,710	6.50%, 2032	5,942
3,052	6.50%, 2028 ‡	3,148

		42,007

		252,954

	Federal National Mortgage Association – 28.6%
	Mortgage Backed Securities:
13,023	4.77%, 2035 Δ ‡	12,902
1,749	4.78%, 2035 Δ ‡	1,723
8,630	4.83%, 2034 Δ ‡	8,576
1,139	4.87%, 2035 Δ ‡	1,118
2,195	4.93%, 2035 Δ ‡	2,181
7,470	5.01%, 2035 Δ ‡	7,535

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$8,600	5.08%, 2035 Δ ‡	$8,545
7,347	5.14%, 2035 Δ ‡	7,309
7,885	5.22%, 2035 Δ ‡	7,842
11,042	5.46%, 2036 Δ ‡	11,047
1,183	5.50%, 2015 – 2018	1,185
21,719	5.50%, 2016 – 2019 ‡	21,710
19,415	5.53%, 2037 Δ	19,482
23,890	5.79%, 2037 Δ	24,000
19,987	6.00%, 2013 – 2037	19,861
35,000	6.00%, 2037 *	35,044
21,183	6.00%, 2013 – 2034 ‡	21,261
880	6.01%, 2009	885
10,598	6.01%, 2037 Δ ‡	10,800
10,580	6.50%, 2013 – 2037	10,778
2,541	6.50%, 2014 – 2032 ‡	2,602
84	7.50%, 2023	88
9	8.50%, 2017 ‡	9
4	9.00%, 2021	5
1	9.00%, 2020 ‡	1
8	9.75%, 2020	8

		236,497

	Notes:
40,000	5.13%, 2011 ▼	40,848
25,000	5.30%, 2012 ▼	25,174
2,750	5.38%, 2017 ▼	2,828
		68,850
	Remic – Pac’s:
3,347	4.50%, 2016	3,319
13,131	5.50%, 2014 – 2035	12,982
14,000	5.50%, 2033 ‡	13,928

		30,229

	Remic – Z Bonds:
3,626	6.50%, 2029 Ø	3,708

		339,284

	Government National Mortgage Association – 1.6%
	Mortgage Backed Securities:
8,834	5.00%, 2034 ‡	8,485
5,177	6.00%, 2033 – 2034 ‡	5,210
1,417	7.00%, 2030 – 2032 ‡	1,483
168	7.50%, 2027 ‡	176
3	9.50%, 2020 ‡	4

		15,358

	Remic – Pac’s:
3,250	6.50%, 2031	3,372

		18,730

	Other Government Agencies – 15.7%
	Small Business Administration Participation Certificates:
3,990	4.95%, 2025	3,879
6,278	5.12%, 2026	6,204
4,707	5.23%, 2027	4,703
15,148	5.31%, 2022 – 2027	15,165
15,914	5.32%, 2027	15,974
9,073	5.35%, 2026	9,141
9,503	5.36%, 2026	9,533
7,072	5.37%, 2026	7,100
8,062	5.49%, 2027	8,129
4,069	5.52%, 2024	4,120
6,938	5.54%, 2026	7,015
11,657	5.56%, 2027	11,779
8,331	5.57%, 2026 ‡	8,440
8,406	5.64%, 2026	8,550
9,519	5.71%, 2027	9,692
4,241	5.76%, 2021	4,322
15,568	5.78%, 2021 – 2027	15,893
16,969	5.82%, 2026 – 2027	17,367
10,311	5.87%, 2026 ‡	10,575
7,675	6.07%, 2026	7,935

		185,516

	Total U.S. government agencies (Cost $794,312)	$796,484

U.S. GOVERNMENT SECURITIES – 14.0%
	Other Direct Federal Obligations – 2.9%
	Federal Home Loan Bank:
$19,000	4.88%, 2011 ▼	$19,205
15,000	5.50%, 2009 ‡	15,026

		34,231

	U.S. Treasury Securities – 11.1%
	U.S. Treasury Notes:
5,000	2.00%, 2012 ▼ ◄	5,095
10,000	4.00%, 2010 ▼	10,001
22,985	4.13%, 2012 ▼	22,892
47,900	4.50%, 2010 – 2017 ▼	47,904
45,415	4.63%, 2009 – 2016 ▼	45,978

		131,870

	Total U.S. government securities (Cost $164,411)	$166,101

	Total long-term investments (Cost $1,189,472)	$1,182,971

SHORT-TERM INVESTMENTS – 32.2%
	Repurchase Agreements – 11.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2007 in the amount of $42,969, collateralized by U.S. Treasury Bond 6.00% – 8.125% 2019 – 2026, value of $43,937)
$42,955	3.95% dated 09/28/2007	$42,955
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 10/01/2007 in the amount of $46,523, collateralized by U.S. Treasury Bond 5.25% – 7.25% 2022 – 2028, value of $47,462)
46,507	3.90% dated 09/28/2007	46,507
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2007 in the amount of $42,969, collateralized by U.S. Treasury Note 4.25% – 9.25% 2014 – 2016, value of $43,736)
42,955	3.90% dated 09/28/2007	42,955

		132,417

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value+
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 21.0%
	Cash Collateral Reinvestment Fund:
$248,996	Navigator Prime Portfolio	$248,996

Principal
Amount
	U.S. Treasury Bills – 0.1%
1,050	3.88%, 12/13/2007 ○ ■		1,043

	Total short-term investments (Cost $382,455)		$382,456

	Total investments (Cost $1,571,927)▲	132.0%	$1,565,427
	Other assets and liabilities	(32.0)%	(379,803)

	Total net assets	100.0%	$1,185,624

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $1,572,156 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,193
Unrealized Depreciation	(13,922)

Net Unrealized (Depreciation)	$(6,729)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $69,875, which represents 5.89% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2007.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Ø	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2007.

*	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2007 was $141,289.

Ø	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
05/2007	63,997	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 – 144A	$9,134
08/2007	41,949	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 – 144A	5,830
04/2007	1,435	Bayview Financial Acquisition Trust, 8.51%, 05/28/2037	1,386
05/2007	37,458	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 – 144A	3,479
11/2006	2,750	North Street Referenced Linked Notes, 6.41%, 07/30/2010 – 144A	2,426
08/2007	7,140	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	5,712
05/2007	4,455	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 – 06/25/2037	948
03/2007	4,000	Structured Asset Securities Corp., 7.63%, 02/25/2037	3,717

The aggregate value of these securities at September 30, 2007 was $32,044 which represents 2.70% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2007.

Futures Contracts Outstanding at September 30, 2007

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	2,418	Long	Dec, 2007	$1,883
5 Year U.S. Treasury Note	145	Short	Dec, 2007	(42)
10 Year U.S. Treasury Bond	1,159	Short	Dec, 2007	(359)
U.S. Long Bond	401	Short	Dec, 2007	71

				$1,553

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 97.1%
	Basic Materials – 5.7%
127	Agrium, Inc.	$6,928
79	Cameco Corp.	3,653
91	Dow Chemical Co.	3,910
111	E.I. DuPont de Nemours & Co.	5,491
50	Kimberly-Clark Corp.	3,478
238	Smurfit-Stone Container Corp. ●	2,775

		26,235

	Capital Goods – 2.6%
96	American Standard Cos., Inc. ▼	3,412
31	Deere & Co.	4,616
82	Pitney Bowes, Inc.	3,711

		11,739

	Consumer Cyclical – 7.9%
78	Altria Group, Inc.	5,430
205	Gap, Inc.	3,771
145	Ingram Micro, Inc. ●	2,838
153	Kroger Co.	4,375
85	Macy’s, Inc.	2,734
98	McDonald’s Corp.	5,360
124	Safeway, Inc. ▼	4,092
157	Supervalu, Inc.	6,109
32	Wabco Holdings, Inc.	1,493

		36,202

	Consumer Staples – 6.7%
60	Colgate-Palmolive Co.	4,279
167	ConAgra Foods, Inc.	4,361
112	Kellogg Co. ▼	6,278
134	PepsiCo, Inc.	9,846
342	Tyson Foods, Inc. Class A	6,103

		30,867

	Energy – 13.2%
92	Chevron Corp.	8,628
66	ConocoPhillips Holding Co.	5,828
245	Exxon Mobil Corp.	22,677
151	Newfield Exploration Co. ●	7,268
172	Occidental Petroleum Corp.	11,028
81	XTO Energy, Inc.	5,003

		60,432

	Finance – 25.7%
65	ACE Ltd.	3,937
90	Aetna, Inc.	4,884
117	Allstate Corp.	6,680
66	American International Group, Inc.	4,451
349	Bank of America Corp.	17,524
110	Bank of New York Mellon Corp.	4,855
116	Chubb Corp.	6,201
228	Citigroup, Inc.	10,650
145	Discover Financial Services ●	3,012
36	Goldman Sachs Group, Inc.	7,759
327	Host Hotels & Resorts, Inc.	7,349
184	JP Morgan Chase & Co.	8,419
52	PNC Financial Services Group, Inc.	3,555
36	Principal Financial Group, Inc.	2,265
78	UBS AG	4,164
119	US Bancorp	3,881
150	Wachovia Corp.	7,508
48	Wellpoint, Inc. ●	3,757
190	Wells Fargo & Co.	$6,754

		117,605

	Health Care – 6.6%
81	Abbott Laboratories	4,338
106	Baxter International, Inc.	5,988
66	Bristol-Myers Squibb Co.	1,894
279	CVS/Caremark Corp.	11,057
152	Wyeth	6,767

		30,044

	Services – 2.3%
104	Comcast Corp. Class A ● ▼	2,510
766	Sun Microsystems, Inc. ●	4,299
212	Time Warner, Inc.	3,896

		10,705

	Technology – 17.9%
463	AT&T, Inc.	19,591
220	Cisco Systems, Inc. ●	7,277
212	Corning, Inc.	5,233
438	General Electric Co.	18,146
110	Hewlett-Packard Co.	5,477
273	Intel Corp.	7,065
188	Nokia Corp.	7,112
272	Verizon Communications, Inc.	12,044

		81,945

	Transportation – 2.2%
119	General Dynamics Corp.	10,018

	Utilities – 6.3%
41	Entergy Corp.	4,462
90	Exelon Corp.	6,812
169	FPL Group, Inc.	10,283
77	SCANA Corp.	2,971
120	Southern Co.	4,361

		28,889

Total common stock (Cost $344,584)		$444,681

Principal
Amount
SHORT-TERM INVESTMENTS – 5.2%
	Repurchase Agreements – 2.7%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,299, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $2,344)
$2,298	5.10% dated 09/28/2007	$2,298
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $3,281, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $3,345)
3,280	5.10% dated 09/28/2007	3,280
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,214, collateralized by FNMA 6.00% 2037, value of $2,257)
2,213	5.10% dated 09/28/2007	2,213

Hartford Value HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $5, collateralized by U.S. Treasury Bond 3.875% 2029, value of $5)
$5	5.10% dated 09/28/2007	$4

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $4,808, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $4,902)

4,806	5.10% dated 09/28/2007	4,806

		12,601

Shares
	Securities Purchased with Proceeds from Security Lending - 2.5%
	Cash Collateral Reinvestment Fund:
11,462	BNY Institutional Cash Reserve Fund		11,462

	Total short-term investments (Cost $24,063)		$24,063

	Total investments (Cost $368,647) ▲	102.3%	$468,744
	Other assets and liabilities	(2.3)%	(10,732)

	Total net assets	100.0%	$458,012

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.77% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $369,398 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$101,398
Unrealized Depreciation	(2,052)

Net Unrealized Appreciation	$99,346

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Hartford Value Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK – 98.3%
	Basic Materials – 9.1%
205	Alcoa, Inc.	$8,037
323	Arch Coal, Inc. ▼	10,903
71	Celanese Corp.	2,762
406	Chemtura Corp.	3,606
64	Cytec Industries, Inc.	4,343
50	E.I. DuPont de Nemours & Co.	2,488
44	FMC Corp.	2,310
290	Owens-Illinois, Inc. ●	12,020
296	Smurfit-Stone Container Corp. ●	3,458
264	Uranium One, Inc. ●	3,492
884	USEC, Inc. ●	9,058

		62,477

	Capital Goods – 4.4%
45	Alliant Techsystems, Inc. ● ▼	4,919
56	Deere & Co.	8,326
135	Goodrich Corp.	9,177
97	Kennametal, Inc.	8,171

		30,593

	Consumer Cyclical – 5.2%
109	American Axle & Manufacturing Holdings, Inc. ▼	2,762
3,040	Buck Holdings L.P. † ● ⌂	2,736
578	Circuit City Stores, Inc. ▼	4,569
116	Copart, Inc. ●	3,986
601	Ford Motor Co. ●▼	5,103
234	Home Depot, Inc.	7,578
24	Liz Claiborne, Inc.	813
88	MDC Holdings, Inc. ▼	3,603
211	Office Depot, Inc. ●	4,349

		35,499

	Consumer Staples – 5.5%
200	Avon Products, Inc.	7,510
148	Cosan Ltd. ●	1,905
223	Cosan S.A. Industria E Comercio	3,037
200	Dean Foods Co.	5,119
9,758	Marine Harvest † ● ▼	12,421
246	Unilever N.V. NY Shares	7,592

		37,584

	Energy – 8.1%
630	Brasil EcoDiesel Industria ●	4,083
116	Exxon Mobil Corp.	10,700
212	Newfield Exploration Co. ●	10,228
114	Noble Energy, Inc.	7,978
88	Petro-Canada	5,072
222	Talisman Energy, Inc.	4,377
145	Total S.A. ADR ▼	11,771
68	UGI Corp.	1,764

		55,973

	Finance – 26.7%
345	ACE Ltd.	20,891
128	Aetna, Inc.	6,919
120	American International Group, Inc.	8,125
246	Apollo Investment Corp. ▼	5,119
559	Bank of America Corp.	28,107
298	Capital One Financial Corp.	19,763
134	CIT Group, Inc.	5,379
123	Citigroup, Inc.	5,726
202	Commerce Bancorp, Inc.	7,818
268	Countrywide Financial Corp. ▼	5,093
443	E*Trade Financial Corp. ●	5,780
79	Everest Re Group Ltd.	8,709
395	Genesis Lease Ltd.	9,825
185	Oaktree Capital ● ■	6,799
370	PennantPark Investment Corp. ▼	4,962
183	Platinum Underwriters Holdings Ltd.	6,591
1,298	Royal Bank of Scotland Group plc †	14,007
231	Thornburg Mortgage, Inc. ▼	2,967
204	UBS AG	10,849

		183,429

	Health Care – 8.3%
135	Alkermes, Inc. ●	2,475
59	Astellas Pharma, Inc. †	2,824
122	Bristol-Myers Squibb Co.	3,519
120	Cooper Co., Inc.	6,311
680	Impax Laboratories, Inc. ●	7,954
83	Sanofi-Aventis S.A. †	7,038
259	Sanofi-Aventis S.A. ADR	10,983
352	Wyeth	15,686

		56,790

	Services – 8.4%
297	Avis Budget Group, Inc. ●	6,794
627	BearingPoint, Inc. ●	2,539
157	CACI International, Inc. Class A ● ▼	8,036
108	Comcast Corp. Class A ●	2,621
773	Comcast Corp. Special Class A ●	18,514
121	Entercom Communications Corp. ▼	2,347
166	R.H. Donnelley Corp. ●	9,288
98	United Parcel Service, Inc. Class B	7,355

		57,494

	Technology – 18.9%
203	Arrow Electronics, Inc. ●	8,636
754	Cinram International Income Fund	14,128
543	Cisco Systems, Inc. ●	17,987
144	Corning, Inc.	3,554
6	Embarq Corp.	331
216	Fairchild Semiconductor International, Inc.	4,029
606	Flextronics International Ltd. ●	6,773
548	JDS Uniphase Corp. ● ▼	8,203
319	Microsoft Corp.	9,401
169	Qualcomm, Inc.	7,138
308	Seagate Technology	7,884
230	Solar Cayman Ltd. † ● ⌂	3,103
806	Sprint Nextel Corp.	15,315
394	Symantec Corp. ●	7,636
260	Telefonaktiebolaget LM Ericsson ADR ▼	10,344
215	Virgin Media, Inc.	5,220

		129,682

	Transportation – 3.7%
589	Northwest Airlines Corp. ●	10,488
266	UAL Corp. ● ▼	12,391
105	US Airways Group, Inc. ● ∞	2,760

		25,639

	Total common stock (Cost $611,749)	$675,160

Hartford Value Opportunities HLS Fund
Schedule of Investments
September 30, 2007 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
PREFERRED STOCK – 0.5%
	Finance – 0.5%
112	Thornburg Mortgage, Inc. ۞	$3,122

	Total preferred stock (Cost $2,798)	$3,122

	Total long-term investments (Cost $614,547)	678,282

Principal
Amount
SHORT-TERM INVESTMENTS – 11.2%
	Repurchase Agreements – 1.0%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,227, collateralized by FHLMC 5.50% 2037, FNMA 5.00% 2035, value of $1,251)
$1,227	5.10% dated 09/28/2007	$1,227
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,752, collateralized by FHLMC 5.00% - 6.50% 2033 - 2037, value of $1,786)
1,751	5.10% dated 09/28/2007	1,751
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $1,182, collateralized by FNMA 6.00% 2037, value of $1,205)
1,181	5.10% dated 09/28/2007	1,181
	UBS Securities LLC Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2, collateralized by U.S. Treasury Bond 3.875% 2029, value of $2)
2	5.10% dated 09/28/2007	2

UBS Securities LLC TriParty Joint Repurchase Agreement (maturing on 10/01/2007 in the amount of $2,567, collateralized by FHLMC 4.00% - 10.50% 2008 - 2047, FNMA 4.00% - 8.00% 2007 - 2047, value of $2,617)

2,566	5.10% dated 09/28/2007	2,566

		6,727

Shares
	Securities Purchased with Proceeds from Security Lending – 10.2%
	Cash Collateral Reinvestment Fund:
70,546	BNY Institutional Cash Reserve Fund		70,546

	Total short-term investments (Cost $77,273)		$77,273

	Total investments (Cost $691,820) ▲	110.0%	$755,555
	Other assets and liabilities	(10.0)%	(68,898)

	Total net assets	100.0%	$686,657

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.48% of total net assets at September 30, 2007.

▲	At September 30, 2007, the cost of securities for federal income tax purposes was $692,405 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,494
Unrealized Depreciation	(31,344)

Net Unrealized Appreciation	$63,150

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at September 30, 2007, was $42,129, which represents 6.14% of total net assets.

●	Currently non-income producing.

▼	Security is partially on loan at September 30, 2007.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2007, was $6,799, which represents 0.99% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2007, the market value of these securities was $2,760, which represents 0.40% of total net assets.

۞	Convertible debt security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	3,040	Buck Holdings L.P.	$3,044
03/2007	230	Solar Cayman Ltd.	3,453

The aggregate value of these securities at September 30, 2007 was $5,839 which represents 0.85% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Forward Foreign Currency Contracts Outstanding at September 30, 2007

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value	Amount	Date	(Depreciation)
Canadian Dollar (Buy)	$72	$71	10/01/07	$1
Canadian Dollar (Sell)	705	698	10/01/07	(7)
Canadian Dollar (Buy)	39	39	10/02/07	—
Canadian Dollar (Buy)	88	88	10/03/07	—

				$(6)

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.
Date: November 14, 2007	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 14, 2007	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: November 14, 2007	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer